CITISELECT(R) VIP PORTFOLIOS

                          -----------------------------

                    CITISELECT(R) VIP FOLIO 200 CONSERVATIVE

                      CITISELECT(R) VIP FOLIO 300 BALANCED

                       CITISELECT(R) VIP FOLIO 400 GROWTH

                     CITISELECT(R) VIP FOLIO 500 GROWTH PLUS



                                  CITIFUNDS(R)

                                 --------------

                         SMALL CAP GROWTH VIP PORTFOLIO




                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000






            --------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            --------------------------------------------------------

Table of Contents

CITISELECT(R) VIP PORTFOLIOS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       8
 ................................................................................
Statement of Assets and Liabilities                                           53
 ................................................................................
Statement of Operations                                                       54
 ................................................................................
Statement of Changes in Net Assets                                            55
 ................................................................................
Financial Highlights                                                          57
 ................................................................................
Notes to Financial Statements                                                 59
 ................................................................................


CITIFUNDS(R) SMALL CAP GROWTH VIP PORTFOLIO

Letter to Our Shareholders                                                    66
 ................................................................................
Portfolio Environment and Outlook                                             67
 ................................................................................
Fund Performance                                                              69
 ................................................................................
Portfolio of Investments                                                      70
 ................................................................................
Statement of Assets and Liabilities                                           73
 ................................................................................
Statement of Operations                                                       74
 ................................................................................
Statement of Changes in Net Assets                                            75
 ................................................................................
Financial Highlights                                                          76
 ................................................................................
Notes to Financial Statements                                                 77
 ................................................................................





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


                          CITISELECT(R) VIP PORTFOLIOS

                    CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
                      CITISELECT(R) VIP FOLIO 300 BALANCED
                       CITISELECT(R) VIP FOLIO 400 GROWTH
                     CITISELECT(R) VIP FOLIO 500 GROWTH PLUS

                           LETTER TO OUR SHAREHOLDERS

Dear CitiSelect VIP Portfolios Shareholder:

   During the six months ended June 30, 2000, the U.S. stock and bond markets experienced historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of both the U.S. and global economies, investor concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices.

   Throughout the reporting period, the CitiSelect VIP Portfolios' investment adviser, Citibank, N.A., continued to manage the CitiSelect VIP Portfolios according to the investment objectives and risk parameters set forth for each individual portfolio. Accordingly, on a relative basis, CitiSelect VIP Folio 500 Growth Plus produced the highest returns with the greatest level of risk, while CitiSelect VIP Folios 400 Growth and 300 Balanced provided incrementally lower returns and risks, respectively. CitiSelect VIP Folio 200 Conservative, the most conservative portfolio, provided the lowest returns with the least risk.

   This report reviews the Funds' investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on and outlook for the financial markets.

   Thank you for your continued confidence and participation during these challenging times.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   FOR MANY INVESTORS, THE FIRST HALF OF THE YEAR 2000 MARKED A SIGNIFICANT CHANGE IN THE PERFORMANCE OF THE STOCK AND BOND MARKETS AS MANY PRICES BEGAN TO DECLINE. As recently as the fourth quarter of 1999, investment values -- particularly in the stock market -- rose sharply as investors drove up prices amid unrestrained optimism about the so-called "New Economy," namely, those companies operating in the technology, telecommunications and Internet industries. During the first quarter of 2000, however, that optimism dissipated, triggering a decline in stock prices, especially among "New Economy" stocks. The prices of many stocks, especially those in the technology sector, fell amid investors' concerns regarding fundamentals and valuations.

   THE CAPITAL MARKETS' HIGHER VOLATILITY TOOK PLACE AGAINST AN ECONOMIC BACKDROP OF ROBUST ECONOMIC GROWTH AND RISING INTEREST RATES. In the opinion of management, investors began to conclude that some companies' stock prices might be too high relative to fundamentals such as revenues and earnings. Strengthening economies worldwide encouraged many investors to believe that expanding global demand for goods and services would in turn fuel rising revenues and earnings for large U.S. companies.

   However, rising interest rates tended to have the opposite effect during the reporting period, dampening investor enthusiasm because of the adverse effects of higher financing costs that can negatively impact corporate earnings. Indeed, higher interest rates were the result of more restrictive monetary policies adopted by several central banks that became increasingly concerned that unsustainable growth might reignite inflationary pressures. In an attempt to reduce the rate of economic growth, the Federal Reserve Board (the "Fed") raised short-term interest rates by three 25-basis point1 increments to 6.50%.

   DURING THE REPORTING PERIOD, THE CITISELECT VIP PORTFOLIOS' DIVERSIFICATION AND ASSET ALLOCATION STRATEGIES ENABLED THE FUNDS TO SEEK TOTAL RETURN, REDUCE VOLATILITY AND PROVIDE THEIR SHAREHOLDERS WITH EXPOSURE TO SOME OF THE BEST
PERFORMING AREAS OF THE GLOBAL MARKETPLACE. These strategies became especially important when many investors began to turn their attention away from the young, fast-growing technology companies that previously led the market. Between mid-March and the end of April, the tech-laden Nasdaq Composite Index2 fell more than 35%, including a single-day drop of 10% on April 14, 2000. Shares of more "Old Economy" or seasoned `blue-chip' companies' stocks declined less severely, and both large- and small-cap value-oriented stocks gained ground after languishing for several years. (Value stocks are stocks that are considered to be inexpensive compared to the stocks of other companies with similar earnings or assets.)




1 A basis point is .01% or one one-hundredth of a percent.
2 The Nasdaq Composite Index is a market value-weighted index that measures domestic based securities listed on the NASDAQ stock market.

PORTFOLIO ENVIRONMENT AND OUTLOOK

   Overseas, stock markets roughly followed the patterns established in the United States. Many technology and telecommunications companies drove Japanese and European stock markets lower during the first quarter of 2000, then partially recovered during the second quarter of 2000 based on the relative strength of "Old Economy" and value stocks. International bond markets also provided relatively attractive returns.

   RISING INTEREST RATES MADE INVESTING IN MOST SECTORS OF THE U.S. BOND MARKET CHALLENGING FOR MOST INVESTORS DURING THE PERIOD. The prices of most bonds declined during the period, striving to keep pace with rising interest rates. However, due to unique supply-and-demand constraints, long-term U.S. Treasury securities represented an exception to the overall trend, with the bond market rallying strongly over the past six months due in large part to the U.S. government's plan to buy back more than $30 billion of long-term debt.

   Faced with these volatile market conditions, CitiSelect VIP Portfolios continued to adhere to their long-term diversification strategy. As a result, EACH OF THE INDIVIDUAL PORTFOLIOS WITHIN THE CITISELECT FAMILY CONTINUED TO PROVIDE RETURNS AND LEVELS OF RISK COMMENSURATE WITH THEIR INVESTMENT OBJECTIVES. Indeed, broad diversification enabled even CitiSelect VIP Folio 500 Growth Plus, the most aggressive portfolio, to cushion the volatility of the stock markets while also participating in some of its gains. CitiSelect VIP Folio 500 Growth Plus particularly benefited from its exposure to small-cap value stocks and international bonds, the period's top-performing market sectors. In the case of less aggressive portfolios, such as CitiSelect VIP Folios 200 Conservative and 300 Balanced, broad exposure to fixed-income securities helped cushion some of the volatility in the large- and small-cap growth stock areas.

   Looking ahead, management expects heightened volatility to continue in 2000 because of ongoing investor uncertainty about inflation and the continued pace of economic growth. OVER THE LONGER TERM, HOWEVER, MANAGEMENT BELIEVES THAT
CONDITIONS REMAIN POSITIVE FOR BOTH STOCKS AND BONDS. When prevailing uncertainty dissipates, and the Fed indicates it is more comfortable with the pace of economic growth, management believes that many investors may once again recognize the compelling values offered by several market sectors, including value-oriented, small-cap and international stocks as well as domestic bonds.

Please note that international investing involves certain risks, such as currency fluctuations, differing accounting and financial disclosure standards and the potential for adverse political developments.

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 2000
================================================================================
                                                                       SINCE
                                              SIX           ONE       2/10/97
                                            MONTHS**        YEAR     INCEPTION*
                                           ---------      ------    ----------
CitiSelect(R) VIP Folio 200 Conservative .     0.89%        2.05%        5.15%
Composite Benchmark+ .....................     2.08%        5.65%        8.65%
================================================================================
 * Average Annual Total Return
** Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,855 (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

            [Table below represents line graph in its printed piece]


 CitiSelect              Standard & Poors   Lehman Brothers
VIP Folio 200  Composite    500 Index++    Aggregate Bond Index
Conservative   Benchmark+    (unmanaged)       (unmanaged)
------------   ----------     ---------       ------------
  10000          10000          10000           10000
   9960        9979.58          10079           10025
   9810           9827        9665.76            9914
   9830        9915.64        10241.8           10063
  10210          10312        10867.6           10159
  10430        10532.2          11352           10280
  10620        10747.7        12253.7           10558
  10590        10660.1          11568           10468
  10920        10986.5          12201           10622
  10790          10906        11792.7           10776
  10780          10925        12338.7           10826
10779.1          10996        12550.9           10935
10789.7        11074.2          12689           11075
11136.7        11391.3        13604.1           11066
  11326          11548        14300.6           11104
11389.1          11655          14447           11162
11262.9        11556.5          14199           11268
11334.5        11653.1          14775           11364
11113.3        11521.3        14617.9           11388
10544.4        10982.2          12506           11574
10871          11422.7          13308           11845
11165.9        11800.8          14389           11782
11281.8        11990.3          15261           11849
11569.2        12312.2          16140           11885
11580.3        12398.4          16815           11969
11224.4          12045          16292           11760
11335.6          12220          16944           11825
11580.3          12537          17600           11863
11480.2          12394          17185           11759
11616.6          12534          18139           11721
11515.9          12442          17573           11671
11448.8          12358          17485           11665
11437.6          12356          17006           11800
11471.2          12503          18082           11844
11571.9          12675          18449           11843
11750.9          12971          19534           11786
11571.9          12774          18553           11747
11683.8          13016          18202           11889
11874            13202          19982           12046
11717.4          13051          19381           12011
11605.4          12903          18984           12005
11855            13242          19451           12255


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 + The returns are based on the composite  performance of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (40%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.
++ The Standard & Poor's 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R) VIP FOLIO 300  BALANCED
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 2000
================================================================================
                                                                       SINCE
                                           SIX            ONE         2/10/97
                                         MONTHS**         YEAR       INCEPTION*
                                         --------        ------       ---------
CITISELECT(R) VIP FOLIO 300 BALANCED ...   1.68%          4.79%         6.55%
COMPOSITE BENCHMARK ....................   1.90%          7.80%        10.82%
================================================================================
 * Average Annual Total Return
** Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,395 (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

            [Table below represents line graph in its printed piece]



       CitiSelect    Lehman Brothers     Standard & Poors
    VIP Folio 300  Aggregate Bond Index    500 Index++       Composite
       Balanced        (unmanaged)          (unmanaged)      Benchmark+
     ------------       ----------           ---------       -----------
         10000            10000               10000            10000
         9950              9970.6             10079             9978.12
         9750              9901.8               665.76          9775.48
         9780             10017.7             10241.8           9890.44
         10250            10100.8             10867.6          10398.6
         10520            10192.7             11351.2          10687.9
7/31/97  10770            10399.6             12253.7          10975.9
         10700            10347.6             11567.4          10820.5
         11110            10467.7             12200.2          11244.5
         10890            10583.9             11792.7          11069
         10890            10607.1             12338.7          11097.8
         10864.7          10692               12550.9          11186.6
1/31/98  10917            10832.1             12689            11281
         11346.2          10823.4             13604.1          11716.3
         11597.3          10858               14300.6          11942.7
         11660.2          10912.3             14446.5          12059.7
         11471.8          10992               14198            11903.4
         11548.2          11062.3             14774.5          12024.9
7/31/98  11255            11101               14617.9          11832.1
         10407            11275.3             12504.4          10997
         10763            11558.3             13305.9          11493.1
         11129.4          11546.8             14386.4          11996.3
         11296.9          11545.9             15258.3          12280.5
         11636.5          11592.1             16137.5          12699.3
1/31/99  11636.5          11674.4             16812.4          12812.4
         11189.3          11470.1             16289.9          12355.8
         11342            11533.2             16941.6          12587.3
         11658.3          11570.1             17597.8          13015
         11560.1          11468.3             17182.3          12866.7
         11829            11431.6             18135.9          13137.6
7/31/99  11730.5          11383.6             17569.7          13011.8
         11643            11377.9             17481.9          12883.2
         11566.4          11509.8             17002.9          12851.6
         11653.9          11552.4             18078.8          13070.4
         11818            11551.3             18446.3          13347.4
         12190.1          11495.8             19532.8          13898.2
1/31/00  11905.6          11457.9             18551.5          13596.4
         12157.3          11596.5             18200.3          14031.6
         12430.8          11749.6             19980.9          14244.6
         12212            11715.5             19379.6          13959.7
         12091.6          11709.7             18982            13710
6/30/00  12395.3          12255.2             19449.9          14161.1


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

 + The returns are based on the composite  performance of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (15%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.
++ The Standard & Poor's 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R)  VIP FOLIO 400 GROWTH
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 2000
================================================================================
                                                                       SINCE
                                           SIX           ONE          2/10/97
                                         MONTHS**        YEAR        INCEPTION*
                                         --------       ------        ---------
CitiSelect(R) VIP Folio 400 Growth ....    2.50%         7.46%          6.96%
Composite Benchmark ...................    1.22%        10.03%         12.33%
================================================================================
 * Average Annual Total Return
** Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,559 (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.


            [Table below represents line graph in its printed piece]



      CitiSelect     Lehman Brothers     Standard & Poors
    VIP Folio 400  Aggregate Bond Index    500 Index++        Composite
       Balanced        (unmanaged)          (unmanaged)       Benchmark+
     ------------       ----------           ---------        -----------
         10000           10000                10000             10000
         9930             9970.6              10079             9980.91
         9730             9901.8               9665.76          9747.24
         9670            10017.7              10241.8           9845.93
         10290           10100.8              10867.6           10512.9
         10640           10192.7              11351.2           10888.9
7/31/97  10920           10399.6              12253.7           11206.8
         10820           10347.6              11567.4           11001.5
         11360           10467.7              12200.2           11549.4
         10990           10583.9              11792.7           11204.6
         10960           10607.1              12338.7           11210.4
         10922.4         10692                12550.9           11311.6
1/31/98  10901.1         10832.1              12689             11411.8
         11496.1         10823.4              13604.1           12012.4
         11846.7         10858                14300.6           12323.5
         11921.1         10912.3              14446.5           12448.8
         11613           10992                14198             12196.3
         11641.8         11062.3              14774.5           12317.5
7/31/98  11184.6         11101                14617.9           12024.5
         9876.88         11275.3              12504.4           10756.3
         10132           11558.3              13305.9           11239.9
         10653           11546.8              14386.4           11897.7
         10908.2         11545.9              15258.3           12303.3
         11295.6         11592.1              16137.5           12836.9
1/31/99  11218.3         11674.4              16812.4           12943.8
         10710.4         11470.1              16289.9           12393.8
         10920.2         11533.2              16941.6           12681.5
         11406           11570.1              17597.8           13269.8
         11317.7         11468.3              17182.3           13073.6
         11686.8         11431.6              18135.9           13472.8
7/31/99  11631.4         11383.6              17569.7           13351.8
         11565           11377.9              17481.9           13205.4
         11432           11509.8              17002.9           13149.9
         11553.9         11552.4              18078.8           13463.7
         11764.4         11551.3              18446.3           13835.5
         12251.8         11495.8              19532.8           14645.2
1/31/0   11886.2         11457.9              18551.5           14198.7
         12207.5         11596.5              18200.3           14753.7
         12584.1         11749.6              19980.9           15056.5
         12318.2         11715.5              19379.6           14623
         12207.5         11709.7              18982             14286
6/30/00  12915.5         11953.2              19449.9           15436.8

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

 + The returns are based on the composite  performance of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (10%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (10%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.
++ The Standard & Poor's 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R)  VIP FOLIO 500 GROWTH PLUS
FUND PERFORMANCE
TOTAL  RETURNS
ALL PERIODS ENDED JUNE 30, 2000
================================================================================
                                                                        SINCE
                                           SIX            ONE          2/10/97
                                          MONTHS**        YEAR        INCEPTION*
                                          --------       ------        ---------
CitiSelect(R) VIP Folio 500 Growth Plus .  2.65%          8.75%          7.85%
Composite Benchmark .....................  0.50%         12.10%         13.67%
================================================================================
 * Average Annual Total Return
** Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,915 (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

     [Table below represents line graph in its printed piece]

                    Salomon Bros.
                   Currency-Hedged
      CitiSelect   Non-$ Government   MSCI EAFE
    VIP Folio 500     Bond Index       Index++         Composite
     Growth Plus     (unmanaged)     (unmanaged)       Benchmark+
     -----------      ----------      ---------        ----------
         10000         10000           10000             10000
          9890         9912.84         10075.5           9993.34
          9710         9849.4          10114.5           9748.74
          9650         9649.45         10170.2           9867.65
         10380         10004.5         10834.3           10616.8
         10810         10127.6         11434.5           11060
7/31/97  11170         9863.28         11622             11444.3
         11020         9907.66         10756.2           11160.3
         11610         10148.4         11360.7           11786
         11110         10375.7         10490.4           11285.2
         11130         10110.1         10385.5           11303.8
         11075.8       10008           10479             11432.7
1/31/98  11033.5       10076.1         10961             11562.3
         11773.3       10218.1         11666.9           12272.4
         12217.2       10049.5         12028.6           12671.9
         12280.6       10270.6         12126             12783.5
         11910.7       10254.2         12070.2           12481.2
         11920.5       10217.3         12164.4           12616.9
7/31/98  11359.4       10229.5         12290.9           12275.1
         9781.98       10509.8         10770.5           10666.5
         9930.19       11199.3         10443.1           11072.4
         10533.6       11704.4         11534.4           11809.4
         10861.8       11465.6         12128.4           12327.8
         11252         11788.9         12609.9           12911.8
1/31/99  11134.5       11603.8         12575.9           13038.7
         10638.5       11196.5         12279.1           12459
         10899.6       11328.7         12794.8           12790.9
         11500         11472.5         13315.6           13475.5
         11382.5       11442.7         12632.5           13222.2
         11875.9       11257.3         13127.7           13768.6
7/31/99  11836.6       11239.3         13521.5           13649.5
         11771.2       11261.8         13574.2           13481.7
         11575.1       11311.4         13714             13411.2
         11705.8       11337.4         14231.1           13824.7
         11967.4       11403.1         14729.2           14287.2
         12582.2       11444.2         16053.3           15357.8
1/31/00  12111.3       11454.5         15035.5           14748.3
         12464.4       11532.4         15443             15437
         12948.4       11692.7         16045.3           15835.3
         12660.6       11750           15204.5           15227.9
         12556         11844           14836.5           14785.3
6/30/00  12915         11904.4         15419.6           15434.3


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

 + The returns are based on the composite  performance of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (30%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (5%); Salomon Bros. High Yield Bond Index -- High Yield (5%) Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.
++ The Morgan Stanley Capital International Europe, Australasia,  Far East (MSCI
   EAFE) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from Europe, Australasia and the Far East.

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 6.4%
--------------------------------------------------------------------------------
COMMON STOCKS -- 6.3%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 0.1%
--------------------------------------------------------------------------------
American Power Conversion Corp.*                       55            $     2,245
Illinois Tool Works Inc.                               53                  3,021
Tyco International Ltd.                               180                  8,528
                                                                     -----------
                                                                          13,794
                                                                     -----------
COMMERCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                         75                  4,017
Concord Inc.*                                          90                  2,340
Interpublic Group Companies Inc.                       63                  2,709
PayChex Inc.                                           50                  2,100
Time Warner Inc.                                      110                  8,360
                                                                     -----------
                                                                          19,526
                                                                     -----------
COMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
SBC Communications Inc.(++)                           350                 15,137
Sprint Corp.*                                         105                  6,247
                                                                     -----------
                                                                          21,384
                                                                     -----------
COMPUTER SOFTWARE -- 0.8%
--------------------------------------------------------------------------------
America Online Inc.*                                  243                 12,818
Microsoft Corp.*                                      440                 35,200
National Instruments Corp.*                            40                  1,745
Oracle Corp.*                                         325                 27,320
Yahoo Inc.*                                            33                  4,088
                                                                     -----------
                                                                          81,171
                                                                     -----------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                                   656                 41,697
Comverse Technology Inc.*                              15                  1,395
EMC Corp.*                                            252                 19,388
International Business Machines Corp.(++)             160                 17,530
Lexmark International Group Inc.*                      59                  3,968
Network Appliance Inc.* (++)                           55                  4,428
Nortel Networks Corp.                                 330                 22,523
Qualcomm Inc.*                                         91                  5,460
Sun Microsystems Inc.*                                205                 18,642
Symbol Technologies Inc.                               30                  1,620
Tellabs Inc.*                                          35                  2,395
                                                                     -----------
                                                                         139,046
                                                                     -----------
CONGLOMERATES -- 0.5%
--------------------------------------------------------------------------------
General Dynamics Corp.                                 40                  2,090
General Electric Co. (++)                             963                 51,039
                                                                     -----------
                                                                          53,129
                                                                     -----------
CONSUMER NON-DURABLES -- 0.1%
--------------------------------------------------------------------------------
PepsiCo Inc.(++)                                      195                  8,665
                                                                     -----------
CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Harley Davidson Inc.                                   65                  2,502
                                                                     -----------
FINANCE -- 0.5%
--------------------------------------------------------------------------------
American Express Co.                                  184                  9,591
Bank of New York Inc.                                  69                  3,209
Charles Schwab Corp.                                  125                  4,203
Federal Home Loan Mortgage Corp.                       75                  3,038
Federal National Mortgage Association                 110                  5,741
MBNA Corp.                                            140                  3,798
Marsh & McLennan Companies Inc. (++)                   20                  2,089
Morgan Stanley Dean Witter & Co.                      105                  8,741
Northern Trust Corp.                                   80                  5,205
                                                                     -----------
                                                                          45,615
                                                                     -----------
HEALTHCARE -- 1.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                   183                  8,155
Amgen Inc.*                                           135                  9,484
Biogen Inc.*                                           35                  2,258
Cardinal Health Inc.                                   45                  3,330
Eli Lilly & Co.                                        87                  8,689
Johnson & Johnson                                     179                 18,236
Medtronic Inc.                                        195                  9,713
Pfizer Inc.                                           706                 33,888
Schering-Plough Corp.                                 193                  9,746
                                                                     -----------
                                                                         103,499
                                                                     -----------
RETAIL -- 0.6%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                59                  2,139
GAP Inc.                                              135                  4,219
Home Depot Inc.                                       236                 11,785
Kohl's Corp.*                                         100                  5,563
Lowes Co.                                              60                  2,464
Walgreen Co.                                          135                  4,345
Wal-Mart Stores Inc.                                  432                 24,894
                                                                     -----------
                                                                          55,409
                                                                     -----------
SEMI-CONDUCTORS -- 0.8%
--------------------------------------------------------------------------------
Altera Corp.*                                          25                  2,548
Applied Materials Inc.*                                95                  8,609
                                                                     -----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                               SHARES                VALUE
--------------------------------------------------------------------------------
Dallas Semiconductor  Corp.                            40            $     1,630
Intel Corp.                                           335                 44,785
Linear Technology Corp.                                55                  3,517
Micrel Inc.* (++)                                      30                  1,303
Texas Instruments Inc.                                200                 13,737
Xilinx Inc.*                                           33                  2,724
                                                                     -----------
                                                                          78,853
                                                                     -----------
TOTAL COMMON STOCKS                                                      622,593
                                                                     -----------

SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00(+)                                                    13,908
                                                                        --------
Total Large Cap Growth
  (Identified Cost $487,418)                                             636,501
                                                                        --------
LARGE CAP VALUE -- 7.6%
--------------------------------------------------------------------------------
COMMON STOCKS -- 7.4%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 0.6%
--------------------------------------------------------------------------------
Emerson Electric Co.                                  325                 19,622
General Electric Co.(++)                              225                 11,925
Honeywell Inc.                                        325                 10,948
United Technologies Corp.                             290                 17,074
                                                                     -----------
                                                                          59,569
                                                                     -----------
COMMUNICATION
EQUIPMENT & SERVICES -- 1.1%
--------------------------------------------------------------------------------
AT&T Corp.                                            575                 18,184
Alltel Corp.                                          250                 15,484
Bellsouth Corp.                                       350                 14,919
GTE Corp.                                             350                 21,788
SBC Communications Inc.(++)                           425                 18,381
Sprint Corp.                                          400                 20,400
                                                                     -----------
                                                                         109,156
                                                                     -----------
CONSUMER CYCLICALS -- 0.2%
--------------------------------------------------------------------------------
McGraw-Hill Companies Inc.                            325                 17,550
                                                                     -----------
CONSUMER STAPLES -- 0.5%
--------------------------------------------------------------------------------
Gilette Co.                                           200                  6,731
Kimberly-Clark Corp.                                  375                 21,516
PepsiCo Inc.(++)                                      575                 25,552
                                                                     -----------
                                                                          53,799
                                                                     -----------
ENERGY -- 1.0%
--------------------------------------------------------------------------------
BP Amoco Plc, ADRs                                    100                  5,656
Chevron Corp.                                         250                 21,203
Conoco Inc. Class A                                   800                 17,600
El Paso Energy Corp.                                  200                 10,187
Exxon Corp.                                           375                 29,437
Halliburton Co.                                       325                 15,336
                                                                     -----------
                                                                          99,419
                                                                     -----------
FINANCE -- 1.5%
--------------------------------------------------------------------------------
Bank of America Corp.                                 400                 17,200
Chase Manhattan Corp.                                 525                 24,183
Chubb Corp.                                           325                 19,988
Hartford Financial Services Group                     400                 22,375
Marsh & McLennan Companies Inc.(++)                   185                 19,321
Mellon Bank Corp.                                     600                 21,863
Merrill Lynch & Co. Inc.                              200                 23,000
                                                                     -----------
                                                                         147,930
                                                                     -----------
HEALTHCARE -- 0.7%
--------------------------------------------------------------------------------
American Home Products Corp                           400                 23,500
Bristol-Myers Squibb Co.                              375                 21,844
Johnson & Johnson                                     100                 10,187
Pharmacia & Upjohn Inc.                               296                 15,300
                                                                     -----------
                                                                          70,831
                                                                     -----------
RAW & INTERMEDIATE
MATERIALS -- 0.5%
--------------------------------------------------------------------------------
Alcoa Inc.                                            600                 17,400
Dow Chemical Co.                                      300                  9,056
E. I. du Pont de Nemours & Co.                        161                  7,044
International Paper Co.                               350                 10,434
                                                                     -----------
                                                                          43,934
                                                                     -----------
TECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
First Data Corp.                                      150                  7,444
International Business Machines(++)                   125                 13,695
Pitney Bowes Inc.                                     475                 19,000
Xerox Corp.                                           450                  9,338
                                                                     -----------
                                                                          49,477
                                                                     -----------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
Union Pacific Corp.                                        225             8,367
                                                                     -----------
UTILITIES -- 0.7%
--------------------------------------------------------------------------------
Duke Energy Co.                                       375                 21,141
Unicom Corp.                                          550                 21,278
Williams Companies Inc.                               550                 22,928
                                                                     -----------
                                                                          65,347
                                                                     -----------
TOTAL COMMON STOCKS                                                      725,379
                                                                     -----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS  (Continued)                              June 30, 2000
(Unaudited)

ISSUER                                               SHARES                VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                              $    22,026
                                                                     -----------
TOTAL LARGE CAP VALUE
  (Identified Cost $767,990)                                             747,405
                                                                     -----------
SMALL CAP GROWTH -- 5.0%
--------------------------------------------------------------------------------
COMMON STOCKS -- 4.4%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING -- 0.4%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                              30                  2,023
Applied Power Inc.                                     77                  2,580
Aptargroup Inc.                                       162                  4,374
Cleco Corp.                                            85                  2,847
Mettler Toledo International Inc.*                    125                  5,000
National Instruments Corp.*                           117                  5,104
Newport Corp.                                          60                  6,442
Shaw Group Inc.*                                      130                  6,126
Verticalnet Inc.*                                      60                  2,216
                                                                     -----------
                                                                          36,712
                                                                     -----------
COMMERCIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                         60                  2,981
Broadvision Inc.*                                      85                  4,319
Capstone Turbine Corp.*                                 7                    315
Clarus Corp.*                                          24                    933
Cylink Corp.*                                         120                  2,010
Source Information Management Co.*                    243                  3,706
                                                                     -----------
                                                                          14,264
                                                                     -----------
CONSUMER SERVICES -- 0.3%
--------------------------------------------------------------------------------
Beringer Wine Estates Holdings*                        51                  1,801
Callaway Golf Co.                                     125                  2,039
Catalina Marketing Corp.*                              72                  7,344
Emmis Communications Corp.*                            60                  2,482
Ethan Allen Interiors Inc.                             67                  1,608
Hispanic Broadcasting Corp.*                           70                  2,319
Houghton Mifflin Co.                                   50                  2,334
Imax Corp.*                                            45                  1,024
National Computer Systems Inc                          70                  3,447
P.F. Changs China Bistro Inc.*                         40                  1,277
Scholastic Corp.*                                      35                  2,139
Station Casinos Inc.*                                  40                  1,000
Westwood One Inc.*                                     57                  1,945
XM Satellite Radio Holdings Inc.*                      35                  1,310
                                                                     -----------
                                                                          32,069
                                                                     -----------
ELECTRONIC/TECHNICAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
Accelerated Networks Inc.*                              1                     42
Acnielson Corp.*                                       50                  1,100
C-Cube Microsystems Inc.*                              97                  1,904
California Amplifier Inc.*                            125                  5,719
Celeritek Inc.*                                        65                  2,653
E Piphany Inc.*                                        21                  2,251
Emulex Corp.*                                          55                  3,613
Intertrust Technologies Corp.*                         25                    514
Iona Technologies Plc* ADRs                            40                  2,520
MMC Networks Inc.*                                    100                  5,344
Macromedia Inc.*                                       74                  7,155
Macrovision Corp.*                                     50                  3,196
Methode Electronics Inc.                              105                  4,056
Micrel Inc.*(++)                                      170                  7,384
Network Appliance Inc.*(++)                            48                  3,864
New Era of Networks Inc.*                              15                    637
Paradyne Corp.*                                        65                  2,117
Powerwave Technologies Inc.*                           64                  2,816
Remedy Corp.*                                          80                  4,460
Sandisk Corp.*                                         35                  2,142
Sawtek Inc.*                                           60                  3,454
Semtech Corp.*                                         70                  5,354
Silicon Storage Technology Inc.*                       40                  3,533
Sonus Networks Inc.*                                    6                    947
Spectralink Corp.*                                    115                  1,682
Stratos Lightwave Inc.*                                23                    641
Ultimate Electronics Inc.*                             65                  1,742
Usinternet Working Inc.*                               52                  1,063
WatchGuard Technologies Inc.*                          25                  1,373
Wink Communications Inc.*                              65                  1,983
                                                                     -----------
                                                                          85,259
                                                                     -----------
ENERGY/MINERALS -- 0.4%
--------------------------------------------------------------------------------
Cal Dive International Inc.*                          100                  5,419
Coflexip ADRs                                          85                  5,143
Hanover Compressor Co.*                               160                  6,080
Precision Drilling Corp.*                             140                  5,407
R & B Falcon Corp.*(++)                               465                 10,957
Varco International Inc.*                             120                  2,790
                                                                     -----------
                                                                          35,796
                                                                     -----------
FINANCE -- 0.2%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.*                        55                  2,502
Banknorth Group Inc.                                  250                  3,828
Chittenden Corp.                                      148                  3,618
Cullen Frost Bankers Inc.                             181                  4,763
Presidential Life Insurance Corp.                      50                    694

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                                   SHARES            VALUE
--------------------------------------------------------------------------------
SEI Investments Co.                                    78            $     3,105
West America Bancorporation                            85                  2,221
                                                                     -----------
                                                                          20,731
                                                                     -----------
HEALTHCARE -- 0.7%
--------------------------------------------------------------------------------
Affymetrix Inc.*                                       15                  2,477
Alpharma Inc.                                          65                  4,046
Andrx Corp.*                                           44                  2,813
Apria Healthcare Group Inc.*                          180                  2,205
Aurora Bioscience Corp.*                               25                  1,705
CIMA Labs Inc.*                                        40                    810
Corixa Corp.*                                          80                  3,435
Curagen Corp.*                                         20                    761
Emisphere Technologies Inc.*                           35                  1,491
Enzon Inc.*                                            60                  2,550
Genset SA* ADRs                                        60                  1,388
Gilead Sciences Inc.*                                  55                  3,912
Idec Pharmaceuticals Corp.*                            35                  4,106
Incyte Pharmaceuticals Inc.*                           20                  1,644
KV Pharmaceutical Co.*                                 11                    291
Lifepoint Hospitals Inc.*                             100                  2,225
Medarex Inc.*                                          23                  1,943
Medicis Pharmaceutical Corp.*                          55                  3,135
Millennium Pharmaceuticals Inc.*                       66                  7,384
Multex Systems Inc.*                                   28                    705
Nanogen Inc.*                                          25                  1,061
Pharmacyclics Inc.*                                    35                  2,135
Shire Pharmaceuticals Group Plc* ADRs                 113                  5,862
Transkaryotic Therapies Inc.*                          15                    551
Triad Hospitals Inc.*                                  70                  1,693
Varian Inc.*                                          180                  8,303
                                                                     -----------
                                                                          68,631
                                                                     -----------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
Gasonics International Corp.*                         100                  3,944
Gentex Corp.*                                          72                  1,809
Harmonic Inc.*                                         72                  1,782
                                                                     -----------
                                                                           7,535
                                                                     -----------
RETAIL -- 0.2%
--------------------------------------------------------------------------------
Cost Plus Inc.*                                       137                  3,930
Footstar Inc.*                                         50                  1,662
Linens 'n Things Inc.*                                114                  3,092
O' Reilly Automotive Inc.*                            271                  3,760
Zale Corp.*                                            60                  2,190
                                                                     -----------
                                                                          14,634
                                                                     -----------
SEMI-CONDUCTOR -- 0.3%
--------------------------------------------------------------------------------
ATMI Inc.*                                             45            $     2,093
Alpha Industries Inc.*                                 36                  1,586
Amkor Technology Inc.*                                 85                  3,002
Anadigics Inc.*                                        57                  1,942
Cree Inc.*                                              9                  1,201
Cypress Semiconductor Corp.*                           25                  1,056
Emcore Corp.*                                          74                  8,880
Microchip Technology Inc.*                             31                  1,806
Silicon Image Inc.*                                    40                  1,995
Transwitch Corp.*                                      77                  5,943
Triquint Semiconductor Inc.*                           37                  3,540
Virata Corp.*                                          24                  1,431
                                                                     -----------
                                                                          34,475
                                                                     -----------
SOFTWARE -- 0.3%
--------------------------------------------------------------------------------
Active Software Inc.*                                  45                  3,496
Activision Inc.*                                      385                  2,503
Art Technology Group Inc.*                             40                  4,037
Bindview Development Corp.*                           105                  1,260
HNC Software Inc.*                                     25                  1,544
Mercury Interactive Corp.*                            125                 12,094
Microstrategy Inc.*                                    39                  1,170
Oni Systems Corp.*                                      3                    352
                                                                     -----------
                                                                          26,456
                                                                     -----------
TECHNOLOGY SERVICES -- 0.2%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                      76                  4,674
Idex Corp.                                             90                  2,841
Interwoven Inc.*                                        3                    330
Mattson Technology Inc.*                               99                  3,217
Nextel Partners Inc.*                                  41                  1,335
Oak Technology Inc.*                                  205                  4,420
Western Wireless Corp.*                               110                  5,995
                                                                     -----------
                                                                          22,812
                                                                     -----------
TELECOMMUNICATIONS -- 0.3%
--------------------------------------------------------------------------------
Covad Communications Group Inc.*                       75                  1,209
Digital IS Inc.*                                       20                    972
Digital Lightwave Inc.*                                15                  1,507
Digital Microwave Corp.*                               55                  2,097
Dobson Communications Corp.*                           70                  1,347
Exar Corp.*                                            40                  3,487
Expo Electro Optical Energy Inc.*                      13                    338
Informatica Corp.                                       5                    410
Nextlink Communications Inc.*                          57                  2,162
P C Telephone Inc.*                                    20                    760

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                               SHARES                VALUE
--------------------------------------------------------------------------------
Pinnacle Holdings Inc.*                                94            $     5,076
Powertel Inc.*                                         35                  2,483
Remec Inc.*                                           138                  5,779
Research in Motion Ltd.*                               18                    815
                                                                     -----------
                                                                          28,442
                                                                     -----------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
C H Robinson Worldwide Inc.                            51                  2,525
Eagle USA Airfreight Inc.*                             37                  1,138
                                                                     -----------
                                                                           3,663
                                                                     -----------
TOTAL COMMON STOCKS                                                      431,479
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.6%
--------------------------------------------------------------------------------
Student Loan Marketing
Association Discount Note
6.57% due 7/03/00 (+)                                                     60,655
                                                                     -----------
TOTAL SMALL CAP GROWTH
(Identified Cost $397,029)                                               492,134
                                                                     -----------
SMALL CAP VALUE -- 4.8%
--------------------------------------------------------------------------------
COMMON STOCKS -- 4.7%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Reynolds & Reynolds Co.                               500                  9,125
                                                                     -----------
CONSUMER DURABLE GOODS -- 0.2%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                      900                 12,206
Engle Homes Inc.                                      300                  2,869
La-Z-Boy Inc.                                         700                  9,800
                                                                     -----------
                                                                          24,875
                                                                     -----------
CONSUMER NON-DURABLES -- 0.4%
--------------------------------------------------------------------------------
Block Drug Inc.                                       100                  4,231
Dimon Inc.                                          1,200                  2,550
Standard Commercial Corp.                           2,205                 10,060
Timberland Co.*                                       100                  7,081
Tropical Sportwear International Corp.*               400                  7,000
Wolverine Worldwide Inc.                            1,200                 11,850
                                                                     -----------
                                                                          42,772
                                                                     -----------
CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Aztar Corp.*                                          700                 10,850
                                                                     -----------
ELECTRONIC TECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
Diebold Inc.                                          400                 11,150
ESCO Electronics Corp.*                               300                  5,100
Spacehab Inc.*                                        800                  3,600
                                                                     -----------
                                                                          19,850
                                                                     -----------
ENERGY MINERALS -- 0.1%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                     400                  7,550
                                                                     -----------
FINANCE -- 1.0%
--------------------------------------------------------------------------------
American National Insurance Co.                       200                 10,200
Harleysville Group Inc.                               700                 11,725
PBOC Holdings Inc.*                                   600                  5,100
PMI Group Inc.                                        150                  7,125
Penn-America Group Inc.                               600                  4,725
Presidential Life Corp.                             1,600                 22,200
Professionals Group Inc.*                             970                 23,704
Reinsurance Group of America Inc.                     100                  3,012
Stancorp Financial Group Inc.                         200                  6,425
                                                                     -----------
                                                                          94,216
                                                                     -----------
HEALTH TECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc.                     400                  8,650
                                                                     -----------
INDUSTRIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                 200                  8,875
ENSCO International Inc.                              300                 10,744
R & B Falcon Corp.*(++)                               460                 10,839
Reliance Steel & Aluminium Co.                        200                  3,825
Rowan Companies Inc.*                                 300                  9,113
Santa Fe International Corp.                          200                  6,988
                                                                     -----------
                                                                          50,384
                                                                     -----------
NON-ENERGY MINERALS -- 0.2%
--------------------------------------------------------------------------------
LTV Corp.                                           3,300                  9,488
Lone Star Technologies Inc.*                          200                  9,250
                                                                     -----------
                                                                          18,738
                                                                     -----------
PROCESS INDUSTRIES -- 0.2%
--------------------------------------------------------------------------------
Lancaster Colony Inc.                                 500                  9,594
RPM Inc.                                              700                  7,087
Tuscarora Inc.                                        300                  4,687
                                                                     -----------
                                                                          21,368
                                                                     -----------
Producer Manufacturing -- 1.1%
--------------------------------------------------------------------------------
Baldor Electric Co.                                   400                  7,450
Circor International Inc.                             200                  1,638
Cohu Inc.                                             200                  5,394
Commonwealth Industries Inc.                          700                  4,113
Graco Inc.                                            100                  3,250
JLG Industries Inc.                                 1,800                 21,375

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Kaydon Corp.                                          400            $     8,400
Myers Industries Inc.                                 750                  8,062
Patrick Industries Inc.                               300                  1,875
Superior Industries International Inc.                400                 10,300
Teleflex Inc.                                         400                 14,300
Timken Co.                                            700                 13,037
Tower Automotive Inc.*                                700                  8,750
Watts Industries Inc.                                 500                  6,312
Woodhead Industries                                   100                  1,825
                                                                     -----------
                                                                         116,081
                                                                     -----------
RETAIL TRADE -- 0.1%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                             650                  6,744
                                                                     -----------
TECHNOLOGY SERVICES -- 0.1%
--------------------------------------------------------------------------------
Ultrak Inc.*                                          700                  5,687
                                                                     -----------
TRANSPORTATION -- 0.3%
--------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings*                     300                  9,525
Kenan Transport Co.                                   300                  6,075
Midwest Express Holdings Inc.*                        200                  4,300
Motor Cargo Industries Inc.*                          500                  2,313
Tidewater Inc.                                        200                  7,200
                                                                     -----------
                                                                          29,413
                                                                     -----------
TOTAL COMMON STOCKS                                                      466,303
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Student Loan Marketing
Association Discount Note
6.57% due 7/03/00 (+)                                                     12,685
                                                                     -----------
TOTAL SMALL CAP VALUE
(Identified Cost $511,816)                                               478,988
                                                                     -----------
INTERNATIONAL EQUITY --6.3%
--------------------------------------------------------------------------------
COMMON STOCKS --6.1%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.2%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group               1,545                 11,836
Quantas Airways                                     3,985                  8,055
                                                                     -----------
                                                                          19,891
                                                                     -----------
AUSTRIA -- 0.1%
--------------------------------------------------------------------------------
Boehler-Uddeholm                                       85                  2,974
                                                                     -----------
CANADA -- 0.2%
--------------------------------------------------------------------------------
BCE Inc.                                              240                  5,692
Manulife Financial Corp.                              865                 15,254
                                                                     -----------
                                                                          20,946
                                                                     -----------
FINLAND -- 0.1%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                        250                  6,206
                                                                     -----------
FRANCE -- 0.6%
--------------------------------------------------------------------------------
Aventis                                               222                 16,204
BIC                                                   139                  6,808
BQE National Paris                                    150                 14,435
Pernod-Ricard                                         146                  7,945
Total                                                 108                 16,559
                                                                     -----------
                                                                          61,951
                                                                     -----------
GERMANY -- 0.3%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                            70                  7,024
Draegerwerk                                           310                  2,575
Dyckerhoff                                            245                  6,198
E ON                                                  181                  8,726
SGL Carbon*                                            56                  3,724
Vossloh                                               240                  3,991
                                                                     -----------
                                                                          32,238
                                                                     -----------
GREAT BRITAIN -- 1.8%
--------------------------------------------------------------------------------
Allied Domecq                                       1,476                  7,817
Allied Zurich                                         815                  9,637
BAA                                                 1,930                 15,478
BAE Systems                                         2,386                 14,874
British American Tobacco Plc                        1,145                  7,640
British Telecommunications                            463                  5,983
CGU                                                   400                  6,658
Celltech Group                                        401                  7,766
Cookson Group                                       1,990                  6,639
Hanson                                              1,645                 11,624
Lex Service                                         1,030                  5,198
Lloyds TSB Group                                      522                  4,929
Reckitt & Coleman                                     648                  7,257
Reed International                                    970                  8,439
Royal Bank of Scotland                                349                  5,840
TI Group                                            1,460                  7,953
Tomkins                                             2,270                  7,376
Unilever                                            1,682                 10,180
United News & Media                                   610                  8,768
Williams                                            1,904                 11,092
                                                                     -----------
                                                                         171,148
                                                                     -----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                             SHARES                  VALUE
--------------------------------------------------------------------------------


HONG KONG -- 0.3%
--------------------------------------------------------------------------------
Henderson Land Development                          2,000            $     8,800
Hong Kong Electric                                  3,000                  9,659
New World Development Co.                           3,000                  3,329
South China Morning Post                            6,000                  4,657
                                                                     -----------
                                                                          26,445
                                                                     -----------
IRELAND -- 0.2%
--------------------------------------------------------------------------------
Allied Irish Banks                                  1,044                  9,339
Greencore Group                                     1,950                  5,213
Jefferson Smurfit Group                             3,730                  6,410
                                                                     -----------
                                                                          20,962
                                                                     -----------
ITALY -- 0.1%
--------------------------------------------------------------------------------
Telecom Italia Spa                                    800                 10,998
                                                                     -----------
JAPAN -- 0.3%
--------------------------------------------------------------------------------
Nintendo Co.                                          100                 17,454
Promise Co.                                           100                  7,898
Sanyo Shinpan Financial                               200                  7,087
                                                                     -----------
                                                                          32,439
                                                                     -----------
NETHERLANDS -- 0.5%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                     245                  6,002
Akzo Nobel                                            269                 11,428
Ing Groep                                             140                  9,463
Koninklijke PTT                                       180                  8,051
Philips Electronics                                   372                 17,544
                                                                     -----------
                                                                          52,488
                                                                     -----------
NEW ZEALAND -- 0.2%
--------------------------------------------------------------------------------
Fletcher Challenge                                  4,080                  4,325
Telecom Corp.                                       3,218                 11,247
                                                                     -----------
                                                                          15,572
                                                                     -----------
PORTUGAL -- 0.1%
--------------------------------------------------------------------------------
Portugal Telecommunications                         1,210                 13,585
                                                                     -----------
SINGAPORE -- 0.1%
--------------------------------------------------------------------------------
United Overseas Bank                                2,000                 13,086
                                                                     -----------
SPAIN -- 0.2%
--------------------------------------------------------------------------------
Repsol                                                530                 10,550
Telefonica S.A.*                                      534                 11,471
                                                                     -----------
                                                                          22,021
                                                                     -----------

                                                        SHARES/
                                                       PRINCIPAL
ISSUER                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
SWEDEN -- 0.2%
--------------------------------------------------------------------------------
Electrolux AB                                         490                  7,583
Getinge Industrier                                  1,068                 10,171
                                                                     -----------
                                                                          17,754
                                                                     -----------
SWITZERLAND -- 0.4%
--------------------------------------------------------------------------------
Geberit                                                32                 10,691
Novartis                                                8                 12,672
Sig Holding                                            10                  6,271
Sulzer                                                  9                  5,986
                                                                     -----------
                                                                          35,620
                                                                     -----------
UNITED STATES -- 0.2%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                             594                 14,182
Dairy Farm International                           15,300                  9,180
                                                                     -----------
                                                                          23,362
                                                                     -----------
TOTAL COMMON STOCKS                                                      599,686
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------
Student Loan Marketing
Association Discount Note
6.57% due 7/03/00 (+)                                                     19,667
                                                                     -----------
Total International Equity
(Identified Cost $562,543)                                               619,353
                                                                     -----------
DOMESTIC FIXED INCOME -- 52.7%
--------------------------------------------------------------------------------
FIXED INCOME -- 45.3%
--------------------------------------------------------------------------------
ASSET BACKED -- 3.0%
--------------------------------------------------------------------------------
GE Capital Mortgage Securities Inc.
  5.905% due 10/25/13                          $  100,000                 98,611
GMAC Commercial Mortgage Inc.
  6.42% due 8/15/08                                40,000                 37,498
JP Morgan Commercial Mortgage Financial Corp.
  6.373% due 1/15/30                               14,634                 14,315
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                               77,459                 76,482
Northwest Airlines
  8.072% due 10/01/19                              40,000                 40,146
Peco Energy Transportation Trust
  6.05% due 3/01/09                                35,000                 32,790
                                                                     -----------
                                                                         299,842
                                                                     -----------
CORPORATE BONDS -- 9.5%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/29                                20,000                 18,679

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                               PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29                           $   25,000            $    20,646
BB & T Corp.
  6.375% due 6/30/05                               45,000                 42,537
Bank of America
  7.80% due 2/15/10                                40,000                 39,795
Coastal Corp.
  7.75% due 6/15/10                                20,000                 19,773
Credit Suisse First Boston
  7.29% due 9/15/09                                50,000                 49,323
DaimlerChrysler Northern Holdings Co.
  7.75% due 5/27/03                                40,000                 40,324
Dayton Hudson Corp.
  6.65% due 8/01/28                                25,000                 21,241
Donaldson, Lufkin & Jenrette
  5.875% due 4/01/02                               45,000                 43,693
Dynegy Inc.
  7.45% due 7/15/06                                20,000                 19,462
Federal National Mortgage Association
  7.25% due 1/15/10                                20,000                 20,201
Ford Motor Co.
  7.875% due 6/15/10                               45,000                 44,992
Knight Ridder Inc.
  6.875% due 3/15/29                               25,000                 21,496
Lehman Brothers Holdings Inc.
  7.75% due 1/15/05                                45,000                 44,583
Lockheed Martin Corp.
  8.50% due 12/01/29                               15,000                 15,147
MCI Communications Corp.
  6.50% due 4/15/10                                65,000                 58,975
Merita Bank Plc
  6.50% due 4/01/09                                45,000                 40,873
National Rural Utilities Cooperative Finance
  6.20% due 2/01/08                                45,000                 41,432
Osprey Trust Inc.
  8.31% due 1/15/03                                45,000                 45,097
Pemex Finance Ltd.
  9.03% due 2/15/11                                20,000                 20,636
Popular North America Inc.
  6.875% due 6/15/01                               50,000                 49,731
Qatar St
  9.75% due 6/15/30                                25,000                 24,656
Raytheon Co.
  7.90% due 3/01/03                                45,000                 45,269
St. Paul Cos. Inc.
  7.875% due 4/15/05                               45,000                 44,583
Saks Inc.
  8.25% due 11/15/08                               25,000                 22,206
Valero Energy Corp.
  8.75% due 6/15/30                                20,000                 20,426
Wal-Mart Stores Inc.
  7.55% due 2/15/30                                15,000                 15,355
Wells Fargo & Co.
  7.80% due 6/15/10                                40,000                 40,301
                                                                     -----------
                                                                         931,432
                                                                     -----------
MORTGAGE BACKED -- 15.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  7.50% TBA                                        55,000                 54,274
  6.25% due 6/15/24                                30,000                 28,694
Federal National Mortgage Association
  6.50% TBA                                       800,000                771,500
  8.00% TBA                                       330,000                331,393
  7.349% due 8/17/21                               50,000                 49,921
  6.50% due 4/01/29                               116,808                110,238
Government National Mortgage Association
  6.50% TBA                                       140,000                132,825
  7.00% due 2/15/24                                34,023                 33,172
                                                                     -----------
                                                                       1,512,017
                                                                     -----------
U. S. TREASURY OBLIGATIONS -- 15.4%
--------------------------------------------------------------------------------
United States Treasury Bonds
  3.625% due 4/15/28                               37,046                 35,309
  6.125% due 8/15/29                               60,000                 60,600
United States Treasury Notes
  5.50% due 12/31/00                               25,000                 24,891
  5.875% due 11/15/04                           1,025,000              1,010,107
  6.875% due 5/15/06                              255,000                262,451
  6.50% due 2/15/10                               120,000                124,106
                                                                     -----------
                                                                       1,517,464
                                                                     -----------
YANKEE BOND -- 2.1%
--------------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/01/04                                45,000                 44,271
Imperial Tobacco
  Overseas BV
  7.125% due 4/01/09                               30,000                 26,599
Quebec Province
  of Canada
  7.50% due 9/15/29                                45,000                 44,208
TPSA Finance BV
  7.75% due 12/10/08                               30,000                 27,633

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENT (Continued)                                June 30, 2000
(Unaudited)

                                               PRINCIPAL
ISSUER                   CURRENCY                AMOUNT                    VALUE
--------------------------------------------------------------------------------
Telefonica de Argentina
  9.125% due 5/07/08                            $  25,000            $    23,250
YPF Sociedad Anonima
  7.25% due 3/15/03                                45,000                 43,650
                                                                     -----------
                                                                         209,611
                                                                     -----------
Total Fixed Income                                                     4,470,366
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 7.4%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                  730,253
                                                                     -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $5,245,470)                                         5,200,619
                                                                     -----------

INTERNATIONAL BOND -- 10.0%
--------------------------------------------------------------------------------
FIXED INCOME -- 8.8%
--------------------------------------------------------------------------------
AUSTRIA -- 0.4%
--------------------------------------------------------------------------------
Osterreichische Kontrollbank
  1.80%
  due 3/22/10                    JPY            4,000,000                 38,091
                                                                     -----------
BELGIUM -- 0.4%
--------------------------------------------------------------------------------
Kingdom of Belgium
  5.50% due
  3/28/28                       EURO               40,000                 36,511
                                                                     -----------
CANADA -- 0.8%
--------------------------------------------------------------------------------
Canadian Government Bonds
  1.90% due
  3/23/09                        JPY            8,000,000                 77,252
                                                                     -----------
DENMARK -- 0.0%
--------------------------------------------------------------------------------
Nykredit
  5.00% due
  10/01/29                       DKK               40,000                  4,350
                                                                     -----------
FRANCE -- 0.2%
--------------------------------------------------------------------------------
Government of France
  3.00% due
  7/25/09                       EURO               10,882                  9,677
  5.50% due
  4/25/29                       EURO               15,000                 14,249
                                                                     -----------
                                                                          23,926
                                                                     -----------
GERMANY -- 1.8%
--------------------------------------------------------------------------------
Commerzbank AG
  13.75% due
  1/18/02                        PLN              300,000                 64,900
Bundesrepublik Deutschland
  4.25% due
  11/26/04                      EURO               90,000                 83,251
Republic of Germany
  6.50% due
  7/15/03                       EURO               30,000                 29,767
                                                                     -----------
                                                                         177,918
                                                                     -----------
GREAT BRITAIN -- 0.6%
--------------------------------------------------------------------------------
United Kingdom Treasury
  8.50% due
  12/07/05                       GBP               34,000                 58,313
                                                                     -----------
GREECE -- 0.2%
--------------------------------------------------------------------------------
Republic of Greece
  7.89% due
  6/17/03                        GRD            1,200,000                  3,510
  10.24% due
  10/23/03                       GRD            4,400,000                 12,938
                                                                     -----------
                                                                          16,448
                                                                     -----------
ITALY -- 0.1%
--------------------------------------------------------------------------------
Republic of Italy
  6.50% due
  11/01/27                      EURO               14,000                 14,363
                                                                     -----------
JAPAN -- 1.9%
--------------------------------------------------------------------------------
Government of Japan
  4.10% due
  6/21/04                        JPY            6,200,000                 65,659
International Bank
  Reconstruction
  and Development
  4.75% due
  12/20/04                       JPY            4,000,000                 44,034
Nippon Telephone
  and Telegraph
  2.50% due
  7/25/07                        JPY            5,000,000                 49,802
Toyota Motor
  Credit Corp.
  6.25% due
  8/04/03                        GBP               20,000                 29,905
                                                                     -----------
                                                                         189,400
                                                                     -----------
NETHERLANDS -- 0.8%
--------------------------------------------------------------------------------
ING Bank
  6.125% due
  8/07/00                       EURO               35,000                 34,949
Kingdom of
  Netherlands
  6.00% due
  1/15/06                       EURO               40,000                 39,544
                                                                     -----------
                                                                          74,493
                                                                     -----------

PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


CITISELECT VIP FOLIO 200 CONSERVATIVE

                                              PRINCIPAL
ISSUER                                          AMOUNT                     VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 1.6%
--------------------------------------------------------------------------------
Federal National Mortgage Association
  7.25% due
  1/15/10                                      $   10,000            $    10,101
Hewlett Packard
  Financial Co.
  6.125% due
  8/21/00                                          50,000                 49,941
International American
  Development Bank
  7.375% due
  1/15/10                                          10,000                 10,167
United States
  Treasury Inflationary
  Index Notes
  6.50% due
  2/28/02                                          90,000                 90,056
                                                                     -----------
                                                                         160,265
                                                                     -----------
TOTAL FIXED INCOME                                                       871,330
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 1.2%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Notes
  6.57% due 7/03/00 (+)                                                  116,383
                                                                     -----------
Total International Bond
  (Identified Cost $1,024,006)                                           987,713
                                                                     -----------
HIGH YIELD BOND -- 19.9%
--------------------------------------------------------------------------------
FIXED INCOME -- 18.4%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 18.0%
--------------------------------------------------------------------------------
automotive -- 0.8%
--------------------------------------------------------------------------------
J.H. Heafner Inc.
  10.00% due 5/15/08                               50,000                 36,500
J.L. French Automotive Castings
  11.50% due 6/01/09 (#)                           25,000                 22,750
Lear Corp.
  8.11% due 5/15/09 (#)                            25,000                 22,771
                                                                     -----------
                                                                          82,021
                                                                     -----------
CABLE & OTHER MEDIA -- 3.2%
--------------------------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13 (#)                           50,000                 51,313
Charter Communications Holdings
  8.625% due 4/01/09 (#)                           50,000                 43,937
  Zero Coupon due
  4/01/11 (#)                                      20,000                 11,500
Covad Communications Group
  12.00% due 2/15/10 (#)                           25,000                 20,000
Federal Mogul Corp.
  7.375% due 1/15/06 (#)                           25,000                 18,375
Frontiervision Holdings LP
  Zero Coupon due
  9/15/07                                          55,000                 47,300
NTL Inc.
  Zero Coupon due
  10/01/08 (#)                                     75,000                 49,125
Owens Illinois Inc.
  7.50% due 5/15/10 (#)                            25,000                 21,681
Park Place
  Entertainment Corp.
  9.375% due 2/15/07 (#)                           50,000                 50,000
                                                                     -----------
                                                                         313,231
                                                                     -----------
CAPITAL GOODS/BUILDING PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due 8/01/07 (#)                          50,000                 45,750
                                                                     -----------
CHEMICALS --1.0%
--------------------------------------------------------------------------------
Acqua Chemicals Inc.
  11.25% due 7/01/08                               25,000                 14,063
Lyondell Chemical Co.
  9.875% due 5/01/07                               40,000                 39,600
PCI Chemicals CDA Inc                                                          .
  9.25% due 10/15/07                               40,000                 26,400
Radnor Holdings Corp.
  10.00% due 12/01/03                              20,000                 17,900
                                                                     -----------
                                                                          97,963
                                                                     -----------
CONSUMER PRODUCTS/TOBACCO -- 1.2%
--------------------------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                              50,000                 47,000
Home Interiors Gifts Inc.
  10.125% due 6/01/08                              30,000                 17,100
Mail Well Corp.
  8.75% due 12/15/08 (#)                           50,000                 42,000
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08                               25,000                 12,500
                                                                     -----------
                                                                         118,600
                                                                     -----------
ENERGY -- 1.4%
--------------------------------------------------------------------------------
Key Energy Services Inc.
  14.00% due 1/15/09                               10,000                 11,250
Plains Resources Inc.
  10.25% due 3/15/06                               50,000                 49,625

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                                            AMOUNT                   VALUE
--------------------------------------------------------------------------------
Polaroid Corp.
  11.50% due 2/15/06                             $ 25,000            $    25,937
Western Gas Resources
  10.00% due 6/15/09 (#)                           50,000                 51,625
                                                                     -----------
                                                                         138,437
                                                                     -----------
FINANCIAL -- 1.1%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09 (#)                           50,000                 52,125
Contifinancial Corp.
  8.375% due 8/15/03 (#)                           50,000                  6,625
Derby Cycle Corp.
  Lyon Investments
  10.00% due 5/15/08 (#)                           25,000                 11,625
Global Crossing
  Holdings Ltd.
  9.50% due 11/15/09 (#)                           10,000                  9,650
Williams Scotsman Inc.
  9.875% due 6/01/07                               30,000                 27,000
                                                                     -----------
                                                                         107,025
                                                                     -----------
FOOD/BEVERAGE/BOTTLING -- 0.4%
--------------------------------------------------------------------------------
B & G Foods Indications Corp.
  9.625% due 8/01/07                               50,000                 35,000
                                                                     -----------
GAMING -- 0.4%
--------------------------------------------------------------------------------
Majestic Star Casino LLC
  10.875% due 7/01/06 (#)                          50,000                 40,750
                                                                     -----------
HEALTHCARE -- 0.5%
--------------------------------------------------------------------------------
Harrahs Operations Inc.
  7.875% due 12/15/05 (#)                          25,000                 23,500
Tenet Healthcare Corp.
  8.00% due 1/15/05 (#)                            25,000                 23,937
                                                                     -----------
                                                                          47,437
                                                                     -----------
HOUSING RELATED -- 0.4%
--------------------------------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06                               50,000                 42,813
                                                                     -----------
LODGING LEISURE -- 0.7%
--------------------------------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                               50,000                 44,875
Moll Industries Inc.
  10.50% due 6/01/08                               25,000                  4,375
Psinet Inc.
  11.50% due 11/01/08                              25,000                 23,500
                                                                     -----------
                                                                          72,750
                                                                     -----------
PAPER/FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                               50,000                 50,000
                                                                     -----------
PUBLISHING/PRINTING -- 0.5%
--------------------------------------------------------------------------------
Hollinger International Publishing Inc.
  9.25% due 3/15/07                                50,000                 49,250
                                                                     -----------
RETAIL -- 0.6%
--------------------------------------------------------------------------------
Cole National Group Inc.
  8.625% due 8/15/07                               15,000                 10,350
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                               50,000                 45,000
                                                                     -----------
                                                                          55,350
                                                                     -----------
SERVICES/OTHER -- 1.6%
--------------------------------------------------------------------------------
American Standard Inc.
  7.375% due 4/15/05                               25,000                 23,156
Integrated Electrical
  Services
  9.375% due 2/01/09                               25,000                 20,125
Iron Mountain Inc.
  10.125% due 10/01/06                             50,000                 50,000
Pioneer Natural
  Restoration Co.
  9.625% due 4/01/10 (#)                           25,000                 25,750
Polymer Group Inc.
  8.75% due 3/01/08 (#)                            50,000                 41,500
Safety Kleen Services Inc.
  9.25% due 6/01/08                                50,000                  2,000
                                                                     -----------
                                                                         162,531
                                                                     -----------
TELECOMMUNICATIONS -- 3.1%
--------------------------------------------------------------------------------
Energis Plc
  9.75% due 6/15/09 (#)                            50,000                 49,000
Intermedia
  Communications Inc.
  9.50% due 3/01/09 (#)                            50,000                 47,500
Leap Wireless
  International Inc.
  12.50% due 4/15/10 (#)                           10,000                  8,600
Nextel
  Communications Inc.
  1.00% due 2/15/08 (#)                            70,000                 51,625
Orange Plc
  9.00% due 6/01/09 (#)                            50,000                 50,500
Price Communications
  Wireless Inc.
  9.125% due 12/15/06 (#)                          50,000                 50,000
Rogers Cantel
9.375% due 6/01/08                                 50,000                 51,500
                                                                     -----------
                                                                         308,725
                                                                     -----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                               PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06 (#)                          $ 50,000           $     4,750
                                                                    -----------
Total Domestic Corporations                                           1,772,383
                                                                    -----------
MORTGAGE OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 0.4%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                              49,385                40,120
                                                                    -----------
TOTAL FIXED INCOME                                                    1,812,503
                                                                    -----------
SHORT-TERM OBLIGATIONS -- 1.5%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                 151,424
                                                                    -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,256,799)                                        1,963,927
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost $11,253,071)                     112.7%           11,126,640
OTHER ASSETS,
  LESS LIABILITIES                                  (12.7)           (1,254,397)
                                               ----------           -----------
NET ASSETS                                          100.0%          $ 9,872,243
                                               ==========           ===========

*    Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+)  The Portfolio owns in aggregate Student Loan Marketing Association Discount
     Note 6.57% due 7/03/00 valued at $1,127,000 portions of which are listed by each asset class.

(++) The Portfolio owns in aggregate 1,188 shares of General Electric Co. valued at $62,964; 775 shares of SBC Communications Inc. valued at $33,518; 285 shares of International Business Machines valued at $31,225; 205 shares of Marsh & McLennan Company valued at $21,410; 925 shares of R & B Falcon Corp. valued at $21,796; 200 shares of Micrel Inc. valued at $8,687; 103 shares of Network Appliance Inc. valued at $8,292; and 770 shares of PepsiCo Inc. valued at $34,217, portions of which are separately listed by each asset class.

TBA (To be announced)--Mortgage-backed securities traded under delayed delivery commitments

ADRs--American Depository Receipts See notes to financial statements

FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
SYMBOL                 COUNTRY
--------------------------------------------------------------------------------
EURO                   Belgium
DKK                    Denmark
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
EURO                   Italy
JPY                    Japan
EURO                   Netherlands

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 2000 ARE AS FOLLOWS:

                                                                    UNREALIZED
                                MARKET   AGGREGATE  DELIVERY DATE  APPRECIATION
     CURRENCY       COUNTRY      VALUE  FACE VALUE  OF CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------
Dollar (Buy) ..      Canada    $ 23,129  $ 23,171      July-00        $ (42)
Dollar (Sell) .      Canada      23,129    23,283      July-00          155
Drachma (Buy) .      Greece      41,364    41,296      July-00           69
Euro (Buy) ....      Europe      59,025    59,398      July-00         (373)
Euro (Sell) ...      Europe     255,620   255,514      July-00         (107)
Franc (Buy) ...   Switzerland    29,847    29,617      July-00          231
Krona (Sell) ..      Sweden       7,373     7,378      July-00            5
Pound (Sell) ..  Great Britain  119,244   119,680      July-00          436
Yen (Buy) .....       Japan      19,744    20,000      July-00         (256)
Yen (Sell) ....       Japan     298,618   298,900      July-00          282
Zloty (Sell) ..      Poland      55,011    54,383      July-00         (627)
                                                                      -----
                                                                       $(227)
                                                                       =====

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 8.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 8.4%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING -- 0.2%
--------------------------------------------------------------------------------
American Power Conversion Corp.*                      110            $     4,489
Illinois Tool Works Inc.                              110                  6,270
Tyco International Ltd.                               370                 17,529
                                                                     -----------
                                                                          28,288
                                                                     -----------
COMMERCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                        155                  8,302
Concord Inc.*                                         190                  4,940
Interpublic Group Companies Inc.                      126                  5,418
PayChex Inc.                                          100                  4,200
Time Warner Inc.                                      230                 17,480
                                                                     -----------
                                                                          40,340
                                                                     -----------
COMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
SBC Communications Inc.(++)                           725                 31,356
Sprint Corp.*                                         215                 12,793
                                                                     -----------
                                                                          44,149
                                                                     -----------
COMPUTER SOFTWARE -- 1.1%
--------------------------------------------------------------------------------
America Online Inc.*                                  505                 26,639
Microsoft Corp.*                                      878                 70,240
National Instruments Corp.*                            80                  3,490
Oracle Corp.*                                         655                 55,061
Yahoo Inc.*                                            61                  7,556
                                                                     -----------
                                                                         162,986
                                                                     -----------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                                 1,314                 83,521
Comverse Technology Inc.*                              30                  2,790
EMC Corp.*                                            519                 39,930
International Business Machines Corp.(++)             330                 36,155
Lexmark International Group Inc.*                     124                  8,339
Network Appliance Inc.*(++)                           115                  9,257
Nortel Networks Corp.                                 675                 46,069
Qualcomm Inc.*                                        189                 11,340
Sun Microsystems Inc.*                                423                 38,466
Symbol Technologies Inc.                               60                  3,240
Tellabs Inc.*                                          70                  4,791
                                                                     -----------
                                                                         283,898
                                                                     -----------
CONGLOMERATES -- 0.7%
--------------------------------------------------------------------------------
General Dynamics Corp.                                 80                  4,180
General Electric Co.(++)                            1,926                102,078
                                                                     -----------
                                                                         106,258
                                                                     -----------
CONSUMER NON-DURABLES -- 0.1%
--------------------------------------------------------------------------------
PepsiCo Inc.(++)                                      410                 18,219
                                                                     -----------
CONSUMER SERVICES -- 0.0%
--------------------------------------------------------------------------------
Harley Davidson Inc.                                  130                  5,005
                                                                     -----------
FINANCE -- 0.6%
--------------------------------------------------------------------------------
American Express Co.                                  380                 19,807
Bank of New York Inc.                                 139                  6,464
Charles Schwab Corp.                                  260                  8,742
Federal Home Loan Mortgage Corp.                      150                  6,075
Federal National Mortgage Association                 230                 12,003
MBNA Corp.                                            290                  7,866
Marsh & McLennan Company Inc.(++)                      45                  4,700
Morgan Stanley Dean Witter & Co.                      220                 18,315
Northern Trust Corp.                                  165                 10,735
                                                                     -----------
                                                                          94,707
                                                                     -----------
HEALTHCARE --1.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                   375                 16,711
Amgen Inc.*                                           285                 20,021
Biogen Inc.*                                           70                  4,516
Cardinal Health Inc.                                   90                  6,660
Eli Lilly & Co.                                       183                 18,277
Johnson & Johnson                                     365                 37,184
Medtronic Inc.                                        400                 19,925
Pfizer Inc.                                         1,370                 65,760
Schering-Plough Corp.                                 391                 19,746
                                                                     -----------
                                                                         208,800
                                                                     -----------
RETAIL -- 0.8%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                               122                  4,423
GAP Inc.                                              280                  8,750
Home Depot Inc.                                       487                 24,320
Kohl's Corp.*                                         204                 11,348
Lowes Cos Inc.                                        120                  4,928
Walgreen Co.                                          275                  8,851
Wal-Mart Stores Inc.                                  891                 51,345
                                                                     -----------
                                                                         113,965
                                                                     -----------
SEMI-CONDUCTORS -- 1.0%
--------------------------------------------------------------------------------
Altera Corp.*                                          45                  4,587
Applied Materials Inc.*                               194                 17,581
Dallas Semiconductor Corp.                             85                  3,464
Intel Corp.                                           673                 89,972

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Linear Technology Corp.                               110            $     7,033
Micrel Inc.*(++)                                       66                  2,867
Texas Instruments Inc.                                410                 28,162
Xilinx Inc.*                                           72                  5,944
                                                                     -----------
                                                                         159,610
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,266,225
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   49,688
                                                                     -----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $1,028,159)                                         1,315,913
                                                                     -----------
LARGE CAP VALUE -- 10.1%
--------------------------------------------------------------------------------
COMMON STOCKS -- 9.7%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 0.8%
--------------------------------------------------------------------------------
Emerson Electrics Co.                                 650                 39,244
General Electric Co.(++)                              450                 23,850
Honeywell Inc.                                        715                 24,086
United Technologies Corp.                             550                 32,381
                                                                     -----------
                                                                         119,561
                                                                     -----------
COMMUNICATION EQUIPMENT & SERVICES -- 1.4%
--------------------------------------------------------------------------------
AT&T Corp.                                          1,320                 41,745
Alltel Corp.                                          475                 29,420
Bellsouth Corp.                                       675                 28,772
GTE Corp.                                             635                 39,529
SBC Communications Inc.(++)                           875                 37,844
Sprint Corp.                                          710                 36,210
                                                                     -----------
                                                                         213,520
                                                                     -----------
CONSUMER CYCLICALS -- 0.3%
--------------------------------------------------------------------------------
McGraw-Hill Companies Inc.                            715                 38,610
                                                                     -----------
CONSUMER STAPLES -- 0.7%
--------------------------------------------------------------------------------
Gillette Co.                                          400                 13,462
Kimberly-Clark Corp.                                  750                 43,031
PepsiCo Inc.(++)                                    1,220                 54,214
                                                                     -----------
                                                                         110,707
                                                                     -----------
ENERGY -- 1.4%
--------------------------------------------------------------------------------
BP Amoco Plc, ADRs                                    339                 19,175
Chevron Corp.                                         485                 41,134
Conoco Inc. Class A                                 1,700                 37,400
El Paso Energy Corp.                                  400                 20,375
Exxon Corp.                                           760                 59,660
Halliburton Co.                                       620                 29,256
                                                                     -----------
                                                                         207,000
                                                                     -----------
FINANCE --1.9%
--------------------------------------------------------------------------------
Bank America Corp.                                    720            $    30,960
Chase Manhattan Corp.                                 991                 45,648
Chubb Corp.                                           615                 37,822
Hartford Financial Services Group                     720                 40,275
Marsh & McLennan Companies Inc.(++)                   375                 39,164
Mellon Bank Corp.                                   1,375                 50,101
Merrill Lynch & Co. Inc.                              325                 37,375
                                                                     -----------
                                                                         281,345
                                                                     -----------
HEALTHCARE -- 0.9%
--------------------------------------------------------------------------------
American Home Products Corp.                          750                 44,063
Bristol-Myers Squibb Co.                              725                 42,231
Johnson & Johnson                                     200                 20,375
Pharmacia & Upjohn Inc.                               567                 29,307
                                                                     -----------
                                                                         135,976
                                                                     -----------
RAW & INTERMEDIATE MATERIALS -- 0.6%
--------------------------------------------------------------------------------
Alcoa Inc.                                          1,000                 29,000
Dow Chemical Co.                                      675                 20,377
E. I. du Pont de Nemours & Co.                        416                 18,200
International Paper Co.                               715                 21,316
                                                                     -----------
                                                                          88,893
                                                                     -----------
TECHNOLOGY -- 0.7%
--------------------------------------------------------------------------------
First Data Corp.                                      350                 17,369
International Business Machines(++)                   300                 32,869
Pitney Bowes Inc.                                   1,015                 40,600
Xerox Corp.                                         1,050                 21,787
                                                                     -----------
                                                                         112,625
                                                                     -----------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
Union Pacific Corp.                                   485                 18,036
                                                                     -----------
UTILITIES -- 0.9%
--------------------------------------------------------------------------------
Duke Energy Co.                                       800                 45,100
Unicom Corp.                                        1,000                 38,688
Williams Companies Inc.                             1,380                 57,529
                                                                     -----------
                                                                         141,317
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,467,590
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (++)                                                  58,793
                                                                     -----------
TOTAL LARGE CAP VALUE
  (Identified Cost $1,590,708)                                         1,526,383
                                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
SMALL CAP GROWTH -- 10.0%
--------------------------------------------------------------------------------
COMMON STOCKS -- 8.7%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING -- 0.7%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                              95             $    6,407
Applied Power Inc.                                    230                  7,705
Aptargroup, Inc.                                      496                 13,392
Cleco Corp.                                           255                  8,542
Mettler Toledo International, Inc.*                   381                 15,240
National Instruments Corp.*                           355                 15,487
Newport Corp.                                         180                 19,328
Shaw Group Inc.*                                      390                 18,379
Verticalnet Inc.*                                     180                  6,649
                                                                     -----------
                                                                         111,129
                                                                     -----------
COMMERCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                        190                  9,440
Broadvision Inc.*                                     255                 12,957
Capstone Turbine Corp.*                                20                    901
Clarus Corp.*                                          71                  2,760
Cylink Corp.*                                         365                  6,114
Source Information Management Co.*                    744                 11,346
                                                                     -----------
                                                                          43,518
                                                                     -----------
CONSUMER SERVICES -- 0.6%
--------------------------------------------------------------------------------
Beringer Wine Estate Holdings*                        158                  5,579
Callaway Golf Co.                                     380                  6,199
Catalina Marketing Corp.*                             214                 21,828
Emmis Communications Corp.*                           175                  7,241
Ethan Allen Interiors Inc.                            205                  4,920
Hispanic Broadcasting Corp.*                          220                  7,288
Houghton Mifflin Co.                                  155                  7,237
Imax Corp.*                                           135                  3,071
National Computer System Inc.                         210                 10,342
P.F. Chang's China Bistro Inc.*                       115                  3,673
Scholastic Corp.*                                     110                  6,724
Station Casinos Inc.*                                 120                  3,000
Westwood One Inc.*                                    172                  5,870
XM Satellite Radio Holdings Inc.*                     105                  3,931
                                                                     -----------
                                                                          96,903
                                                                     -----------
ELECTRONIC/TECHNICAL SEVICES -- 1.7%
--------------------------------------------------------------------------------
Accelerated Networks Inc.*                              4                    169
Acnielson Corp.*                                      155                  3,410
C-Cube Microsystems Inc.*                             289                  5,672
California Amplifier Inc.*                            380                 17,385
Celeritek Inc.*                                       195                  7,958
E Piphany Inc.*                                        61                  6,538
Emulex Corp.*                                         179                 11,758
Intertrust Technologies Corp.*                         75                  1,542
Iona Technologies Plc.*ADRs                           123                  7,749
MMC Networks Inc.*                                    315                 16,833
Macromedia Inc.*                                      220                 21,271
Macrovision Corp.*                                    160                 10,228
Methode Electronics Inc.                              320                 12,360
Micrel Inc.*(++)                                      500                 21,719
Network Appliance Inc.*(++)                           132                 10,626
New Era of Networks Inc.*                              45                  1,912
Paradyne Corp.*                                       200                  6,512
Powerwave Technologies Inc.*                          191                  8,404
Remedy Corp.*                                         235                 13,101
Sandisk Corp.*                                        100                  6,119
Sawtek Inc.*                                          170                  9,786
Semtech Corp.*                                        215                 16,444
Silicon Storage Technology Inc.*                      125                 11,039
Sonus Networks Inc.*                                   18                  2,842
Spectralink Corp.*                                    355                  5,192
Stratos Lightwave Inc.*                                69                  1,923
Ultimate Electronics Inc.*                            200                  5,359
Usinternet Working Inc.*                              155                  3,168
WatchGuard Tecnologies Inc.*                           70                  3,846
Wink Communications Inc.*                             190                  5,795
                                                                     -----------
                                                                         256,660
                                                                     -----------
ENERGY/MINERALS -- 0.7%
--------------------------------------------------------------------------------
Cal Dive Internationl Inc.*                           300                 16,256
Coflexip ADR                                          265                 16,032
Hanover Compressor Co.*                               500                 19,000
Precision Drilling Corp.*                             420                 16,222
R & B Falcon Corp.*(++)                             1,410                 33,223
Vargo International Inc.*                             365                  8,486
                                                                     -----------
                                                                         109,219
                                                                     -----------
FINANCE -- 0.4%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.*                       165                  7,508
Banknorth Group Inc.                                  750                 11,484
Chittenden Corp.                                      446                 10,899
Cullen Frost Bankers Inc.                             552                 14,525
Presidential Life Insurance Corp.                     155                  2,150
SEI Investments Co.                                   222                  8,838
West America Bancorporation                           255                  6,662
                                                                     -----------
                                                                          62,066
                                                                     -----------
HEALTHCARE --1.4%
--------------------------------------------------------------------------------
Affymetrix Inc.*                                       40                  6,605
Alpharma Inc.                                         200                 12,450
Andrx Corp.*                                          135                  8,629

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Apria Healthcare Group Inc.*                          545            $     6,676
Aurora Bioscience Corp.*                               80                  5,455
CIMA Labs Inc.*                                       125                  2,531
Corixa Corp.*                                         235                 10,090
Curagen Corp.*                                         70                  2,664
Emisphere Technologies Inc.*                          105                  4,474
Enzon Inc.*                                           180                  7,650
Genset SA.*ADRs                                       175                  4,047
Gilead Sciences Inc.*                                 175                 12,446
Idec Pharmaceuticals Corp.*                           115                 13,491
Incyte Pharmaceuticals Inc.*                           60                  4,931
KV Pharmaceuticals Co.*                                33                    875
Lifepoint Hospitals Inc.*                             310                  6,898
Medarex Inc.*                                          65                  5,492
Medicis Pharmaceutical Corp.*                         170                  9,690
Millennium Pharmaceuticals Inc.*                      179                 20,026
Multex System Inc.*                                    90                  2,267
Nanogen Inc.*                                          80                  3,395
Pharmacyclics Inc.*                                   105                  6,405
Shire Pharmaceuticals Group Plc* ADRs                 346                 17,949
Transkaryotic Therapies Inc.*                          50                  1,838
Triad Hospitals Inc.*                                 210                  5,079
Varian Inc.*                                          550                 25,369
                                                                     -----------
                                                                         207,422
                                                                     -----------
INDUSTRIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Gasonics International Corp.*                         300                 11,831
Gentex Corp.*                                         217                  5,452
Harmonic Inc.*                                        219                  5,420
                                                                     -----------
                                                                          22,703
                                                                     -----------
RETAIL -- 0.3%
--------------------------------------------------------------------------------
Cost Plus Inc.*                                       405                 11,618
Footstar Inc.*                                        150                  4,988
Linens `n Things Inc.*                                340                  9,223
O'Reilly Automotive Inc.*                             823                 11,419
Zale Corp.*                                           175                  6,388
                                                                     -----------
                                                                          43,636
                                                                     -----------
SEMI-CONDUCTOR -- 0.7%
--------------------------------------------------------------------------------
ATMI Inc*                                             140                  6,510
Alpha Industries Inc.*                                116                  5,111
Amkor Technology Inc.*                                255                  9,005
Anadigics Inc.*                                       170                  5,791
Cree Inc.*                                             27                  3,605
Cypress Semiconductor Corp.*                           75                  3,169
Emcore Corp.*                                         220                 26,400
Microchip Technology*                                  95                  5,535
Silicon Image Inc.*                                   125                  6,234
Transwitch Corp.*                                     232                 17,908
Triquint Semiconductor Inc.*                          120                 11,483
Virata Corp.*                                          68                  4,054
                                                                     -----------
                                                                         104,805
                                                                     -----------
SOFTWARE -- 0.5%
--------------------------------------------------------------------------------
Active Software Inc.*                                 140                 10,876
Activision Inc.*                                    1,165                  7,572
Art Technology Group Inc.*                            125                 12,617
Bindview Development Corp.*                           315                  3,780
HNC Software Inc.*                                     70                  4,323
Mercury Interactive Corp.*                            374                 36,184
Microstrategy Inc.*                                   118                  3,540
Oni Systems Corp.*                                     10                  1,172
                                                                     -----------
                                                                          80,064
                                                                     -----------
TECHNOLOGY SERVICES -- 0.5%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                     223                 13,714
Idex Corp.                                            270                  8,522
Interwoven Inc.*                                       10                  1,100
Mattson Technology Inc.*                              307                  9,978
Nextel Partners Inc.*                                 136                  4,429
Oak Technology Inc.*                                  625                 13,477
Western Wireless Corp.*                               338                 18,421
                                                                     -----------
                                                                          69,641
                                                                     -----------
TELECOMMUNICATIONS -- 0.6%
--------------------------------------------------------------------------------
Covad Communications Group Inc.*                      228                  3,677
Digital IS Inc.*                                       65                  3,161
Digital Lightwave Inc.*                                50                  5,025
Digital Microware Corp.*                              160                  6,100
Dobson Communications Corp.*                          220                  4,235
Exar Corp.*                                           120                 10,463
Expo Electro Optical Energy Inc.*                      38                    988
Informatica Corp.                                      25                  2,048
Nextlink Communications Inc.*                         167                  6,336
P C Telephone Inc.*                                    57                  2,166
Pinnacle Holdings Inc.*                               283                 15,282
Powertel, Inc.*                                       110                  7,803
Remec Inc.*                                           411                 17,211
Research in Motion Ltd.*                               56                  2,534
                                                                     -----------
                                                                          87,029
                                                                     -----------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
CH Robinson Worldwide                                 150                  7,424
Eagle USA Airfreight Inc.*                            107                  3,290
                                                                     -----------
                                                                          10,714
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,305,509
                                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                              $   191,723
                                                                     -----------
TOTAL SMALL CAP GROWTH
  (Identified Cost $1,218,328)                                         1,497,232
                                                                     -----------
SMALL CAP VALUE -- 9.9%
--------------------------------------------------------------------------------
COMMON STOCKS -- 9.6%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                             1,400                 25,550
                                                                     -----------
CONSUMER DURABLE GOODS -- 0.5%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                    3,100                 42,044
Engle Homes Inc.                                      800                  7,650
La-Z-Boy Inc.                                       2,000                 28,000
                                                                     -----------
                                                                          77,694
                                                                     -----------
CONSUMER NON-DURABLES -- 0.8%
--------------------------------------------------------------------------------
Block Drug Inc.                                       300                 12,694
Dimon Inc.                                          3,300                  7,012
Standard Commercial Corp.                           5,618                 25,632
Timberland Co.*                                       200                 14,162
Tropical Sportswear International Corp.*            1,000                 17,500
Wolverine Worldwide Inc.                            4,100                 40,488
                                                                     -----------
                                                                         117,488
                                                                     -----------
CONSUMER SERVICES -- 0.2%
--------------------------------------------------------------------------------
Aztar Corp.*                                        1,900                 29,450
                                                                     -----------
Electronic Technology -- 0.4%
--------------------------------------------------------------------------------
Diebold Inc.                                        1,400                 39,025
ESCO Electronics Corp.*                               800                 13,600
Spacehab Inc.*                                      2,300                 10,350
                                                                     -----------
                                                                          62,975
                                                                     -----------
ENERGY MINERALS -- 0.1%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                   1,200                 22,650
                                                                     -----------
FINANCE -- 2.0%
--------------------------------------------------------------------------------
American National Insurance Co.                       700                 35,700
Harleysville Group Inc.                             2,700                 45,225
Matrix Bancorp Inc.*                                  300                  2,025
PBOC Holdings Inc.*                                 1,800                 15,300
PMI Group Inc.                                        700                 33,250
Penn-America Group Inc.                             1,800                 14,175
Presidential Life Corp.                             4,600                 63,825
Professionals Group Inc.*                           2,800                 68,425
Reinsurance Group of America Inc.                     200                  6,025
Stancorp Financial Group Inc.                         600                 19,275
                                                                     -----------
                                                                         303,225
                                                                     -----------
HEALTH TECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc.                   1,200                 25,950
                                                                     -----------
INDUSTRIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                 550                 24,406
ENSCO International Inc.                            1,100                 39,394
R & B Falcon Corp.*(++)                             1,620                 38,171
Reliance Steel and Aluminum Co.                       700                 13,388
Rowan Companies Inc.*                               1,000                 30,375
Santa Fe International Corp.                          700                 24,456
                                                                     -----------
                                                                         170,190
                                                                     -----------
NON-ENERGY MINERALS -- 0.4%
--------------------------------------------------------------------------------
LTV Corp.                                           9,800                 28,175
Lone Star Technologies Inc.*                          600                 27,750
                                                                     -----------
                                                                          55,925
                                                                     -----------
PROCESS INDUSTRIES -- 0.5%
--------------------------------------------------------------------------------
Lancaster Colony Corp.                              1,600                 30,700
RPM Inc.                                            2,400                 24,300
Tuscarora Inc.                                      1,400                 21,875
                                                                     -----------
                                                                          76,875
                                                                     -----------
PRODUCER MANUFACTURING -- 2.4%
--------------------------------------------------------------------------------
Baldor Electric Co.                                 1,200                 22,350
Circor International Inc.                             750                  6,141
Cohu Inc.                                             500                 13,484
Commonwealth Industries Inc.                        2,000                 11,750
Graco Inc.                                            200                  6,500
JLG Industries Inc.                                 6,300                 74,812
Kaydon Corp.                                        1,400                 29,400
Myers Industries Inc.                               2,310                 24,833
Patrick Industries Inc.                             1,000                  6,250
Superior Industries International Inc.              1,200                 30,900
Teleflex Inc.                                       1,100                 39,325
Timken Co.                                          2,200                 40,975
Tower Automotive Inc.*                              2,000                 25,000
Watts Industries Inc.                               1,400                 17,675
Woodhead Industries                                   400                  7,300
                                                                     -----------
                                                                         356,695
                                                                     -----------
RETAIL TRADE -- 0.1%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                           1,450                 15,044
                                                                     -----------
TECHNOLOGY SERVICES -- 0.1%
--------------------------------------------------------------------------------
Ultrak Inc.                                         2,200                 17,875
                                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
--------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings*                     800            $    25,400
Kenan Transport Co.                                   900                 18,225
Midwest Express Holdings Inc.*                        600                 12,900
Motor Cargo Industries Inc.*                        1,500                  6,938
Tidewater Inc.                                        600                 21,600
                                                                     -----------
                                                                          85,063
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,442,649
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   43,589
                                                                     -----------
TOTAL SMALL CAP VALUE
  (Identified Cost $1,626,724)                                         1,486,238
                                                                     -----------
INTERNATIONAL EQUITY -- 11.5%
--------------------------------------------------------------------------------
COMMON STOCKS -- 11.1%
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
--------------------------------------------------------------------------------
Boehler-Uddeholm                                      212                  7,418
                                                                     -----------
AUSTRALIA -- 0.4%
--------------------------------------------------------------------------------
Australia & New Zealand Bank Group                  4,098                 31,395
Quantas Airways                                    10,791                 21,813
                                                                     -----------
                                                                          53,208
                                                                     -----------
CANADA -- 0.4%
--------------------------------------------------------------------------------
BCE Inc.                                              680                 16,127
Manulife Financial Corp.                            2,163                 38,145
                                                                     -----------
                                                                          54,272
                                                                     -----------
FINLAND -- 0.1%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                        670                 16,631
                                                                     -----------
FRANCE -- 1.1%
--------------------------------------------------------------------------------
Aventis                                               611                 44,595
BIC                                                   391                 19,149
BQE National Paris                                    435                 41,862
Pernod-Ricard                                         370                 20,135
Total                                                 289                 44,311
                                                                     -----------
                                                                         170,052
                                                                     -----------
GERMANY -- 0.6%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                           180                 18,061
Draegerwerk                                         1,193                  9,909
Dyckerhoff                                            620                 15,686
SGL Carbon                                            162                 10,772
Veba                                                  505                 24,347
Vossloh                                               635                 10,561
                                                                     -----------
                                                                          89,336
                                                                     -----------
GREAT BRITAIN -- 3.1%
--------------------------------------------------------------------------------
Allied Domecq                                       4,005                 21,210
Allied Zurich                                       2,213                 26,168
BAA                                                 5,140                 41,220
BAE Systems                                         6,482                 40,409
British American Tobacco Plc                        2,863                 19,104
British Telecommunications                          1,257                 16,243
CGU                                                 1,090                 18,142
Celltech Group                                        997                 19,310
Cookson Group                                       6,485                 21,636
Hanson                                              4,279                 30,236
Lex Service                                         2,780                 14,028
Lloyds TSB Group                                    1,412                 13,332
Reckitt & Coleman                                   1,860                 20,826
Reed International                                  2,620                 22,795
Royal Bank of Scotland                              1,113                 18,626
TI Group                                            4,060                 22,116
Tomkins                                             7,342                 23,857
Unilever                                            4,208                 25,468
United News & Media                                 1,720                 24,724
Williams                                            4,758                 27,717
                                                                     -----------
                                                                         467,167
                                                                     -----------
HONG KONG -- 0.5%
--------------------------------------------------------------------------------
Henderson Land Development                          7,000                 30,800
Hong Kong Electric                                  8,500                 27,368
New World Development Co.                           8,000                  8,877
South China Morning Post                           16,000                 12,417
                                                                     -----------
                                                                          79,462
                                                                     -----------
IRELAND -- 0.4%
--------------------------------------------------------------------------------
Allied Irish Banks                                  2,836                 25,370
Greencore Group                                     5,000                 13,366
Jefferson Smurfit Group                            10,415                 17,898
                                                                     -----------
                                                                          56,634
                                                                     -----------
ITALY -- 0.2%
--------------------------------------------------------------------------------
Telecom Italia Spa                                  2,300                 31,620
                                                                     -----------
JAPAN -- 1.0%
--------------------------------------------------------------------------------
Canon Inc.                                          1,000                 49,762
Nintendo Co.                                          300                 52,363
Promise Co.                                           400                 31,591
Sanyo Shipan Financial                                600                 21,262
                                                                     -----------
                                                                         154,978
                                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                     595            $    14,576
Akzo Nobel                                            674                 28,634
Ing Groep                                             377                 25,482
Koninklijke PTT                                       440                 19,680
Philips Electronics                                 1,024                 48,294
                                                                     -----------
                                                                         136,666
                                                                     -----------
NEW ZEALAND -- 0.3%
--------------------------------------------------------------------------------
Fletcher Challenge                                  9,517                 10,090
Telecom Corp.                                       8,046                 28,119
                                                                     -----------
                                                                          38,209
                                                                     -----------
PORTUGAL -- 0.3%
--------------------------------------------------------------------------------
Portugal Telecommunications                         3,062                 34,378
                                                                     -----------
SINGAPORE -- 0.2%
--------------------------------------------------------------------------------
United Overseas Bank                                4,000                 26,173
                                                                     -----------
SPAIN -- 0.2%
--------------------------------------------------------------------------------
Respol                                              1,520                 30,256
Telefonica S.A.*                                    1,455                 31,255
                                                                     -----------
                                                                          61,511
                                                                     -----------
SWEDEN -- 0.3%
--------------------------------------------------------------------------------
Electrolux AB                                       1,400                 21,667
Getinge Industrier                                  2,889                 27,514
                                                                     -----------
                                                                          49,181
                                                                     -----------
SWITZERLAND -- 0.6%
--------------------------------------------------------------------------------
Geberit                                                93                 31,070
Novartis                                               19                 30,096
Sig Holding                                            27                 16,932
Sulzer                                                 25                 16,628
                                                                     -----------
                                                                          94,726
                                                                     -----------
UNITED STATES -- 0.4%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                           1,483                 35,407
Dairy Farm International                           41,400                 24,840
                                                                     -----------
                                                                          60,247
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,681,869
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   57,044
                                                                     -----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $1,574,512)                                         1,738,913
                                                                     -----------
DOMESTIC FIXED INCOME -- 31.8%
--------------------------------------------------------------------------------
FIXED INCOME -- 24.8%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 2.2%
--------------------------------------------------------------------------------
GE Capital Mortgage Services Inc.
  5.905% due 10/25/13                             150,000                147,917
GMAC Commercial Mortgage Inc.
  6.42% due 8/15/08                                50,000                 46,873
JP Morgan Commercial Mortgage Financial Corp.
6.373% due 1/15/30                                 21,951                 21,472
Morgan Stanley Capital Investment Inc.
6.44% due 11/15/02                                 77,459                 76,482
Peco Energy Transportation Trust
  6.05% due 3/01/09                                50,000                 46,844
                                                                     -----------
                                                                         339,588
                                                                     -----------
CORPORATE BONDS --6.1%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/29                                20,000                 18,679
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29                               20,000                 16,517
BB & T Corp.
  6.375% due 6/30/05                               45,000                 42,537
Bank of America
  7.80% due 2/15/10                                40,000                 39,795
Coastal Corp.
  7.75% due 6/15/10                                20,000                 19,773
Credit Suisse First Boston
  7.29% due 9/15/09                                50,000                 49,323
Dayton Hudson Corp.
  6.65% due 8/01/28                                50,000                 42,482
Donaldson, Lufkin & Jenrette
  5.875% due 4/01/02                               45,000                 43,693
Dynegy Inc.
  7.45% due 7/15/06                                20,000                 19,462
Federal National Mortgage Association
  7.25% due 1/15/10                                20,000                 20,201
Ford Motor Co.
  7.875% due 6/15/10                               40,000                 39,993
Knight Ridder Inc.
  6.875% due 3/15/29                               25,000                 21,496
Lehman Brothers Holdings Inc.
  7.75% due 1/15/05                                40,000                 39,629
Lockheed Martin Corp.
  8.50% due 12/01/29                               20,000                 20,195

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

                                                PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
MCI Communications Corp.
  6.50% due 4/15/10                            $   60,000            $    54,439
Merita Bank Plc
  6.50% due 4/01/09                                40,000                 36,332
National Rural Utilities Cooperative Finance
  6.20% due 2/01/08                                40,000                 36,828
Northwest Airlines
  8.072% due 10/01/19                              40,000                 40,146
Osprey Trust Inc.
  8.31% due 1/15/03                                40,000                 40,086
Popular North America Inc.
  6.875% due 6/15/01                               50,000                 49,731
Qatar St
  9.75% due 6/15/30                                25,000                 24,656
Raytheon Co.
  7.90% due 3/01/03                                40,000                 40,239
St. Paul Cos Inc.
  7.875% due 4/15/05                               40,000                 39,630
Saks Inc.
  8.25% due 11/15/08                               20,000                 17,765
TPSA Finance BV
  7.75% due 12/10/08                               25,000                 23,028
Valero Energy Corp.
  8.75% due 6/15/30                                20,000                 20,426
Wal-Mart Stores Inc.
  7.55% due 2/15/30                                15,000                 15,354
Wells Fargo & Co.
  7.80% due 6/15/10                                40,000                 40,301
                                                                     -----------
                                                                         912,736
                                                                     -----------
FOREIGN CORPORATIONS -- 0.8%
--------------------------------------------------------------------------------
Pemex Financial Ltd.
  9.03% due 2/15/11                                20,000                 20,636
Quebec Province of Canada
  7.50% due 9/15/29                                40,000                 39,296
Telefonica de Argentina
  9.125% due 5/07/08                               20,000                 18,600
YPF Sociedad Anonima
  7.25% due 3/15/03                                40,000                 38,800
                                                                     -----------
                                                                         117,332
                                                                     -----------
MORTGAGE BACKED -- 8.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  7.50% TBA                                        50,000                 49,340
  6.25% due 6/15/24                                50,000                 47,824
Federal National Mortgage Association
  6.50% TBA                                       600,000                578,625
  8.00% TBA                                       285,000                286,203
  7.349% due 8/17/21                               50,000                 49,921
  6.50% due 4/01/29                               116,808                110,238
Government National Mortgage Association
  6.50% TBA                                       170,000                161,288
  7.00% due 2/15/24                                48,604                 47,389
                                                                     -----------
                                                                       1,330,828
                                                                     -----------
U. S. TREASURY OBLIGATIONS --6.2%
--------------------------------------------------------------------------------
United States Treasury Bonds
  8.125% due 8/15/19                              155,000                187,381
  3.625% due 4/15/28                               63,507                 60,530
  6.125% due 8/15/29                               55,000                 55,550
                                                                     -----------
                                                                         303,461
                                                                     -----------
United States Treasury Notes
  5.875% due 11/15/04                             305,000                300,568
  6.875% due 5/15/06                              205,000                210,990
  6.50% due 2/15/10                               115,000                118,935
                                                                     -----------
                                                                         630,493
                                                                     -----------
YANKEES BOND -- 0.7%
--------------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/1/04                                 40,000                 39,352
DaimlerChrysler of North America
  7.75% due 5/27/03                                40,000                 40,324
Imperial Tobacco Overseas BV
  7.125% due 4/1/09                                30,000                 26,598
                                                                     -----------
                                                                         106,274
                                                                     -----------
TOTAL FIXED INCOME                                                     3,740,712
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 7.0%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due
  7/03/00(+)                                                           1,059,364
                                                                     -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $4,838,039)                                         4,800,076
                                                                     -----------
INTERNATIONAL BOND -- 10.0%
--------------------------------------------------------------------------------
FIXED INCOME -- 9.9%
--------------------------------------------------------------------------------
AUSTRIA  -- 0.4%
--------------------------------------------------------------------------------
Osterreichische Kontrollbank
  1.80% due
  3/22/10                        JPY            6,000,000                 57,136

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                        CURRENCY            AMOUNT                   VALUE
--------------------------------------------------------------------------------
BELGIUM -- 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
  5.50% due
  3/28/28                       EURO               40,000            $    36,512
                                                                     -----------
CANADA -- 0.6%
--------------------------------------------------------------------------------
Canadian
  Government Bonds
  1.90% due
  3/23/09                        JPY           10,000,000                 96,565
                                                                     -----------
DENMARK -- 0.0%
--------------------------------------------------------------------------------
Nykredit
  5.00% due
  10/01/29                       DKK               59,000                  6,416
                                                                     -----------
FRANCE -- 0.2%
--------------------------------------------------------------------------------
Government of France
  5.50% due
  4/25/29                       EURO               10,000                  9,499
Republic of France
  3.00% due
  7/25/09                       EURO               17,099                 15,206
                                                                     -----------
                                                                          24,705
                                                                     -----------
GERMANY -- 2.6%
--------------------------------------------------------------------------------
Bundesrepublik Deutschland
  4.25% due
  11/26/04                      EURO              130,000                120,251
Commerzbank AG
  13.75% due
  1/18/02                        PLN              400,000                 86,533
Republic of Germany
  6.50% due
  7/15/03                       EURO              140,000                138,911
  5.375% due
  1/04/10                       EURO               40,000                 38,608
  5.625% due
  1/04/28                       EURO               10,000                  9,670
                                                                     -----------
                                                                         393,973
                                                                     -----------
GREAT BRITAIN -- 1.3%
--------------------------------------------------------------------------------
United Kingdom Treasury
  7.00% due
  11/06/01                       GBP               66,000                100,863
Toyota Motor Credit Corp.
  6.25% due
  8/04/03                        GBP               60,000                 89,715
                                                                     -----------
                                                                         190,578
                                                                     -----------
GREECE -- 0.1%
--------------------------------------------------------------------------------
Republic of Greece
  7.89% due
  6/17/03                        GRD            1,600,000                  4,680
  10.24% due
  10/23/03                       GRD            5,200,000                 15,291
                                                                     -----------
                                                                          19,971
                                                                     -----------
Japan -- 2.1%
--------------------------------------------------------------------------------
Government of Japan
  4.10% due
  6/21/04                        JPY           10,100,000                106,961
International Bank
  Reconstruction and Development
  4.75% due
  12/20/04                       JPY           10,700,000                117,790
Nippon Telephone and Telegraph
  2.50% due
  7/25/07                        JPY            9,000,000                 89,644
                                                                     -----------
                                                                         314,395
                                                                     -----------
NETHERLANDS -- 0.7%
--------------------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due
  1/15/06                       EURO              100,000                 98,859
                                                                     -----------
SPAIN -- 0.2%
--------------------------------------------------------------------------------
Government of Spain
  6.00% due
  1/31/08                       EURO               24,000                 23,623
                                                                     -----------
UNITED STATES -- 1.5%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  7.25% due
  1/15/10                                      $   15,000                 15,151
Hewlett Packard
  Financial Co.
  6.125% due
  8/21/00                                      $   55,000                 54,936
International American
  Development Bank
  7.375% due
  1/15/10                                      $   15,000                 15,251
United States Treasury Inflationary
  Index Notes
  6.50% due
  2/28/02                                      $  140,000                140,087
                                                                     -----------
                                                                         225,425
                                                                     -----------
TOTAL FIXED INCOME                                                     1,488,158
                                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                              PRINCIPAL
ISSUER                                          AMOUNT                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                              $    20,947
                                                                     -----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $1,556,104)                                         1,509,105
                                                                     -----------
HIGH YIELD BOND -- 15.0%
--------------------------------------------------------------------------------
FIXED INCOME -- 13.5%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 13.2%
--------------------------------------------------------------------------------
AEROSPACE -- 0.3%
--------------------------------------------------------------------------------
Sequa Corp.
  9.00% due 8/01/09                            $   50,000                 47,000
                                                                     -----------
AUTOMOTIVE -- 0.3%
--------------------------------------------------------------------------------
J.L. French
  Automotive Castings
  11.50% due 6/01/09 (#)                           25,000                 22,750
Lear Corp.
  8.11% due 5/15/09 (#)                            25,000                 22,771
                                                                     -----------
                                                                          45,521
                                                                     -----------
CABLE & OTHER MEDIA -- 2.2%
--------------------------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13 (#)                           50,000                 51,313
Charter Communications Holdings
  8.625% due
  4/01/09 (#)                                      50,000                 43,938
  Zero Coupon due
  4/01/11 (#)                                      15,000                  8,625
Covad Communications Group
  12.00% due 2/15/10 (#)                           25,000                 20,000
Federal Mogul Corp.
  7.375% due 1/15/06 (#)                           25,000                 18,375
Frontiervision Holdings LP
  Zero Coupon due
  9/15/07                                          55,000                 47,300
J.H. Heafner Inc.
  10.00% due 05/15/08                              50,000                 36,500
NTL Inc.
  Zero Coupon due
  10/01/08 (#)                                     75,000                 49,125
Owens Illinois Inc.
  7.50% due 5/15/10 (#)                            25,000                 21,681
Park Place Entertainment Corp.
  9.375% due 2/15/07 (#)                           25,000                 25,000
Station Casinos
  9.875% due 7/01/10                               15,000                 15,037
                                                                     -----------
                                                                         336,894
                                                                     -----------
CAPITAL GOODS/BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due
  8/01/07 (#)                                      50,000                 45,750
                                                                     -----------
CHEMICALS -- 0.4%
--------------------------------------------------------------------------------
Aqua Chemical Inc.
  11.25% due 7/01/08                               25,000                 14,063
Lyondell Chemical Co.
  9.875% due 5/01/07                               35,000                 34,650
Radnor Holdings Corp.
  10.00% due 12/01/03                              15,000                 13,425
                                                                     -----------
                                                                          62,138
                                                                     -----------
CONSUMER PRODUCTS/TOBACCO -- 0.9%
--------------------------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                              50,000                 47,000
Global Crossing
  Holdings Ltd.
  9.50% due 11/15/09                               10,000                  9,650
Home Interiors Gifts Inc.
  10.125% due 6/01/08                              30,000                 17,100
Mail Well Corp.
  8.75% due
  12/15/08 (#)                                     50,000                 42,000
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08                               25,000                 12,500
                                                                     -----------
                                                                         128,250
                                                                     -----------
ENERGY -- 1.5%
--------------------------------------------------------------------------------
Belco Oil & Gas Co.
  8.875% due 9/15/07                               50,000                 46,250
Energis Plc
  9.75% due 6/15/09                                50,000                 49,000
Key Energy Services Inc.
  14.00% due 1/15/09                               20,000                 22,500
Lomak Petroleum Inc.
  8.75% due 1/15/07                                40,000                 34,300
Polaroid Corp.
  11.50% due 2/15/06                               25,000                 25,937
Western Gas Resources
  10.00% due
  6/15/09 (#)                                      50,000                 51,625
                                                                     -----------
                                                                         229,612
                                                                     -----------
FINANCIAL -- 0.5%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due
  5/01/09 (#)                                      50,000                 52,125

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                               PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
Contifinancial Corp.
  8.375% due
  8/15/03 (#)                                    $ 50,000            $     6,625
Derby Cycle Corp.
  Lyon Investments
  10.00% due
  5/15/08 (#)                                      25,000                 11,625
                                                                     -----------
                                                                          70,375
                                                                     -----------
FOOD/BEVERAGE/BOTTLING -- 0.2%
--------------------------------------------------------------------------------
B & G Foods Indications Corp.
  9.625% due 8/01/07                               50,000                 35,000
                                                                     -----------
GAMING -- 0.6%
--------------------------------------------------------------------------------
Majestic Star Casino LLC
  10.875% due
  7/01/06 (#)                                      50,000                 40,750
Sun International Ltd.
  9.00% due 3/15/07                                50,000                 46,500
                                                                     -----------
                                                                          87,250
                                                                     -----------
HEALTHCARE -- 0.3%
--------------------------------------------------------------------------------
Harrahs Operations Inc.
  7.875% due
  12/15/05 (#)                                     25,000                 23,500
Tenet Healthcare Corp.
  8.00% due 1/15/05 (#)                            25,000                 23,937
                                                                     -----------
                                                                          47,437
                                                                     -----------
HOUSING RELATED -- 0.3%
--------------------------------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06                               50,000                 42,812
                                                                     -----------
LODGING LEISURE -- 0.5%
--------------------------------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                               50,000                 44,875
Moll Industries Inc.
  10.50% due 6/01/08                               30,000                  5,250
Psinet Inc.
  11.50% due 11/01/08                              20,000                 18,800
                                                                     -----------
                                                                          68,925
                                                                     -----------
METALS/MINING/STEEL -- 0.2%
--------------------------------------------------------------------------------
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                               40,000                 26,400
                                                                     -----------
PAPER/FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                               50,000                 50,000
                                                                     -----------
PUBLISHING/PRINTING -- 0.3%
--------------------------------------------------------------------------------
Hollinger International Publishing Inc.
  9.25% due 3/15/07                                50,000                 49,250
                                                                     -----------
RETAIL -- 0.8%
--------------------------------------------------------------------------------
Advance Stores Inc.
  10.25% due 4/15/08                               50,000                 41,250
Cole National Group Inc.
  8.625% due 8/15/07                               15,000                 10,350
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                               50,000                 45,000
Westpoint Stevens Inc.
  7.875% due 6/15/05                               25,000                 20,875
                                                                     -----------
                                                                         117,475
                                                                     -----------
SERVICES/OTHER -- 1.6%
--------------------------------------------------------------------------------
Blount Inc.
  13.00% due 8/01/09                               50,000                 51,000
Gentek Inc.
  11.00% due 8/01/09                               50,000                 50,625
Integrated Electrical Services
  9.375% due 2/01/09                               25,000                 20,125
Iron Mountain Inc.
  10.125% due 10/01/06                             50,000                 50,000
Pioneer Natural Restoration Co.
  9.625% due
  4/01/10 (#)                                      20,000                 20,600
Polymer Group Inc.
  8.75% due
  3/01/08 (#)                                      50,000                 41,500
Safety Kleen Services Inc.
  9.25% due 6/01/08                                50,000                  2,000
                                                                     -----------
                                                                         235,850
                                                                     -----------
TELECOMMUNICATIONS -- 1.7%
--------------------------------------------------------------------------------
Intermedia Communications Inc.
  9.50% due
  3/01/09 (#)                                      50,000                 47,500
Leap Wireless International Inc.
  12.50% due
  4/15/10 (#)                                      10,000                  8,600
Nextel Communications Inc.
  Zero Coupon due
  2/15/08 (#)                                      70,000                 51,625
Orange PLC
  9.00% due
  6/01/09 (#)                                      50,000                 50,500
Price Communications Wireless Inc.
  9.125% due
  12/15/06 (#)                                     50,000                 50,000

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                 PRINCIPAL
ISSUER                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------
Rogers Cantel
  9.375% due 6/01/08                             $ 50,000           $    51,500
                                                                    -----------
                                                                        259,725
                                                                    -----------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Holt Group Inc.
  9.75% due
  1/15/06 (#)                                      50,000                 4,750
                                                                    -----------
TOTAL DOMESTIC CORPORATIONS                                           1,990,414
                                                                    -----------
MORTGAGE OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 0.3%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                              49,385                40,120
                                                                    -----------
TOTAL FIXED INCOME                                                    2,030,534
                                                                    -----------
SHORT-TERM OBLIGATIONS -- 1.5%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                 231,851
                                                                    -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,571,699)                                        2,262,385
TOTAL INVESTMENTS
  (Identified Cost $16,004,274)                     107.0%           16,136,245
OTHER ASSETS,
LESS LIABILITIES                                     (7.0)           (1,055,406)
                                               ----------           -----------
NET ASSETS                                          100.0%          $15,080,839
                                               ==========           ===========


*    Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate Student Loan Marketing Discount Note 6.57%, due 7/03/00 valued at $1,713,000 portions of which are listed by each asset class.

(++) The Portfolio owns in aggregate 2,376 shares of General Electric Co. valued at $125,928; 1,600 shares of SBC Communications Inc. valued at $69,200; 630 shares of International Business Machines valued at $69,024; 420 shares of Marsh & McLennan Company valued at $43,864; 2,410 shares of R & B Falcon Corp. valued at $63,598; 566 shares of Micrel Inc. valued at $24,586; 247 shares of Network Appliance Inc. valued at $19,883; and 1,630 shares of PepsiCo Inc. valued at $72,433, portions of which are separately listed by each asset class.

TBA (To be announced)--Mortgage-backed securities traded under delayed delivery commitments

ADRs--American Depository Receipts See notes to financial statements

FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
SYMBOL                 COUNTRY
--------------------------------------------------------------------------------
EURO                   Belgium
DKK                    Denmark
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
JPY                    Japan
EURO                   Netherlands
PLN                    Poland
EURO                   Spain


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 2000 ARE AS FOLLOWS:

                                                       DELIVERY     UNREALIZED
                                  MARKET    AGGREGATE   DATE OF     APPRECIATION
     CURRENCY       COUNTRY        VALUE   FACE VALUE  CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------

Dollar (Buy) ...     Canada     $ 33,858    $ 33,919    July-00       $ (61)
Dollar (Buy) ...     Canada       34,084      33,858    July-00         226
Drachma (Buy) ..     Greece       66,741      66,530    July-00         211
Euro (Buy) .....     Europe       45,523      45,587    July-00         (64)
Euro (Sell) ....     Europe      517,508     517,294    July-00        (214)
Franc (Buy) ....  Switzerland     39,796      39,489    July-00         307
Krone (Sell) ...     Denmark       4,887       4,890    July-00           3
Pound (Sell) ... Great Britain   186,732     187,399    July-00         667
Pound (Sell) ... Great Britain    45,410      45,587    July-00         177
Yen (Buy) ......      Japan       39,488      40,000    July-00        (512)
Yen (Sell) .....      Japan      495,108     495,576    July-00         468
Zloty(Sell) ....     Poland       64,046      63,316    July-00        (730)
                                                                      -----
                                                                      $ 478
                                                                      =====

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 11.0%
--------------------------------------------------------------------------------
COMMON STOCKS -- 10.6%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURER -- 0.2%
--------------------------------------------------------------------------------
American Power Conversion Corp.*                       85            $     3,469
Illinois Tool Works Inc.                               87                  4,959
Tyco International Ltd.                               287                 13,597
                                                                     -----------
                                                                          22,025
                                                                     -----------
COMMERCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                        120                  6,428
Concord Inc.*                                         145                  3,770
Interpublic Group Companies Inc.                       99                  4,257
Paychex Inc.                                           75                  3,150
Time Warner Inc.                                      180                 13,680
                                                                     -----------
                                                                          31,285
                                                                     -----------
COMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
SBC Communications Inc.(++)                           560                 24,220
Sprint Corp.*                                         165                  9,817
                                                                     -----------
                                                                          34,037
                                                                     -----------
COMPUTER SOFTWARE -- 1.4%
--------------------------------------------------------------------------------
America Online Inc.*                                  390                 20,573
Microsoft Corp.*                                      662                 52,960
National Instruments Corp.*                            60                  2,618
Oracle Corp.*                                         510                 42,872
Yahoo Inc.*                                            50                  6,194
                                                                     -----------
                                                                         125,217
                                                                     -----------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                                   986                 62,673
Comverse Technology Inc.*                              25                  2,325
EMC Corp.*                                            405                 31,160
International Business Machines(++)                   255                 27,938
Lexmark International Group Inc.*                      97                  6,523
Nortel Networks Corp.                                 500                 34,125
Qualcomm Inc.*                                        145                  8,700
Sun Microsystems Inc.*                                329                 29,918
Symbol Technologies Inc.                               44                  2,376
Tellabs Inc.*                                          55                  3,764
                                                                     -----------
                                                                         209,502
                                                                     -----------
CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
General Dynamics Corp.                                 60                  3,135
General Electric Co.(++)                            1,443                 76,479
                                                                     -----------
                                                                          79,614
                                                                     -----------
CONSUMER NON-DURABLES -- 0.1%
--------------------------------------------------------------------------------
PepsiCo Inc.(++)                                      315                 13,998
                                                                     -----------
CONSUMER SERVICES -- 0.0%
--------------------------------------------------------------------------------
Harley Davidson Inc.                                  100                  3,850
                                                                     -----------
FINANCE -- 0.8%
--------------------------------------------------------------------------------
American Express Co.                                  291                 15,168
Bank of New York Inc.                                 104                  4,836
Charles Schwab Corp.                                  200                  6,725
Federal Home Loan Mortgage Corp.                      115                  4,657
Federal National Mortgage Association                 175                  9,133
MBNA Corp.                                            225                  6,103
Marsh & McLennan Companies Inc.(++)                    35                  3,655
Morgan Stanley Dean Witter & Co.                      170                 14,153
Northern Trust Corp.                                  130                  8,458
                                                                     -----------
                                                                          72,888
                                                                     -----------
HEALTHCARE -- 1.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                   288                 12,834
Amgen Inc.*                                           220                 15,455
Biogen Inc.*                                           55                  3,548
Cardinal Health Inc.                                   70                  5,180
Eli Lilly & Co.                                       142                 14,182
Johnson & Johnson                                     283                 28,831
Medtronic Inc.                                        310                 15,442
Pfizer Inc.                                         1,060                 50,880
Schering-Plough Corp.                                 303                 15,301
                                                                     -----------
                                                                         161,653
                                                                     -----------
RETAIL -- 1.0%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                98                  3,552
Gap Inc.                                              215                  6,719
Home Depot Inc.                                       378                 18,876
Kohl's Corp.*                                         157                  8,733
Lowes Cos Co.                                          95                  3,901
Walgreen Co.                                          215                  6,920
Wal-Mart Stores Inc.                                  687                 39,588
                                                                     -----------
                                                                          88,289
                                                                     -----------
SEMI-CONDUCTOR -- 1.4%
--------------------------------------------------------------------------------
Altera Corp.*                                          35                  3,568
Applied Materials Inc.*                               150                 13,594
Dallas Semiconductor Corp.                             65                  2,649
Intel Corp.                                           506                 67,646
Linear Technologies Corp.                              85                  5,435
Micrel Inc.*(++)                                       44                  1,911
Network Appliance Inc.*(++)                            90                  7,245

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Texas Instruments Inc.                                315            $    21,636
Xlinx Inc.*                                            55                  4,541
                                                                     -----------
                                                                         128,225
                                                                     -----------
TOTAL COMMON STOCKS                                                      970,583
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   38,160
                                                                     -----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $800,840)                                           1,008,743
                                                                     -----------
LARGE CAP VALUE -- 12.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 11.8%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 0.9%
--------------------------------------------------------------------------------
Emerson Electric Co.                                  500                 30,188
General Electric Co.(++)                              300                 15,900
Honeywell Inc.                                        495                 16,675
United Technologies Corp.                             400                 23,550
                                                                     -----------
                                                                          86,313
                                                                     -----------
COMMUNICATION EQUIPMENT & SERVICES -- 1.7%
--------------------------------------------------------------------------------
AT&T Corp.                                            925                 29,253
Alltel Corp.                                          350                 21,678
Bell South Corp.                                      500                 21,312
GTE Corp.                                             525                 32,681
SBC Communications Inc.(++)                           688                 29,756
Sprint Corp.                                          425                 21,675
                                                                     -----------
                                                                         156,355
                                                                     -----------
CONSUMER CYCLICALS -- 0.3%
--------------------------------------------------------------------------------
McGraw-Hill Companies Inc.                            500                 27,000
                                                                     -----------
CONSUMER STAPLES -- 0.9%
--------------------------------------------------------------------------------
Gillette Co.                                          300                 10,097
Kimberly Clark Corp.                                  570                 32,704
PepsiCo Inc.(++)                                      840                 37,327
                                                                     -----------
                                                                          80,128
                                                                     -----------
ENERGY -- 1.7%
--------------------------------------------------------------------------------
BP Amoco Plc ADRs                                     250                 14,141
Chevron Corp.                                         320                 27,140
Conoco Inc. Class A                                 1,260                 27,720
El Paso Energy Corp.                                  300                 15,281
Exxon Corp.                                           600                 47,100
Halliburton Co.                                       440                 20,762
                                                                     -----------
                                                                         152,144
                                                                     -----------
FINANCE --2.4%
--------------------------------------------------------------------------------
Bank America Corp.                                    635                 27,305
Chase Manhattan Corp.                                 780                 35,929
Chubb Corp.                                           475                 29,213
Hartford Financial Services Group                     655                 36,639
Marsh & McLennan Companies Inc.(++)                   275                 28,720
Mellon Bank Corp.                                     990                 36,073
Merrill Lynch & Co. Inc.                              250                 28,750
                                                                     -----------
                                                                         222,629
                                                                     -----------
HEALTHCARE -- 1.1%
--------------------------------------------------------------------------------
American Home Products Corp.                          550                 32,313
Bristol-Myers Squibb Co.                              525                 30,581
Johnson & Johnson                                     150                 15,281
Pharmacia & Upjohn Inc.                               424                 21,916
                                                                     -----------
                                                                         100,091
                                                                     -----------
RAW & INTERMEDIATE MATERIALS -- 0.7%
--------------------------------------------------------------------------------
Alcoa Inc.                                            850                 24,650
Dow Chemicals Co.                                     450                 13,584
E. I. du Pont de Nemours & Co.                        315                 13,781
International Paper Co.                               525                 15,652
                                                                     -----------
                                                                          67,667
                                                                     -----------
TECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
First Data Corp.                                      250                 12,406
International Business Machines(++)                   200                 21,912
Pitney Bowes Inc.                                     730                 29,200
Xerox Corp.                                           675                 14,006
                                                                     -----------
                                                                          77,524
                                                                     -----------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
Union Pacific Corp.                                   325                 12,086
                                                                     -----------
UTILITIES -- 1.2%
--------------------------------------------------------------------------------
Duke Energy Co.                                       604                 34,051
Unicom Corp.                                          740                 28,629
Williams Companies Inc.                             1,000                 41,688
                                                                     -----------
                                                                         104,368
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,086,305
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.9%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   84,533
                                                                     -----------
TOTAL LARGE CAP VALUE
  (Identified Cost $1,213,118)                                         1,170,838
                                                                     -----------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
SMALL CAP GROWTH -- 12.5%
--------------------------------------------------------------------------------
COMMON STOCKS -- 11.2%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING  -- 1.0%
--------------------------------------------------------------------------------
Applied Power Inc.                                    184            $     6,164
Alliant Techsystems Inc. *                             75                  5,057
Aptargroup Inc.                                       394                 10,638
Cleco Corp.                                           200                  6,700
Mettler Toledo International Inc. *                   298                 11,920
National Instruments Corp. *                          280                 12,215
Newport Corp.                                         150                 16,106
Shaw Group Inc. *                                     310                 14,609
Verticalnet Inc. *                                    130                  4,802
                                                                     -----------
                                                                          88,211
                                                                     -----------
Commercial Services -- 0.4%
--------------------------------------------------------------------------------
Aeroflex Inc. *                                       150                  7,453
Broadvision Inc. *                                    185                  9,400
Capstone Turbine Corp.                                 16                    721
Clarus Corp. *                                         56                  2,177
Cylink Corp. *                                        290                  4,858
Informatica Corp.                                      20                  1,639
Source Information Management Co. *                   589                  8,982
                                                                     -----------
                                                                          35,230
                                                                     -----------
Consumer Services -- 0.8%
--------------------------------------------------------------------------------
Beringer Wine Estate Holdings *                       123                  4,343
Callaway Golf Co.                                     300                  4,894
Catalina Marketing Corp. *                            170                 17,340
Emmis Communications Corp. *                          140                  5,793
Ethan Allen Interiors Inc.                            161                  3,864
Hispanic Broadcasting Corp. *                         170                  5,631
Houghton Mifflin Co.                                  124                  5,789
Imax Corp.*                                           105                  2,389
National Computer System Inc.                         165                  8,126
P.F. Chang's China Bistro Inc. *                       90                  2,874
Scholastic Corp. *                                     85                  5,196
Station Casinos Inc.*                                  90                  2,250
Westwood One, Inc. *                                  136                  4,641
XM Satellite Radio Holdings Inc. *                     85                  3,182
                                                                     -----------
                                                                          76,312
                                                                     -----------
ELECTRONIC/TECHNICAL SEVICES -- 2.2%
--------------------------------------------------------------------------------
Accelerated Networks Inc.*                              3                    126
Acnielson Corp.*                                      120                  2,640
C-Cube Microsystems Inc. *                            230                  4,514
California Amplifier Inc.*                            300                 13,725
Celeritek Inc.*                                       155                  6,326
E Piphany Inc. *                                       49                  5,252
Emulex Corp. *                                        140                  9,196
Intertrust Technologies Corp. *                        60                  1,234
Iona Technologies Plc.*ADRs                            95                  5,985
MMC Networks Inc. *                                   250                 13,359
Macromedia Inc. *                                     170                 16,437
Macrovision Corp. *                                   125                  7,990
Methode Electronics Inc.                              250                  9,656
Micrel Inc.*(++)                                      400                 17,375
Network Appliance Inc.*(++)                            98                  7,889
New Era of Networks Inc.*                              35                  1,487
Paradyne Corp.*                                       155                  5,047
Powerwave Technologies Inc. *                         152                  6,688
Remedy Corp. *                                        185                 10,314
Sandisk Corp. *                                        80                  4,895
Sawtek Inc. *                                         135                  7,771
Semtech Corp. *                                       170                 13,002
Silicon Storage Technology Inc. *                      95                  8,390
Sonus Networks Inc.*                                   14                  2,210
Stratos Lightwave Inc.*                                54                  1,505
Ultimate Electronics Inc.*                            160                  4,288
Usinternet Working Inc. *                             122                  2,493
WatchGuard
  Technologies Inc. *                                  55                  3,022
Wink Communications Inc. *                            150                  4,575
                                                                     -----------
                                                                         197,391
                                                                     -----------
ENERGY/MINERALS -- 0.9 %
--------------------------------------------------------------------------------
Cal Dive International Inc. *                         235                 12,734
Coflexip ADRs                                         205                 12,403
Hanover Compressor Co. *                              390                 14,820
Precision Drilling Corp. *                            335                 12,939
R & B Falcon Corp.(++) *                            1,105                 26,037
Varco International Inc.*                             285                  6,626
                                                                     -----------
                                                                          85,559
                                                                     -----------
FINANCE -- 0.5%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.*                       130                  5,915
Banknorth Group Inc.                                  554                  8,483
Chittenden Corp.                                      349                  8,529
Cullen Frost Bankers Inc.                             433                 11,393
Presidential Life Insurance Corp.                     120                  1,665
SEI Investments Co.                                   159                  6,330
West America Bancorporation                           200                  5,225
                                                                     -----------
                                                                          47,540
                                                                     -----------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- 1.8%
--------------------------------------------------------------------------------
Affymetrix Inc. *                                      30            $     4,954
Alpharma Inc.                                         160                  9,960
Andrx Corp. *                                         104                  6,648
Apria Healthcare Group Inc. *                         430                  5,267
Aurora Bioscience Corp.*                               65                  4,432
CIMA Labs Inc.*                                        95                  1,924
Corixa Corp. *                                        185                  7,943
Curagen Corp. *                                        55                  2,093
Emisphere Technologies Inc.*                           85                  3,622
Enzon Inc. *                                          140                  5,950
Genset SA.*ADRs                                       140                  3,238
Gilead Sciences Inc. *                                140                  9,958
Idec Pharmaceuticals Corp. *                           90                 10,558
Incyte Genomics Inc. *                                 50                  4,109
KV Pharmaceutical Co.*                                 25                    663
Lifepoint Hospitals Inc. *                            245                  5,451
Medarex Inc. *                                         54                  4,563
Medicis Pharmaceutical Corp.*                         130                  7,410
Millennium Pharmaceuticals *                          139                 15,551
Multex System Inc.*                                    71                  1,788
Nanogen Inc. *                                         60                  2,546
Pharmacyclics Inc.*                                    85                  5,185
Shire Pharmaceuticals Group Plc.*ADRs                 274                 14,214
Transkaryotic Therapies Inc. *                         40                  1,470
Triad Hospitals Inc. *                                165                  3,991
Varian Inc. *                                         435                 20,064
                                                                     -----------
                                                                         163,552
                                                                     -----------
INDUSTRIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Gasonics International Corp.*                         235                  9,268
Gentex Corp. *                                        170                  4,271
Harmonic Inc. *                                       173                  4,282
                                                                     -----------
                                                                          17,821
                                                                     -----------
RETAIL -- 0.4%
--------------------------------------------------------------------------------
Cost Plus Inc. *                                      317                  9,094
Footstar Inc.*                                        115                  3,824
Linens 'n Things Inc. *                               271                  7,351
O'Reilly Automotive Inc. *                            653                  9,060
Zale Corp. *                                          140                  5,110
                                                                     -----------
                                                                          34,439
                                                                     -----------
Semi-Conductor -- 0.9%
--------------------------------------------------------------------------------
ATMI Inc *                                            110                  5,115
Alpha Industries Inc. *                                94                  4,142
Amkor Technology Inc. *                               200                  7,063
Anadigics Inc. *                                      134                  4,564
Cree Inc. *                                            20                  2,670
Cypress Semiconductor Corp. *                          60                  2,535
Emcore Corp. *                                        172                 20,640
Microchip Technology *                                 75                  4,370
Silicon Image Inc.*                                   100                  4,988
Transwitch Corp. *                                    187                 14,434
Triquint Semiconductor Inc. *                          92                  8,803
Virata Corp. *                                         60                  3,578
                                                                     -----------
                                                                          82,902
                                                                     -----------
SOFTWARE -- 0.7%
--------------------------------------------------------------------------------
Active Software Inc.*                                 110                  8,546
Activision Inc. *                                     920                  5,980
Art Technology Group Inc. *                           100                 10,094
Bindview Development Corp. *                          250                  3,000
HNC Software Inc.*                                     55                  3,396
Mercury Interactive Corp. *                           292                 28,251
Microstrategy Inc. *                                   94                  2,820
Oni Systems Corp.*                                      8                    938
                                                                     -----------
                                                                          63,025
                                                                     -----------
TECHNOLOGY SERVICES -- 0.6 %
--------------------------------------------------------------------------------
Bisys Group Inc. *                                    175                 10,762
Idex Corp.                                            210                  6,628
Interwoven Inc.*                                        8                    880
Mattson Technology Inc.*                              237                  7,702
Nextel Partners Inc. *                                108                  3,517
Oak Technology Inc.*                                  490                 10,566
Spectralink Corp.*                                    280                  4,095
Western Wireless Corp. *                              267                 14,551
                                                                     -----------
                                                                          58,701
                                                                     -----------
TELECOMMUNICATIONS -- 0.7 %
--------------------------------------------------------------------------------
Covad Communications Group Inc. *                     165                  2,661
Digital IS Inc.*                                       50                  2,431
Digital Lightwave Inc. *                               39                  3,920
Digital Microware Corp. *                             125                  4,766
Dobson Communications Corp. *                         175                  3,369
Exar Corp. *                                           92                  8,021
Expo Electro Optical Energy Inc.*                      30                    780
Nextlink Communications Inc.*                         135                  5,122
P C Telephone Inc. *                                   45                  1,710
Pinnacle Holdings Inc. *                              224                 12,096
Powertel Inc. *                                        90                  6,384
Remec Inc. *                                          327                 13,693
Research in Motion Ltd. *                              44                  1,991
                                                                     -----------
                                                                          66,944
                                                                     -----------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1 %
--------------------------------------------------------------------------------
CH Robinson Worldwide                                 118            $     5,841
Eagle USA Airfreight Inc. *                            85                  2,614
                                                                     -----------
                                                                           8,455
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,026,082
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 1.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                  121,968
                                                                     -----------
TOTAL SMALL CAP GROWTH
  (Identified Cost $933,236)                                           1,148,050
                                                                     -----------
SMALL CAP VALUE -- 12.3%
--------------------------------------------------------------------------------
COMMON STOCKS -- 11.9%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                             1,300                 23,725
                                                                     -----------
CONSUMER DURABLE GOODS -- 0.6%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                    2,300                 31,194
Engle Homes Inc.                                      600                  5,738
La-Z-Boy Inc.                                       1,500                 21,000
                                                                     -----------
                                                                          57,932
                                                                     -----------
CONSUMER NON-DURABLES -- 0.8%
--------------------------------------------------------------------------------
Dimon Inc.                                          2,600                  5,525
Standard Commercial Corp.                           3,426                 15,631
Timberland Co. *                                      200                 14,162
Tropical Sportwear International Corp.*               900                 15,750
Wolverine Worldwide Inc.                            2,700                 26,662
                                                                     -----------
                                                                          77,730
                                                                     -----------
CONSUMER SERVICES -- 0.3%
--------------------------------------------------------------------------------
Aztar Corp.*                                        1,600                 24,800
                                                                     -----------
ELECTRONIC TECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
Diebold Inc.                                        1,000                 27,875
ESCO Electronics Corp.*                             1,000                 17,000
Spacehab Inc.*                                      1,700                  7,650
                                                                     -----------
                                                                          52,525
                                                                     -----------
ENERGY MINERALS -- 0.2%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                     900                 16,988
                                                                     -----------
FINANCE -- 2.4%
--------------------------------------------------------------------------------
American National Insurance Co.                       600                 30,600
Harleysville Group Inc.                             1,700                 28,475
Matrix Bancorp Inc.                                   200                  1,350
PBOC Holdings Inc*                                  1,300                 11,050
PMI Group Inc.                                        350                 16,625
Penn-America Group Inc.                             1,300                 10,237
Presidential Life Corp.                             3,400                 47,175
Professionals Groups Inc.*                          2,130                 52,052
Reinsurance Group of America Inc.                     200                  6,025
Stancorp Financial Group Inc.                         500                 16,063
                                                                     -----------
                                                                         219,652
                                                                     -----------
HEALTH TECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc.                     800                 17,300
                                                                     -----------
INDUSTRIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                 400                 17,750
ENSCO International Inc.                              800                 28,650
R&B Falcon Corp.*(++)                               1,150                 27,097
Reliance Steel & Aluminum Co.                         500                  9,563
Rowan Companies Inc.*                                 700                 21,262
Santa Fe International Corp.                          500                 17,469
                                                                     -----------
                                                                         121,791
                                                                     -----------
NON-ENERGY MINERALS -- 0.5%
--------------------------------------------------------------------------------
LTV Corp.                                           7,200                 20,700
Lone Star Technologies Inc. *                         500                 23,125
                                                                     -----------
                                                                          43,825
                                                                     -----------
PROCESS INDUSTRIES -- 0.6%
--------------------------------------------------------------------------------
Lancaster Colony Corp.                              1,200                 23,025
RPM Inc.                                            1,700                 17,212
Tuscarora Inc.                                        800                 12,500
                                                                     -----------
                                                                          52,737
                                                                     -----------
PRODUCER MANUFACTURING -- 3.0%
--------------------------------------------------------------------------------
Baldor Electric Co.                                   900                 16,762
Block Drug Inc.                                       200                  8,463
Circor International Inc.                             450                  3,684
Cohu Inc.                                             400                 10,787
Commonwealth Industries Inc.                        1,400                  8,225
Graco Inc.                                            200                  6,500
JLG Industries Inc.                                 4,700                 55,813
Kaydon Corp.                                        1,100                 23,100
Myers Industries Inc.                               1,720                 18,490
Patrick Industries Inc.                               900                  5,625
Superior Industries International Inc.                900                 23,175
Teleflex Inc.                                         800                 28,600
Timken Co.                                          1,600                 29,800
Tower Automotive Inc.*                              1,900                 23,750
Watts Industries Inc.                               1,000                 12,625
Woodhead Industries Inc.                              300                  5,475
                                                                     -----------
                                                                         280,874
                                                                     -----------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
RETAIL TRADE -- 0.2%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                           1,400            $    14,525
                                                                     -----------
TECHNOLOGY SERVICES -- 0.1%
--------------------------------------------------------------------------------
Ultrak Inc.*                                        1,600                 13,000
                                                                     -----------
TRANSPORTATION -- 0.8%
--------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings *                    700                 22,225
Kenan Transport Co.                                   800                 16,200
Midwest Express Holdings Inc.*                        500                 10,750
Motor Cargo Industries Inc.*                        1,300                  6,013
Tidewater Inc.                                        500                 18,000
                                                                     -----------
                                                                          73,188
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,090,592
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   37,748
                                                                     -----------
TOTAL SMALL CAP VALUE
  (Identified Cost $1,195,436)                                         1,128,340
                                                                     -----------
INTERNATIONAL EQUITY --21.8%
--------------------------------------------------------------------------------
COMMON STOCKS -- 21.1%
--------------------------------------------------------------------------------
AUSTRALIA  -- 0.7%
--------------------------------------------------------------------------------
Australia & New Zealand Bank Group                  4,662                 35,716
Quantas Airways                                    12,122                 24,503
                                                                     -----------
                                                                          60,219
                                                                     -----------
AUSTRIA -- 0.1%
--------------------------------------------------------------------------------
Boehler-Uddeholm                                      288                 10,077
                                                                     -----------
CANADA -- 0.7%
--------------------------------------------------------------------------------
BCE Inc.                                              760                 18,025
Manulife Financial Corp.                            2,669                 47,068
                                                                     -----------
                                                                          65,093
                                                                     -----------
FINLAND -- 0.2%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                        835                 20,727
                                                                     -----------
France --2.2%
--------------------------------------------------------------------------------
Aventis SA                                            675                 49,266
BIC                                                   506                 24,782
BNP Paribas                                           535                 51,485
Pernod-Ricard                                         440                 23,944
Total                                                 329                 50,444
                                                                     -----------
                                                                         199,921
                                                                     -----------
GERMANY -- 1.1%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                           200                 20,068
Draegerwerk                                         1,253                 10,407
Dyckerhoff                                            820                 20,746
SGL Carbon*                                           183                 12,169
Veba                                                  563                 27,143
Vossloh                                               450                  7,484
                                                                     -----------
                                                                          98,017
                                                                     -----------
GREAT BRITAIN -- 5.9%
--------------------------------------------------------------------------------
Allied Domecq                                       4,546                 24,075
Allied Zurich                                       2,490                 29,444
BAA                                                 5,870                 47,074
BAE Systems                                         7,360                 45,882
British American Tobacco Plc                        3,480                 23,221
British Telecommunications                          1,516                 19,590
CGU                                                 1,275                 21,221
Celltech Group                                      1,230                 23,822
Cookson Group                                       7,285                 24,306
Hanson                                              5,164                 36,490
Lex Service                                         3,130                 15,795
Lloyds TSB Group                                    1,393                 13,152
Reckitt & Coleman                                   2,154                 24,118
Reed International                                  2,930                 25,492
Royal Bank of Scotland                              1,173                 19,630
TI Group                                            4,900                 26,691
Tomkins                                             9,221                 29,962
Unilever                                            5,189                 31,406
United News & Media                                 1,920                 27,599
Williams                                            5,789                 33,723
                                                                     -----------
                                                                         542,693
                                                                     -----------
HONG KONG -- 0.8%
--------------------------------------------------------------------------------
Henderson Land Development                          8,000                 35,200
Hong Kong Electric                                  9,500                 30,588
New World Development Co.                           3,000                  3,329
                                                                     -----------
                                                                          69,117
                                                                     -----------
IRELAND -- 0.8%
--------------------------------------------------------------------------------
Allied Irish Banks                                  3,421                 30,603
Greencore Group                                     6,900                 18,445
Jefferson Smurfit Group                            12,370                 21,257
                                                                     -----------
                                                                          70,305
                                                                     -----------
ITALY -- 0.4%
--------------------------------------------------------------------------------
Telecom Italia SPA                                  2,500                 34,369
                                                                     -----------
JAPAN -- 1.9%
--------------------------------------------------------------------------------
Canon Inc.                                          1,000                 49,762
Nintendo Co.                                          400                 69,818

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Promise Co.                                           400            $    31,591
Sanyo Shinpan Financial                               600                 21,262
                                                                     -----------
                                                                         172,433
                                                                     -----------
NETHERLANDS --1.8%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                     805                 19,721
Akzo Nobel                                            833                 35,389
Ing Groep                                             550                 37,176
Koninklijke PTT                                       522                 23,348
Philips Electronics                                 1,072                 50,558
                                                                     -----------
                                                                         166,192
                                                                     -----------
NEW ZEALAND -- 0.4%
--------------------------------------------------------------------------------
Fletcher Challenge                                  5,982                  6,342
Telecom Corp.                                       9,772                 34,151
                                                                     -----------
                                                                          40,493
                                                                     -----------
PORTUGAL -- 0.4%
--------------------------------------------------------------------------------
Portugal Telecommunications                         3,663                 41,125
                                                                     -----------
SINGAPORE -- 0.3%
--------------------------------------------------------------------------------
United Overseas Bank                                5,000                 32,716
                                                                     -----------
SPAIN -- 0.8%
--------------------------------------------------------------------------------
Repsol SA                                           1,770                 35,233
Telefonica SA*                                      1,792                 38,493
                                                                     -----------
                                                                          73,726
                                                                     -----------
SWEDEN -- 0.6%
--------------------------------------------------------------------------------
Electrolux AB                                       1,620                 25,071
Getinge Industrier                                  3,249                 30,943
                                                                     -----------
                                                                          56,014
                                                                     -----------
SWITZERLAND -- 1.2%
--------------------------------------------------------------------------------
Geberit                                                96                 32,072
Novartis                                               21                 33,264
Sig Holding                                            37                 23,203
Sulzer                                                 32                 21,284
                                                                     -----------
                                                                         109,823
                                                                     -----------
UNITED STATES -- 0.8%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                           1,846                 44,073
Dairy Farm International                           46,800                 28,080
                                                                     -----------
                                                                          72,153
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,935,213
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   64,216
                                                                     -----------
Total International Equity
  (Identified Cost $1,824,236)                                         1,999,429
                                                                     -----------

                                              PRINCIPAL
ISSUER                                         AMOUNT                      VALUE
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME -- 12.2%
--------------------------------------------------------------------------------
FIXED INCOME -- 9.2%
--------------------------------------------------------------------------------
ASSET BACKED  -- 0.5%
--------------------------------------------------------------------------------
GE Capital Mortgage Services Inc.
  5.905% due
  10/25/13                                       $ 20,000                 19,722
JP Morgan
  Commercial Mortgage
  Finance Group
  6.373% due 1/15/30                                3,658                  3,579
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02                               15,492                 15,296
Peco Energy
  Transportation Trust
  6.05% due 3/01/09                                 5,000                  4,684
                                                                     -----------
                                                                          43,281
                                                                     -----------
CORPORATE BONDS -- 2.2%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/29                                 5,000                  4,670
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29                                5,000                  4,129
BB & T Corp.
  6.375% due 6/30/05                               10,000                  9,453
Bank of America
  7.80% due 2/15/10                                10,000                  9,949
Coastal Corp.
  7.75% due 6/15/10                                 5,000                  4,943
Credit Suisse First Boston
  7.29% due 9/15/09                                10,000                  9,865
Dayton Hudson Corp.
  6.65% due 8/01/28                                 5,000                  4,248
Donaldson Lufkin & Jenerette
  5.875% due 4/01/02                               10,000                  9,710
Dynergy Inc.
  7.45% due 7/15/06                                 5,000                  4,865
Ford Motor Co.
  7.875% due 6/15/10                               10,000                  9,998
Knight Ridder Inc.
  6.875% due 3/15/29                                5,000                  4,299
Lehman Brothers Holdings Inc.
  7.75% due 1/15/05                                10,000                  9,907
Lockheed Martin Corp.
  8.50% due 12/01/29                                5,000                  5,049
MCI Communications Group
  6.50% due 4/15/10                                15,000                 13,610
Merita Bank Plc
  6.50% due 4/01/09                                10,000                  9,083

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                               PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                              $ 10,000            $     9,207
Northwest Airlines
  8.072% due 10/01/19                              10,000                 10,037
Osprey Trust Inc.
  8.31% due 1/15/03                                10,000                 10,022
Popular North America Inc.
  6.875% due 6/15/01                               10,000                  9,946
Qatar St
  9.75% due 6/15/30                                 5,000                  4,931
Raytheon Co.
  7.90% due 3/01/03                                10,000                 10,060
St. Paul Cos Inc.
  7.875% due 4/15/05                               10,000                  9,907
Saks Inc.
  8.25% due 11/15/08                                5,000                  4,441
TPSA Finance BV
  7.75% due 12/10/08                                5,000                  4,606
Valero Energy Corp.
  8.75% due 6/15/30                                 5,000                  5,107
Wells Fargo & Co.
  7.80% due 6/15/10                                10,000                 10,075
                                                                     -----------
                                                                         202,117
                                                                     -----------
FOREIGN CORPORATIONS -- 0.3%
--------------------------------------------------------------------------------
Pemex Finance Ltd.
  9.03% due 2/15/11                                 5,000                  5,159
Quebec Province of Canada
  7.50% due 9/15/29                                10,000                  9,824
Telefonica de Argentina
  9.125% due 5/07/08                                5,000                  4,650
YPF Sociedad Anonima
  7.25% due 3/15/03                                10,000                  9,700
                                                                     -----------
                                                                          29,333
                                                                     -----------
MORTGAGE BACKED -- 3.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  7.50% TBA                                        10,000                  9,868
  6.25% due 6/15/24                                10,000                  9,565
Federal National Mortgage Association
  6.50% TBA                                       100,000                 96,437
  8.00% TBA                                       110,000                110,464
  7.25% due 1/15/10                                 5,000                  5,050
  7.349% due 8/17/21                                9,999                  9,984
  6.50% due 4/01/29                                23,362                 22,048
Government National Mortgage Association
  6.50% TBA                                        25,000                 23,719
  7.00% due 2/15/24                                12,151                 11,847
                                                                     -----------
                                                                         298,982
                                                                     -----------

                                                PRINCIPAL
ISSUER                           CURRENCY         AMOUNT                   VALUE
--------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS -- 2.7%
--------------------------------------------------------------------------------
United States Treasury Bonds
  8.125% due 8/15/19                               31,000                 37,476
  3.625% due 4/15/28                               10,585                 10,088
  6.125% due 8/15/29                               20,000                 20,200
                                                                     -----------
                                                                          67,764
                                                                     -----------
United States Treasury Notes
  5.875% due 11/15/04                              30,000                 29,564
  6.875% due 5/15/061                              20,000                123,506
  6.50% due 2/15/10                                25,000                 25,856
                                                                     -----------
                                                                         178,926
                                                                     -----------
YANKEE BONDS -- 0.3%
--------------------------------------------------------------------------------
Corporation Andina de Fomento
  7.75% due 3/01/04                                10,000                  9,838
DaimlerChrysler of North America
  7.75% due 5/27/03                                10,000                 10,081
Imperial Tobacco Overseas BV
  7.125% due 4/01/09                                5,000                  4,433
                                                                     -----------
                                                                          24,352
                                                                     -----------
TOTAL FIXED INCOME                                                       844,755
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 3.0%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                  274,327
                                                                     -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $1,119,273)                                         1,119,082
                                                                     -----------
INTERNATIONAL BOND -- 10.1%
--------------------------------------------------------------------------------
FIXED INCOME -- 9.6%
--------------------------------------------------------------------------------
AUSTRIA  -- 0.3%
--------------------------------------------------------------------------------
Osterreichische Kontrollbank
  1.80% due
  3/22/10                        JPY            3,000,000                 28,568
--------------------------------------------------------------------------------
BELGUIM -- 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
  5.50% due
  3/28/28                       EURO               20,000                 18,256
--------------------------------------------------------------------------------
CANADA -- 0.6%
--------------------------------------------------------------------------------
Canadian Government Bond
  1.90% due
  3/23/09                        JPY            6,000,000                 57,939
--------------------------------------------------------------------------------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                         CURRENCY          AMOUNT                    VALUE
--------------------------------------------------------------------------------
DENMARK -- 0.1%
--------------------------------------------------------------------------------
Nykredit
  5.00% due
  10/01/29                       DKK             $ 40,000            $     4,350
                                                                     -----------
FRANCE -- 0.1%
--------------------------------------------------------------------------------
Government of France
  3.00% due
  7/25/09                       EURO               10,882                  9,677
                                                                     -----------
GERMANY -- 2.6%
--------------------------------------------------------------------------------
Commerzbank AG
  13.75% due
  1/18/02                       EURO              200,000                 43,266
Republic of Germany
  6.50% due
  7/15/03                       EURO               90,000                 89,300
  5.625% due
  11/26/04                      EURO               70,000                 64,751
  3.75% due
  1/04/09                       EURO               10,000                  8,594
  5.375% due
  1/04/10                       EURO               30,000                 28,956
                                                                     -----------
                                                                         234,867
                                                                     -----------
GREAT BRITAIN -- 0.9%
--------------------------------------------------------------------------------
United Kingdom Treasury
  8.50% due
  12/07/05                       GBP               18,000                 30,872
  7.75% due
  9/08/06                        GBP               30,000                 50,422
                                                                     -----------
                                                                          81,294
                                                                     -----------
GREECE -- 0.2%
--------------------------------------------------------------------------------
Republic of Greece
  7.89% due
  6/17/03                        GRD            1,600,000                  4,680
  10.24% due
  10/23/03                       GRD            5,000,000                 14,702
                                                                     -----------
                                                                          19,382
                                                                     -----------
ITALY -- 0.1%
--------------------------------------------------------------------------------
Republic of Italy
  6.50% due
  11/01/27                      EURO               11,000                 11,285
                                                                     -----------
JAPAN -- 1.9%
--------------------------------------------------------------------------------
Government of Japan
  4.10% due
  6/21/04                        JPY            6,200,000                 65,660
  4.75% due
  12/20/04                       JPY            5,600,000                 61,647
  2.50% due
  7/25/07                        JPY            5,000,000                 49,802
                                                                     -----------
                                                                         177,109
                                                                     -----------
NETHERLANDS -- 0.9%
--------------------------------------------------------------------------------
ING Bank
  6.125% due
  8/07/00                       EURO               30,000                 29,956
Kingdom of Netherlands
  6.00% due
  1/15/06                       EURO               50,000                 49,430
                                                                     -----------
                                                                          79,386
                                                                     -----------
UNITED STATES -- 1.7%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  7.25% due
  1/15/10                                         $15,000                 15,151
Hewlett Packard
  Finance Co.
  6.125% due
  8/21/00                                         $50,000                 49,942
International American
  Development Bank
  7.375% due
  1/15/10                                         $15,000                 15,251
United States
  Treasury Inflationary
  Index Notes
  6.50% due
  2/28/02                                         $80,000                 80,050
                                                                     -----------
                                                                         160,394
                                                                     -----------
TOTAL FIXED INCOME                                                       882,507
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.5%
--------------------------------------------------------------------------------
Student Loan Association
  Marketing Discount Note
  6.57% due 7/03/00 (+)                                                   47,481
                                                                     -----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $948,478)                                             929,988

HIGH YIELD BOND -- 10.0%
--------------------------------------------------------------------------------
FIXED INCOME -- 8.8%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 8.6%
--------------------------------------------------------------------------------
AEROSPACE -- 0.2%
--------------------------------------------------------------------------------
Sequa Corp.
  9.00% due 8/01/09                                20,000                 18,800
                                                                     -----------
AUTOMOTIVE -- 0.4%
--------------------------------------------------------------------------------
J.H. Heafner Inc.
  10.00% due 5/15/08                               20,000                 14,600
J.L. French Automotive Castings
  11.50% due 6/01/09 (#)                           10,000                  9,100

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                               PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
Lear Corp.
  8.11% due 5/15/09 (#)                          $ 10,000            $     9,108
                                                                     -----------
                                                                          32,808
                                                                     -----------
Cable & Other Media --1.1%
--------------------------------------------------------------------------------
CSC Holdings Inc.
  9.875% due
  2/15/13 (#)                                      20,000                 20,525
Charter Communications
  Holdings
  8.625% due
  4/01/09 (#)                                      20,000                 17,575
  9.92% due
  4/01/11 (#)                                      10,000                  5,750
Covad Communications
  Group
  12.00% due 2/15/10 (#)                           10,000                  8,000
Federal Mogul Corp.
  7.375% due 1/15/06 (#)                           10,000                  7,350
Frontiervision Holdings LP
  11.875% due 9/15/07                              20,000                 17,200
NTL Communications Corp.
  Zero Coupon due
  10/01/08 (#)                                     30,000                 19,650
Radnor Holdings Corp.
  10.00% due 12/01/03                              10,000                  8,950
                                                                     -----------
                                                                         105,000
                                                                     -----------
CAPITAL GOODS/BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due
  8/01/07 (#)                                      20,000                 18,300
                                                                     -----------
CHEMICALS -- 0.4%
--------------------------------------------------------------------------------
Aqua Chemicals Inc.
  11.25% due 7/01/08                               10,000                  5,625
Lyondell Chemical Co.
  9.875% due 5/01/07                               20,000                 19,800
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                               15,000                  9,900
                                                                     -----------
                                                                          35,325
                                                                     -----------
CONSUMER PRODUCTS/TOBACCO -- 0.6%
--------------------------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                              20,000                 18,800
Global Crossing
  Holdings Ltd.
  9.50% due 11/15/09                                5,000                  4,825
Home Interiors Gifts Inc.
  10.125% due 6/01/08                              10,000                  5,700
Mail Well Corp.
  8.75% due
  12/15/08 (#)                                     20,000                 16,800
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08                               15,000                  7,500
                                                                     -----------
                                                                          53,625
                                                                     -----------
Energy -- 0.7%
--------------------------------------------------------------------------------
Key Energy Services Inc.
  14.00% due 1/15/09                               10,000                 11,250
Pioneer Natural Resources Co.
  9.625% due 4/01/10                               10,000                 10,300
Plains Resources Inc.
  10.25% due 3/15/06                               20,000                 19,850
Western Gas Resources Inc.
  10.00% due
  6/15/09 (#)                                      20,000                 20,650
                                                                     -----------
                                                                          62,050
                                                                     -----------
FINANCIAL -- 0.4%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09 (#)                           20,000                 20,850
Contifinancial Corp.
  8.375% due
  8/15/03 (#)                                      20,000                  2,650
Derby Cycle Corp. Lyon Investments
  10.00% due 5/15/08 (#)                           10,000                  4,650
Williams Scotsman Inc.
  9.875% due 6/01/07                               15,000                 13,500
                                                                     -----------
                                                                          41,650
                                                                     -----------
FOOD/BEVERAGE/BOTTLING -- 0.2%
--------------------------------------------------------------------------------
B & G Foods Indications Corp.
  9.625% due 8/01/07                               20,000                 14,000
                                                                     -----------
GAMING -- 0.5%
--------------------------------------------------------------------------------
Majestic Star Casino LLC
  10.875% due
  7/01/06 (#)                                      20,000                 16,300
Station Casinos
  9.875% due 7/01/10                               10,000                 10,025
Sun International Ltd.
  9.00% due 3/15/07                                25,000                 23,250
                                                                     -----------
                                                                          49,575
                                                                     -----------
HEALTHCARE -- 0.2%
--------------------------------------------------------------------------------
Harrahs Operations Inc.
  7.875% due 12/15/05 (#)                          10,000                  9,400
Tenet Healthcare Corp.
  8.00% due 1/15/05 (#)                            10,000                  9,575
                                                                     -----------
                                                                          18,975
                                                                     -----------

CITISELECT VIP FOLIO 400 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
HOUSING RELATED -- 0.2%
--------------------------------------------------------------------------------
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06                             $ 20,000           $    17,125
                                                                    -----------
LODGING LEISURE -- 0.2%
--------------------------------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                               20,000                17,950
                                                                    -----------
PAPER/FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                               20,000                20,000
                                                                    -----------
PUBLISHING/PRINTING -- 0.2%
--------------------------------------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07                                20,000                19,700
                                                                    -----------
RETAIL -- 0.2%
--------------------------------------------------------------------------------
Cole National Group Inc.
  8.625% due 8/15/07                                5,000                 3,450
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                               10,000                 9,000
Westpoint Stevens Inc.
  7.875% due 6/15/05                               10,000                 8,350
                                                                    -----------
                                                                         20,800
                                                                    -----------
SERVICES/OTHER -- 1.3%
--------------------------------------------------------------------------------
Blount Inc.
  13.00% due 8/01/09                               20,000                20,400
ICG Holdings Inc.
  1.00% due 5/01/06                                10,000                 8,275
Integrat Electrical Services
  9.375% due 2/01/09                               10,000                 8,050
Iron Mountain Inc.
  10.125% due 10/01/06                             20,000                20,000
Moll Industries Inc.
  10.125% due 7/01/08                              15,000                 2,625
Owens Illinois Inc.
  9.25% due 5/15/10                                10,000                 8,673
Polymer Group Inc.
  8.75% due 3/01/08 (#)                            20,000                16,600
Safety Kleen Services Inc.
  9.25% due 6/01/08                                20,000                   800
Park Place
  Entertainment Corp.
  9.375% due 2/15/07                               20,000                20,000
Polariod Corp.
  11.50% due 2/15/06                               10,000                10,375
                                                                    -----------
                                                                        115,798
                                                                    -----------
TELECOMMUNICATIONS --1.4%
--------------------------------------------------------------------------------
Energis plc
  9.75% due 6/15/09 (#)                            20,000                19,600
Intermedia Communications Inc.
  9.50% due 3/01/09(#)                             20,000                19,000
Leap Wireless International Inc.
  12.50% due 4/15/10 (#)                            5,000                 4,300
Nextel Communications Inc.
  Zero Coupon due
  2/15/08 (#)                                      25,000                18,437
Orange Plc
  9.00% due 6/01/09(#                              20,000                20,200
PSI Net Inc.
  11.50% due 11/01/08                               5,000                 4,700
Price Communications Wireless Inc.
  9.125% due
  12/15/06 (#)                                     20,000                20,000
Rogers Cantel
  9.375% due 6/01/08                               20,000                20,600
                                                                    -----------
                                                                        126,837
                                                                    -----------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06 (#)20,000                                             1,900
                                                                    -----------
TOTAL DOMESTIC CORPORATIONS                                             790,218
                                                                    -----------
MORTGAGE OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 0.2%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                              19,754                16,048
                                                                    -----------
TOTAL FIXED INCOME                                                      806,266
                                                                    -----------
SHORT-TERM OBLIGATIONS -- 1.2%
--------------------------------------------------------------------------------
Student Loan Association
  Marketing Discount Note
  6.57% due 7/03/00 (+)                                                 117,568
                                                                    -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $1,045,109)                                          923,834
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost $9,079,726)                      102.6%            9,428,304
OTHER ASSETS,
  LESS LIABILITIES                                   (2.6)             (234,955)
                                               ----------           -----------
NET ASSETS                                          100.0%          $ 9,193,349
                                               ----------           -----------

*    Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate Student Loan Marketing Discount Note 6.57%, due 7/03/00, valued at $786,000, portions of which are separately listed by each asset class.

(++) The Portfolio owns in aggregate 1,743 shares of General Electric Co. valued at $92,379; 1,248 shares of SBC Communications Inc. valued at $49,8506; 455 shares of International Business Machines valued at $49,850; 310 shares of Marsh & McLennan Company valued at $32,375; 2,255 shares of R & B Falcon Corp. valued at $53,134; 444 shares of Micrel Inc. valued at $19,286; 188 shares of Network Appliance Inc. valued at $15,134; and 155 shares of PepsiCo Inc. valued at $51,325, portions of which are separately listed by each asset class.

TBA (To be announced)--Mortgage backed securities traded under delayed delivery commitments

ADRs--American Depository Receipts

See notes to financial statements


FOREIGN CURRENCY LEGEND
-----------------------------------------
SYMBOL                 COUNTRY
-----------------------------------------
EURO                   Belgium
DKK                    Denmark
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
EURO                   Italy
JPY                    Japan
EURO                   Netherlands


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 2000 ARE AS FOLLOWS:

                                                       DELIVERY     UNREALIZED
                                  MARKET    AGGREGATE   DATE OF    APPRECIATION
     CURRENCY        COUNTRY       VALUE   FACE VALUE  CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------

Dollar (Sell) ...     Canada    $ 20,300    $ 20,436    July-00      $ 136
Dollar (Buy) ....     Canada      20,300      20,337    July-00        (37)
Drachma (Buy) ...     Greece      26,437      26,393    July-00         44
Euro (Sell) .....     Europe      30,348      30,391    July-00        (43)
Euro (Buy) ......     Europe     281,862     281,746    July-00       (116)
Franc (Buy) .....  Switzerland    19,898      19,744    July-00        154
Krone (Sell) ....     Denmark      2,860       2,862    July-00          2
Pound (Sell) .... Great Britain   79,674      79,959    July-00        285
Pound (Sell) .... Great Britain   30,273      30,391    July-00        118
Yen (Sell) ......      Japan     276,074     276,334    July-00        260
Yen (Buy) .......      Japan      19,744      20,000    July-00       (256)
Zloty (Sell) ....     Poland      36,541      36,124    July-00       (417)
                                                                     -----
                                                                     $ 130
                                                                     =====

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 13.1%
--------------------------------------------------------------------------------
COMMON STOCKS -- 12.6%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING  -- 0.3%
--------------------------------------------------------------------------------
American Power Conversion Corp.*                       40            $     1,633
Illinois Tool Works Inc.                               36                  2,052
Tyco International Ltd.                               124                  5,874
                                                                     -----------
                                                                           9,559
                                                                     -----------
COMMERCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                         50                  2,678
Concord Inc.*                                          65                  1,690
Interpublic Group Companies Inc.                       44                  1,892
PayChex Inc.                                           37                  1,554
Time Warner Inc.                                       77                  5,852
                                                                     -----------
                                                                          13,666
                                                                     -----------
COMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
SBC Communications Inc.(++)                           250                 10,812
Sprint Corp.*                                          75                  4,463
                                                                     -----------
                                                                          15,275
                                                                     -----------
COMPUTER SOFTWARE -- 1.6%
--------------------------------------------------------------------------------
America Online Inc.*                                  172                  9,073
Microsoft Corp.*                                      300                 24,000
National Instruments Corp.*                            30                  1,309
Oracle Corp.*                                         229                 19,250
Yahoo Inc.*                                            22                  2,725
                                                                     -----------
                                                                          56,357
                                                                     -----------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                                   448                 28,476
Comverse Technology Inc.*                              12                  1,116
EMC Corp.*                                            177                 13,618
International Business Machines Corp.(++)             115                 12,600
Lexmark International Group Inc.*                      41                  2,757
Network Appliance Inc.*                                40                  3,220
Nortel Networks Corp.                                 230                 15,697
Qualcomm Inc.*                                         65                  3,900
Sun Microsystems Inc.*                                147                 13,368
Tellabs Inc.*                                          25                  1,711
                                                                     -----------
                                                                          96,463
                                                                     -----------
CONGLOMERATES -- 1.0%
--------------------------------------------------------------------------------
General Dynamics Corp.                                 25                  1,306
General Electric Co.(++)                              654                 34,662
                                                                     -----------
                                                                          35,968
                                                                     -----------
CONSUMER NON-DURABLES -- 0.2%
--------------------------------------------------------------------------------
PepsiCo Inc.(++)                                      135                  5,999
                                                                     -----------
CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Harley Davidson Inc.                                   45                  1,732
                                                                     -----------
FINANCE -- 0.9%
--------------------------------------------------------------------------------
American Express Co.                                  130                  6,776
Bank of New York Inc.                                  50                  2,325
Charles Schwab Corp.                                   87                  2,925
Federal Home Loan Mortgage Corp.                       50                  2,025
Federal National Mortgage Association                  80                  4,175
MBNA Corp.                                            100                  2,713
Marsh & McLennan Company Inc.(++)                      15                  1,567
Morgan Stanley Dean Witter & Co.                       75                  6,244
Northern Trust Corp.                                   55                  3,578
                                                                     -----------
                                                                          32,328
                                                                     -----------
HEALTHCARE -- 2.1%
--------------------------------------------------------------------------------
Abbott Labs                                           127                  5,659
Amgen Inc.*                                            95                  6,674
Biogen Inc.*                                           23                  1,483
Cardinal Health Inc.                                   30                  2,220
Eli Lilly & Co.                                        63                  6,292
Johnson & Johnson                                     123                 12,531
Medtronic Inc.                                        135                  6,725
Pfizer Inc.                                           483                 23,184
Schering-Plough Corp.                                 134                  6,767
                                                                     -----------
                                                                          71,535
                                                                     -----------
RETAIL -- 1.1%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                43                  1,559
GAP Inc.                                               95                  2,969
Home Depot Inc.                                       167                  8,340
Kohl's Corp.*                                          68                  3,783
Lowes Cos Inc.                                         40                  1,643
Walgreen Co.                                           95                  3,058
Wal-Mart Stores Inc.                                  304                 17,518
                                                                     -----------
                                                                          38,870
                                                                     -----------

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 1.7%
--------------------------------------------------------------------------------
Altera Corp.*                                          18            $     1,835
Applied Materials Inc.*                                67                  6,072
Dallas Semiconductor Corp.                             30                  1,222
Intel Corp.                                           232                 31,015
Linear Technology Corp.                                40                  2,557
Micrel Inc. *(++)                                      20                    869
Symbol Technology Inc.                                 23                  1,242
Texas Instruments Inc.                                140                  9,616
Xilinx Inc.*                                           23                  1,899
                                                                     -----------
                                                                          56,327
                                                                     -----------
TOTAL COMMON STOCKS                                                      434,079
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.5%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                   16,756
                                                                     -----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $368,119)                                             450,835
                                                                     -----------
LARGE CAP VALUE -- 15.6%
--------------------------------------------------------------------------------
COMMON STOCKS -- 14.8%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.3%
--------------------------------------------------------------------------------
Emerson Electrics Co.                                 200                 12,075
General Electric Co.(++)                              225                 11,925
Honeywell Inc.                                        295                  9,938
United Technologies Corp.                             195                 11,481
                                                                     -----------
                                                                          45,419
                                                                     -----------
COMMUNICATION EQUIPMENT & SERVICES -- 2.1%
--------------------------------------------------------------------------------
AT&T Corp.                                            400                 12,650
Alltel Corp.                                          175                 10,839
Bellsouth Corp.                                       250                 10,656
GTE Corp.                                             230                 14,318
SBC Communications Inc.(++)                           313                 13,537
Sprint Corp.                                          215                 10,965
                                                                     -----------
                                                                          72,965
                                                                     -----------
CONSUMER CYCLICALS -- 0.4%
--------------------------------------------------------------------------------
McGraw-Hill Companies Inc.                            240                 12,960
                                                                     -----------
CONSUMER STAPLES -- 1.1%
--------------------------------------------------------------------------------
Gillette Co.                                          200                  6,731
Kimberly-Clark Corp.                                  240                 13,770
PepsiCo Inc.(++)                                      400                 17,775
                                                                     -----------
                                                                          38,276
                                                                     -----------
ENERGY -- 2.0%
--------------------------------------------------------------------------------
BP Amoco Plc, ADRs                                     65                  3,677
Chevron Corp.                                         180                 15,266
Conoco Inc. Class A                                   500                 11,000
El Paso Energy Corp.                                  125                  6,367
Exxon Corp.                                           270                 21,195
Halliburton Co.                                       215                 10,145
                                                                     -----------
                                                                          67,650
                                                                     -----------
FINANCE -- 2.9%
--------------------------------------------------------------------------------
Bank of America Corp.                                 320                 13,760
Chase Manhattan Corp.                                 390                 17,964
Chubb Corp.                                           200                 12,300
Hartford Financial Services Group                     300                 16,781
Marsh & McLennan Companies Inc.(++)                   110                 11,488
Mellon Bank Corp.                                     425                 15,486
Merrill Lynch & Co. Inc.                               90                 10,350
                                                                     -----------
                                                                          98,129
                                                                     -----------
HEALTHCARE -- 1.3%
--------------------------------------------------------------------------------
American Home Products Corp.                          250                 14,688
Bristol-Myers Squibb Co.                              250                 14,563
Johnson & Johnson                                      50                  5,094
Pharmacia & Upjohn Inc.                               197                 10,182
                                                                     -----------
                                                                          44,527
                                                                     -----------
RAW & INTERMEDIATE MATERIALS -- 1.0%
--------------------------------------------------------------------------------
Alcoa Inc.                                            480                 13,920
Dow Chemical Co.                                      225                  6,792
E. I. du Pont de Nemours & Co.                        146                  6,387
International Paper Co.                               270                  8,049
                                                                     -----------
                                                                          35,148
                                                                     -----------
TECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
First Data Corp.                                      100                  4,962
International Business Machines(++)                   100                 10,956
Pitney Bowes Inc.                                     325                 13,000
Xerox Corp.                                           350                  7,263
                                                                     -----------
                                                                          36,181
                                                                     -----------
TRANSPORTATION -- 0.2%
--------------------------------------------------------------------------------
Union Pacific Corp.                                   200                  7,438
                                                                     -----------
UTILITIES -- 1.4%
--------------------------------------------------------------------------------
Duke Energy Co.                                       275                 15,503
Unicom Corp.                                          350                 13,542

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Williams Companies Inc.                               450            $    18,759
                                                                     -----------
                                                                          47,804
                                                                     -----------
TOTAL COMMON STOCKS                                                      506,497
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.8%
--------------------------------------------------------------------------------
Student Loan Marketing
  Association Discount Note
  6.57% due 7/03/00 (+)                                                   27,800
                                                                     -----------
Total Large Cap Value
  (Identified Cost $565,788)                                             534,297
                                                                     -----------
SMALL CAP GROWTH -- 14.8%
--------------------------------------------------------------------------------
COMMON STOCKS -- 12.2%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING -- 1.1%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                              30                  2,023
Applied Power Inc.                                     78                  2,613
Aptargroup Inc.                                       163                  4,401
Cleco Corp.                                            85                  2,848
Mettler Toledo International Inc.*                    125                  5,000
National Instruments Corp.*                           117                  5,104
Newport Corp.                                          60                  6,442
Shaw Group Inc.*                                      125                  5,891
Verticalnet Inc.*                                      60                  2,216
                                                                     -----------
                                                                          36,538
                                                                     -----------
COMMERCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                         60                  2,981
Broadvision Inc.*                                      85                  4,319
Capstone Turbine Corp.                                  7                    315
Clarus Corp.*                                          23                    894
Cylink Corp.*                                         120                  2,010
Source Information Management Co.*                    241                  3,675
                                                                     -----------
                                                                          14,194
                                                                     -----------
CONSUMER SERVICES -- 0.9%
--------------------------------------------------------------------------------
Beringer Wine Estate Holdings*                         54                  1,907
Callaway Golf Co.                                     120                  1,958
Catalina Marketing Corp.*                              65                  6,630
Emmis Communications Corp.*                            55                  2,276
Ethan Allen Interiors, Inc.                            66                  1,584
Hispanic Broadcasting Corp.*                           68                  2,252
Houghton Mifflin Co.                                   53                  2,474
Imax Corp.*                                            40                    910
National Computer Systems Inc.                         70                  3,447
P.F. Chang's China Bistro Inc.*                        40                  1,277
Scholastic Corp.*                                      35                  2,139
Station Casinos Inc.*                                  35                    875
Westwood One Inc.*                                     59                  2,013
XM Satellite Radio Holdings Inc.*                      35                  1,310
                                                                     -----------
                                                                          31,052
                                                                     -----------
ELECTRONIC/TECHNICAL SERVICES -- 2.4%
--------------------------------------------------------------------------------
Accelerated Networks Inc.*                              1                     42
Acnielson Corp.*                                       50                  1,100
C-Cube Microsystems Inc.*                              94                  1,845
California Amplifier Inc.*                            120                  5,490
Celeritek Inc.*                                        65                  2,653
E Piphany Inc.*                                        20                  2,144
Emulex Corp.*                                          54                  3,547
Intertrust Technologies Corp.*                         25                    514
Iona Technologies Plc* ADRs                            38                  2,394
MMC Networks Inc.*                                    100                  5,344
Macromedia Inc.*                                       68                  6,575
Macrovision Corp.*                                     50                  3,196
Methode Electronics Inc.                              105                  4,056
Micrel Inc.*(++)                                      170                  7,384
Network Appliance Inc.*                                46                  3,703
New Era of Networks Inc.*                              15                    637
Paradyne Corp.                                         60                  1,954
Powerwave Technologies Inc.*                           60                  2,640
Remedy Corp.*                                          80                  4,460
Sandisk Corp.*                                         35                  2,142
Sawtek Inc.*                                           55                  3,166
Semtech Corp.*                                         60                  4,589
Silicon Storage Technology Inc.*                       40                  3,532
Sonus Networks Inc.*                                    6                    947
Spectralink Corp.*                                    115                  1,682
Stratos Lightwave Inc.*                                22                    613
Ultimate Electronics Inc.*                             65                  1,742
Usinternet Working Inc.*                               52                  1,063
WatchGuard Tecnologies Inc.*                           23                  1,264
Wink Communications Inc.*                              60                  1,830
                                                                     -----------
                                                                          82,248
                                                                     -----------
ENERGY/MINERALS -- 1.0%
--------------------------------------------------------------------------------
Cal Dive Internationl Inc.*                            95                  5,148
Coflexip ADRs                                          85                  5,143
Hanover Compressor Co.*                               160                  6,080
Precision Drilling Corp.*                             140                  5,407
R & B Falcon Corp.*(++)                               455                 10,721
Vargo International Inc.*                             115                  2,674
                                                                     -----------
                                                                          35,173
                                                                     -----------

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
FINANCE -- 0.6%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.*                        50            $     2,275
Banknorth Group Inc.                                  252                  3,859
Chittenden Corp.                                      147                  3,592
Cullen Frost Bankers Inc.                             179                  4,710
Presidential Life Insurance Corp.                      50                    694
SEI Investments Co.                                    75                  2,986
West America Bancorporation                            80                  2,090
                                                                     -----------
                                                                          20,206
                                                                     -----------
HEALTH SERVICES/TECHNOLOGY -- 1.9%
--------------------------------------------------------------------------------
Affymetrix Inc.*                                       10                  1,651
Alpharma Inc.                                          65                  4,046
Andrx Corp.*                                           42                  2,685
Apria Healthcare Group Inc.*                          180                  2,205
Aurora Bioscience Corp.*                               25                  1,705
CIMA Labs Inc.*                                        40                    810
Corixa Corp.*                                          80                  3,435
Curagen Corp.*                                         20                    761
Emisphere Technologies Inc.*                           35                  1,491
Enzon Inc.*                                            60                  2,550
Genset SA.* ADRs                                       60                  1,387
Gilead Sciences Inc.*                                  55                  3,912
Idec Pharmaceuticals Corp.*                            35                  4,106
Incyte Pharmaceuticals Inc.*                           20                  1,644
KV Pharmaceuticals Inc.*                               10                    265
Lifepoint Hospitals Inc.*                              95                  2,114
Medarex Inc.*                                          22                  1,859
Medicis Pharmaceuticals Corp.*                         50                  2,850
Millennium Pharmaceuticals Inc.*                       60                  6,712
Multex System Inc.*                                    28                    705
Nanogen Inc.*                                          25                  1,061
Pharmacyclics Inc.*                                    35                  2,135
Shire Pharmaceuticals Group Plc* ADRs                 115                  5,966
Transkaryotic Therapies Inc.*                          15                    551
Triad Hospitals Inc.*                                  70                  1,693
Varian Inc.*                                          180                  8,302
                                                                     -----------
                                                                          66,601
                                                                     -----------
INDUSTRIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Gasonics International Corp.*                          95                  3,747
Gentex Corp.*                                          70                  1,759
Harmonic Inc.*                                         71                  1,757
                                                                     -----------
                                                                           7,263
                                                                     -----------
RETAIL -- 0.4%
--------------------------------------------------------------------------------
Cost Plus Inc.*                                       130                  3,729
Footstar Inc.*                                         45                  1,496
Linens 'n Things Inc.*                                113                  3,065
O'Reilly Automotive Inc.*                             230                  3,191
Zale Corp.*                                            60                  2,190
                                                                     -----------
                                                                          13,671
                                                                     -----------
SEMI-CONDUCTOR --1.0%
--------------------------------------------------------------------------------
ATMI Inc*                                              45                  2,093
Alpha Industries Inc.*                                 39                  1,718
Amkor Technology Inc.*                                 80                  2,825
Anadigics Inc.*                                        54                  1,839
Cree Inc.*                                              9                  1,202
Cypress Semiconductor Corp.*                           25                  1,056
Emcore Corp.*                                          73                  8,760
Interwoven Inc.                                         3                    330
Microchip Technology*                                  31                  1,806
Silicon Image, Inc.*                                   40                  1,995
Transwitch Corp.*                                      70                  5,403
Triquint Semiconductor Inc.*                           40                  3,827
Virata Corp.*                                          22                  1,312
                                                                     -----------
                                                                          34,166
                                                                     -----------
SOFTWARE -- 0.7%
--------------------------------------------------------------------------------
Active Software Inc.*                                  45                  3,496
Activision Inc.*                                      380                  2,470
Art Technology Group Inc.*                             30                  3,028
Bindview Development Corp.*                           105                  1,260
HNC Software*                                          25                  1,544
Mercury Interactive Corp.*                            120                 11,610
Microstrategy Inc.*                                    38                  1,140
Oni Systems Corp.*                                      3                    352
                                                                     -----------
                                                                          24,900
                                                                     -----------
TECHNOLOGY SERVICES -- 0.7%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                      75                  4,613
Idex Corp.                                             90                  2,841
Mattson Technology Inc.*                               99                  3,217
Nextel Partners Inc.*                                  42                  1,368
Oak Technology Inc.*                                  200                  4,312
Western Wireless Corp.*                               112                  6,104
                                                                     -----------
                                                                          22,455
                                                                     -----------
TELECOMMUNICATIONS -- 0.8%
--------------------------------------------------------------------------------
Covad Communications Group Inc.*                       76                  1,226
Digital IS Inc.*                                       20                    973
Digital Lightwave Inc.*                                15                  1,508
Digital Microware Corp.*                               55                  2,097
Dobson Communications Corp.*                           70                  1,348
Exar Corp.*                                            35                  3,052

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Expo Electro Optical Energy Inc.*                      12            $       312
Informatica Corp.                                       5                    410
Nextlink Communications, Inc.*                         57                  2,162
P C Telephone Inc.*                                    18                    684
Pinnacle Holdings Inc.*                                90                  4,860
Powertel, Inc.*                                        35                  2,483
Remec Inc.*                                           132                  5,527
Research in Motion Ltd.*                               19                    860
                                                                     -----------
                                                                          27,502
                                                                     -----------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
CH Robinson Worldwide                                  45                  2,228
Eagle USA Airfreight Inc.*                             39                  1,199
                                                                     -----------
                                                                           3,427
                                                                     -----------
TOTAL COMMON STOCKS                                                      419,396
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 2.6%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                   90,600
                                                                     -----------
TOTAL SMALL CAP GROWTH
  (Identified Cost $427,146)                                             509,996
                                                                     -----------
SMALL CAP VALUE -- 14.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 14.1%
--------------------------------------------------------------------------------
COMMERICAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                               600                 10,950
                                                                     -----------
CONSUMER DURABLE GOODS -- 0.7%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                      900                 12,206
Engle Homes Inc.                                      300                  2,869
La-Z-Boy Inc.                                         700                  9,800
                                                                     -----------
                                                                          24,875
                                                                     -----------
CONSUMER NON-DURABLES -- 1.1%
--------------------------------------------------------------------------------
Block Drug Inc.                                       100                  4,231
Dimon Inc.                                          1,400                  2,975
Standard Commercial Corp.                           1,723                  7,861
Timberland Co.*                                       100                  7,081
Tropical Sportswear International Corp.*              300                  5,250
Wolverine World Wide Inc.                           1,200                 11,850
                                                                     -----------
                                                                          39,248
                                                                     -----------
CONSUMER SERVICES -- 0.3%
--------------------------------------------------------------------------------
Aztar Corp.*                                          700                 10,850
                                                                     -----------
ELECTRONIC TECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
Diebold Inc.                                          400                 11,150
ESCO Electronics Corp.*                               300                  5,100
Spacehab Inc.*                                        800                  3,600
                                                                     -----------
                                                                          19,850
                                                                     -----------
ENERGY/MINERALS -- 0.2%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                     400                  7,550
                                                                     -----------
FINANCE -- 3.0%
--------------------------------------------------------------------------------
American National Insurance Co.                       300                 15,300
Harleysville Group Inc.                               800                 13,400
Matrix Bancorp*                                       200                  1,350
PBOC Holdings Inc.*                                   600                  5,100
PMI Group Inc.                                        150                  7,125
Penn-America Group Inc.                               600                  4,725
Presidential Life Corp.                             1,600                 22,200
Professionals Group Inc.*                             970                 23,704
Reinsurance Group of America Inc.                     100                  3,013
Stancorp Financial Group Inc.                         200                  6,425
                                                                     -----------
                                                                         102,342
                                                                     -----------
HEALTH TECHNOLOGY -- 0.3%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc.                     400                  8,650
                                                                     -----------
INDUSTRIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                 200                  8,875
ENSCO International Inc.                              300                 10,744
R & B Falcon Corp.*(++)                               400                  9,425
Reliance Steel & Aluminum Co.                         200                  3,825
Rowan Companies Inc.*                                 300                  9,113
Santa Fe International Corp.                          200                  6,987
                                                                     -----------
                                                                          48,969
                                                                     -----------
NON-ENERGY MINERALS -- 0.6%
--------------------------------------------------------------------------------
LTV Corp.                                           3,500                 10,062
Lone Star Technologies Inc.*                          200                  9,250
                                                                     -----------
                                                                          19,312
                                                                     -----------
PROCESS INDUSTRIES -- 0.6%
--------------------------------------------------------------------------------
Lancaster Colony Corp.                                500                  9,594
RPM Inc.                                              700                  7,088
Tuscarora Inc.                                        300                  4,688
                                                                     -----------
                                                                          21,370
                                                                     -----------

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING -- 3.7%
--------------------------------------------------------------------------------
Baldor Electric Co.                                   500            $     9,312
Circor International Inc.                             200                  1,637
Cohu Inc.                                             200                  5,394
Commonwealth Industries Inc.                          700                  4,112
Graco Inc.                                            100                  3,250
JLG Industries Inc.                                 2,100                 24,937
Kaydon Corp.                                          400                  8,400
Myers Industries Inc.                                 850                  9,137
Patrick Industries Inc.                               400                  2,500
Superior Industries International Inc.                300                  7,725
Teleflex Inc.                                         400                 14,300
Timken Co.                                            800                 14,900
Tower Automotive Inc.*                                800                 10,000
Watts Industries Inc.                                 500                  6,313
Woodhead Industries                                   200                  3,650
                                                                     -----------
                                                                         125,567
                                                                     -----------
RETAIL TRADE -- 0.2%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                             700                  7,263
                                                                     -----------
TECHNOLOGY SERVICES -- 0.2%
--------------------------------------------------------------------------------
Ultrak Inc.*                                          700                  5,688
                                                                     -----------
TRANSPORTATION -- 0.9%
--------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings*                     300                  9,525
Kenan Transport Co.                                   400                  8,100
Midwest Express Holdings Inc.*                        200                  4,300
Motor Cargo Industries Inc.*                          600                  2,775
Tidewater Inc.                                        200                  7,200
                                                                     -----------
                                                                          31,900
                                                                     -----------
TOTAL COMMON STOCKS                                                      484,384
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.6%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                   20,832
                                                                     -----------
TOTAL SMALL CAP VALUE
  (Identified Cost $539,035)                                             505,216
                                                                     -----------
INTERNATIONAL EQUITY --32.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 30.9%
--------------------------------------------------------------------------------
AUSTRALIA -- 1.0%
--------------------------------------------------------------------------------
Australia & New Zealand Bank Group                  2,525                 19,344
Quantas Airways                                     6,955                 14,059
                                                                     -----------
                                                                          33,403
                                                                     -----------
AUSTRIA -- 0.2%
--------------------------------------------------------------------------------
Boehler-Uddeholm                                      155                  5,423
                                                                     -----------
CANADA -- 0.9%
--------------------------------------------------------------------------------
BCE Inc.                                              400                  9,486
Manulife Financial Corp.                            1,205                 21,250
                                                                     -----------
                                                                          30,736
                                                                     -----------
FINLAND -- 0.3%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                        390                  9,681
                                                                     -----------
FRANCE -- 3.0%
--------------------------------------------------------------------------------
Aventis                                               356                 25,983
BIC                                                   260                 12,734
BNP Paribas                                           260                 25,021
Pernod-Ricard                                         231                 12,571
Total                                                 178                 27,292
                                                                     -----------
                                                                         103,601
                                                                     -----------
GERMANY -- 1.6%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                           110                 11,037
Draegerwerk                                           648                  5,382
Dyckerhoff                                            375                  9,487
E ON                                                  300                 14,464
SGL Carbon*                                           107                  7,115
Vossloh                                               470                  7,817
                                                                     -----------
                                                                          55,302
                                                                     -----------
GREAT BRITAIN -- 8.3%
--------------------------------------------------------------------------------
Allied Domecq                                       2,450                 12,975
Allied Zurich                                       1,335                 15,786
BAA                                                 3,170                 25,422
BAE Systems                                         3,202                 19,962
British American Tobacco Plc                        1,815                 12,111
British Telecommunications                            805                 10,402
CGU                                                   730                 12,150
Celltech Group                                        608                 11,776
Cookson Group                                       3,900                 13,012
Hanson                                              2,747                 19,411
Lex Service                                         1,670                  8,427
Lloyds TSB Group                                      823                  7,770
Reckitt & Coleman                                   1,203                 13,470
Reed International                                  1,400                 12,180
Royal Bank of Scotland                                681                 11,396
TI Group                                            2,600                 14,163
Tomkins                                             4,520                 14,687
Unilever                                            2,548                 15,422
United News & Media                                 1,080                 15,524
Williams                                            3,289                 19,160
                                                                     -----------
                                                                         285,206
                                                                     -----------

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
HONG KONG -- 1.2%
--------------------------------------------------------------------------------
Henderson Land Development                          4,000            $    17,600
Hong Kong Electric                                  5,500                 17,709
New World Development Co.                           4,000                  4,438
                                                                     -----------
                                                                          39,747
                                                                     -----------
IRELAND -- 1.1%
--------------------------------------------------------------------------------
Allied Irish Banks                                  1,817                 16,254
Greencore Group                                     3,490                  9,329
Jefferson Smurfit Group                             6,905                 11,866
                                                                     -----------
                                                                          37,449
                                                                     -----------
ITALY -- 0.5%
--------------------------------------------------------------------------------
Telecom Italia SPA                                  1,300                 17,872
                                                                     -----------
JAPAN -- 3.6%
--------------------------------------------------------------------------------
Canon Inc.                                          1,000                 49,762
Nintendo Co.                                          200                 34,909
Promise Co.                                           300                 23,693
Sanyo Shipan Financial                                400                 14,175
                                                                     -----------
                                                                         122,539
                                                                     -----------
NETHERLANDS -- 2.4%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                     375                  9,187
Akzo Nobel                                            408                 17,333
Ing Groep                                             252                 17,033
Koninklijke PTT                                       260                 11,629
Philips Electronics                                   608                 28,675
                                                                     -----------
                                                                          83,857
                                                                     -----------
NEW ZEALAND -- 0.7%
--------------------------------------------------------------------------------
Fletcher Challenge                                  4,816                  5,106
Telecom Corp.                                       5,200                 18,173
                                                                     -----------
                                                                          23,279
                                                                     -----------
PORTUGAL -- 0.7%
--------------------------------------------------------------------------------
Portugal Telecommunications                         2,053                 23,050
                                                                     -----------
SINGAPORE -- 0.5%
--------------------------------------------------------------------------------
United Overseas Bank                                3,000                 19,629
                                                                     -----------
SPAIN -- 1.1%
--------------------------------------------------------------------------------
Respol                                                990                 19,706
Telefonica S.A.*                                      921                 19,784
                                                                     -----------
                                                                          39,490
                                                                     -----------

                                                 SHARES/
                                                PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
SWEDEN -- 0.9%
--------------------------------------------------------------------------------
Electrolux AB                                         910                 14,083
Getinge Industrier                                  1,739                 16,562
                                                                     -----------
                                                                          30,645
                                                                     -----------
SWITZERLAND -- 1.8%
--------------------------------------------------------------------------------
Geberit                                                64                 21,382
Novartis                                               12                 19,008
Sig Holding                                            17                 10,661
Sulzer                                                 16                 10,642
                                                                     -----------
                                                                          61,693
                                                                     -----------
UNITED STATES -- 1.1%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                             970                 23,159
Dairy Farm International                           25,200                 15,120
                                                                     -----------
                                                                          38,279
                                                                     -----------
TOTAL COMMON STOCKS                                                    1,060,881
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 1.8%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                   62,870
                                                                     -----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $1,022,044)                                         1,123,751
                                                                     -----------
DOMESTIC FIXED INCOME -- 4.1%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 4.1%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                  141,657
                                                                     -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $141,657)                                             141,657
                                                                     -----------
HIGH YIELD BOND -- 4.9%
--------------------------------------------------------------------------------
FIXED INCOME -- 4.6%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 4.5%
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.1%
--------------------------------------------------------------------------------
Lear Corp.
  8.11% due 5/15/09(#)                              5,000                  4,554
                                                                     -----------
CABLE & OTHER MEDIA -- 1.1%
--------------------------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13(#)                             5,000                  5,131
Charter Communications Holdings
  8.625% due 4/01/09 (#)                            5,000                  4,394
  Zero Coupon due
  4/01/11 (#)                                       5,000                  2,875

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
Covad Communications Group (#)
  12.00% due 2/15/10                             $  5,000            $     4,000
Federal Mogul Corp.
  7.375% due 1/15/06 (#)                            5,000                  3,675
Frontiervision Holdings LP
  Zero Coupon due
  9/15/07                                           5,000                  4,300
J.H. Heafner Inc.
  10.00% due 05/15/08                               5,000                  3,650
NTL Inc.
  Zero Coupon due
  10/01/08 (#)                                      5,000                  3,275
Owens Illinois Inc.
  7.50% due 5/15/10 (#)                             4,000                  3,469
Park Place
  Entertainment Corp.
  9.375% due 2/15/07 (#)                            5,000                  5,000
                                                                     -----------
                                                                          39,769
                                                                     -----------
CAPITAL GOODS/BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due 8/01/07 (#)                           5,000                  4,575
                                                                     -----------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
Radnor Holdings Corp.
  10.00% due 12/01/03                               5,000                  4,475
                                                                     -----------
CONSUMER PRODUCTS/TOBACCO -- 0.4%
--------------------------------------------------------------------------------
Global Crossing Holdings Ltd.
  9.50% due 11/15/09                                5,000                  4,825
Home Interiors Gifts Inc.
  10.125% due 6/01/08                               5,000                  2,850
Mail Well Corp.
  8.75% due 12/15/08 (#)                            5,000                  4,200
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08                                5,000                  2,500
                                                                     -----------
                                                                          14,375
                                                                     -----------
ENERGY -- 0.2%
--------------------------------------------------------------------------------
Western Gas Resources
  10.00% due 6/15/09 (#)                            5,000                  5,163
                                                                     -----------
FINANCIAL -- 0.2%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09 (#)                            5,000                  5,212
Contifinancial Corp.
  8.375% due 8/15/03 (#)                            5,000                    662
                                                                     -----------
                                                                           5,874
                                                                     -----------
FOOD/BEVERAGE/BOTTLING -- 0.1%
--------------------------------------------------------------------------------
B & G Foods Indications Corp.
  9.625% due 8/01/07                                5,000                  3,500
                                                                     -----------
GAMING -- 0.1%
--------------------------------------------------------------------------------
Majestic Star Casino LLC
  10.875% due 7/01/06 (#)                           5,000                  4,075
                                                                     -----------
HOUSING RELATED -- 0.1%
--------------------------------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06                                5,000                  4,281
                                                                     -----------
LODGING LEISURE -- 0.2%
--------------------------------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                                5,000                  4,488
Moll Industries Inc.
  10.50% due 6/01/08                                5,000                    875
                                                                     -----------
                                                                           5,363
                                                                     -----------
METALS/MINING/STEEL -- 0.1%
--------------------------------------------------------------------------------
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                                5,000                  3,300
                                                                     -----------
PAPER/FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                                5,000                  5,000
                                                                     -----------
PUBLISHING/PRINTING -- 0.2%
--------------------------------------------------------------------------------
Hollinger International Publishing Inc.
  9.25% due 3/15/07                                 5,000                  4,925
                                                                     -----------
SERVICES/OTHER -- 0.4%
--------------------------------------------------------------------------------
Iron Mountain Inc.
  10.125% due 10/01/06                              5,000                  5,000
Pioneer Natural Restoration Co.
  9.625% due 4/01/10 (#)                            5,000                  5,150
Polymer Group Inc.
  8.75% due 3/01/08 (#)                             5,000                  4,150
Safety Kleen Services Inc.
  9.25% due 6/01/08                                 5,000                    200
                                                                     -----------
                                                                          14,500
                                                                     -----------
TELECOMMUNICATIONS -- 0.9%
--------------------------------------------------------------------------------
Energis Plc
  9.75% due 6/15/09 (#)                             5,000                  4,900
Intermedia
  Communications Inc.
  9.50% due 3/01/09 (#)                             5,000                  4,750

CITISELECT VIP FOLIO 500 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


                                                PRINCIPAL
ISSUER                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------
Nextel Communications Inc.
  Zero Coupon
  due 2/15/08 (#)                              $   10,000            $     7,375
Orange Plc
  9.00% due 6/01/09                                 5,000                  5,050
Price Communications Wireless Inc.
  9.125% due 12/15/06 (#)                           5,000                  5,000
Rogers Cantel
  9.375% due 6/01/08                                5,000                  5,150
                                                                     -----------
                                                                          32,225
                                                                     -----------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06                                 5,000                    475
                                                                     -----------
TOTAL DOMESTIC CORPORATIONS                                              156,429
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Mortgage Backed
Securities/Passthroughs -- 0.1%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                               5,000                  4,012
                                                                     -----------
TOTAL FIXED INCOME                                                       160,441
                                                                     -----------
SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Assocation Discount Note
  6.57% due 7/03/00 (+)                                                    9,486
                                                                     -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $200,191)                                             169,927
                                                                     -----------
TOTAL INVESTMENTS
  (IDENTIFIED COST $3,263,980)                       99.9%           $ 3,435,679
OTHER ASSETS,
  LESS LIABILITIES                                    0.1                  4,840
                                               ----------            -----------
Net Assets                                          100.0%           $ 3,440,519
                                               ==========            ===========

*    Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+)  The Portfolio owns in aggregate Studend Loan Marketing Association Discount
     Note 6.57% due 7/03/00 valued at $370,001 portions of which are listed by each asset class.

(++) The Portfolio owns in aggregate 879 shares of General Electric Co. valued at $46,587; 563 shares of SBC Communications Inc. valued at $24,349; 215 shares of International Business Machines valued at $23,556; 125 shares of Marsh & McLennan Companies Inc. valued at $13,055; 855 shares of R&B Falcon Corp valued at $20,146; 190 shares of Micrel Inc. valued at $8,253; and 535 shares of PepsiCo. Inc. valued at $23,774, portions of which are separately listed by each asset class.

TBA (To be announced)--Mortgage-backed securities traded under delayed delivery commitments

ADRs--American Depository Receipts

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                     CITISELECT(R)      CITISELECT(R)   CITISELECT(R)  CITISELECT(R)
                                                                          VIP               VIP             VIP            VIP
                                                                       FOLIO 200          FOLIO 300      FOLIO 400       FOLIO 500
JUNE 30, 2000 (UNAUDITED)                                            CONSERVATIVE         BALANCED         GROWTH        GROWTH PLUS
====================================================================================================================================
ASSETS:
Investments, at value (Note1A) (Identified Cost,
  $11,253,071, $16,004,274, $9,079,726 and $3,263,980,
  respectively)                                                       $11,126,640        $16,136,245      $9,428,304      $3,435,679
Foreign currency, at value (Cost $2,999, $4,883,
  $3,944 and $429, respectively)                                            2,436              4,847           3,856             429
Cash                                                                        1,450              1,373             789             310
Interest receivable                                                       109,420            137,125          55,860           4,259
Receivable from Sub-Administrator (Note 6)                                 78,227             80,483          80,385          70,234
Receivable for securities sold                                             41,601             74,439          50,497          21,333
Dividends receivable                                                        3,418              8,705           7,852           3,957
Receivable for forward contracts                                            1,178              2,059             999              --
Other assets                                                                1,239             17,615          18,653          10,429
------------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                         11,365,609         16,462,891       9,647,195       3,546,630
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                        1,394,159          1,266,053         341,904          10,983
Payable to affiliates - Management fee                                      1,912              3,596           2,710           1,140
Payable for forward contracts                                               1,405              1,581             869              --
Accrued expenses and other liabilities                                     95,890            110,822         108,363          93,988
------------------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                     1,493,366          1,382,052         453,846         106,111
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS for 978,798, 1,424,426, 853,142 and
  372,191 shares, respectively, of beneficial
  interest outstanding                                                $ 9,872,243        $15,080,839      $9,193,349      $3,440,519
====================================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                       $ 9,776,455        $14,422,885      $8,480,961      $3,064,556
Undistributed net investment income                                       248,966            241,278          88,784          24,635
Accumulated net realized gain (loss) on investments                       (24,897)           286,155         275,961         179,757
Unrealized appreciation (depreciation) of investments,
  forward currency contracts, foreign currency and
  other assets and liabilities                                           (128,281)           130,521         347,643         171,571
------------------------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                                    $ 9,872,243        $15,080,839      $9,193,349      $3,440,519
====================================================================================================================================
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST                           $10.09             $10.59          $10.78           $9.24
====================================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                                     CITISELECT(R)   CITISELECT(R)   CITISELECT(R)     CITISELECT(R)
                                                                         VIP              VIP             VIP               VIP
                                                                      FOLIO 200        FOLIO 300       FOLIO 400         FOLIO 500
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)                  CONSERVATIVE        BALANCED         GROWTH         GROWTH PLUS
===================================================================================================================================
INVESTMENT INCOME:
Interest (Note 1B)                                                  $   285,075        $   307,473      $  113,314      $   19,165
Dividends (net of foreign tax of $1,317, $3,817,
  $4,027 and $2,249)                                                     25,391             61,759          56,880          30,430
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        310,466            369,232         170,194          49,595
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                                        196,648            213,772         201,146         166,471
Management fees (Note 2)                                                 39,573             58,389          34,566          13,627
Transfer agent fees                                                      18,024             18,053          18,122          17,948
Audit fees                                                               10,850             10,850          10,850          10,850
Shareholder reports                                                      10,663              9,830           9,830           9,830
Legal fees                                                                4,095              3,095           3,095           3,095
Trustees fees                                                             2,614              2,598           2,618           2,536
Miscellaneous                                                             1,190              1,449           1,264             842
-----------------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                        283,657            318,036         281,491         225,199
-----------------------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)                   (27,131)           (35,817)        (17,927)         (6,300)
Less expenses assumed by the Sub-Administrator (Note 6)                (205,750)          (207,272)       (204,842)       (195,892)
-----------------------------------------------------------------------------------------------------------------------------------
  Net expenses                                                           50,776             74,947          58,722          23,007
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   259,690            294,285         111,472          26,588
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from investments
  purchased options, swaps and futures                                  (23,732)           292,115         290,698         196,744
Net realized gain (loss) from forward currency
  contracts and foreign currency transactions                             7,558             12,702           2,141            (137)
Net unrealized depreciation on investments,
  forward currency contracts, foreign currency,
  futures and other assets and liabilities                             (175,431)          (355,800)       (178,330)       (133,258)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (191,605)           (50,983)        114,509          63,349
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    68,085        $   243,302      $  225,981      $   89,937
===================================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     CITISELECT(R) VIP FOLIO 200        CITISELECT(R) VIP FOLIO 300
                                                                             CONSERVATIVE                        BALANCED
                                                                    --------------------------------------------------------------
                                                                     SIX MONTHS           YEAR          SIX MONTHS         YEAR
                                                                        ENDED             ENDED            ENDED           ENDED
                                                                    JUNE 30, 2000      DECEMBER 31,   JUNE 30, 2000     DECEMBER 31,
                                                                     (Unaudited)          1999          (Unaudited)        1999
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                               $   259,690        $   475,115      $  294,285      $  570,342
Net realized gain (loss) from investments,
  forward currency contracts, foreign currency
  transactions, futures and swaps                                       (16,174)            27,498         304,817         444,994
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency, futures, swaps and other
  assets and liabilities                                               (175,431)          (336,720)       (355,800)       (229,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     68,085            165,893         243,302         786,068
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net income                                                             (310,033)           (23,901)       (321,259)        (64,317)
Net realized gain on investments                                       (163,472)           (52,558)       (670,628)             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                                      (473,505)           (76,459)       (991,887)        (64,317)
-----------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares                                        629,339          1,665,059         236,277         884,642
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                    473,505             76,441         991,887          64,194
Cost of shares repurchased                                           (2,413,661)        (4,237,300)     (2,440,125)     (7,342,482)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                                   (1,310,817)        (2,495,800)     (1,211,961)     (6,393,646)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                           (1,716,237)        (2,406,366)     (1,960,546)     (5,671,895)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                  11,588,480         13,994,846      17,041,385      22,713,280
-----------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed net
  investment income of $248,966, $299,309, $241,278
  and $268,252, respectively)                                       $ 9,872,243        $11,588,480     $15,080,839     $17,041,385
===================================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     CITISELECT(R) VIP FOLIO 400        CITISELECT(R) VIP FOLIO 500
                                                                               GROWTH                            GROWTH PLUS
                                                                    --------------------------------------------------------------
                                                                     SIX MONTHS           YEAR          SIX MONTHS         YEAR
                                                                        ENDED             ENDED            ENDED           ENDED
                                                                    JUNE 30, 2000      DECEMBER 31,   JUNE 30, 2000     DECEMBER 31,
                                                                     (Unaudited)          1999          (Unaudited)        1999
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                                $   111,472        $   193,903      $   26,588      $   44,177
Net realized gain from investments, forward currency
  contracts, foreign currency transactions and futures                  292,839            373,578         196,607         276,578
Net unrealized appreciation (depreciation) of investments,
  forward currency contracts, foreign currency, futures
  and other assets and liabilities                                     (178,330)           173,140        (133,258)        151,182
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    225,981            740,621          89,937         471,937
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net income                                                              (36,009)           (35,288)         (5,280)         (8,994)
Net realized gain on investments                                       (422,293)                --        (220,003)             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                                      (458,302)           (35,288)       (225,283)         (8,994)
-----------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                                        573,720            775,709         107,764         153,260
Net asset value of shares issued to shareholders from
  reinvestment of distributions                                         458,302             35,280         225,283           8,997
Cost of shares repurchased                                           (1,402,661)        (5,470,645)       (830,768)     (2,255,140)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                                     (370,639)        (4,659,656)       (497,721)     (2,092,883)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                             (602,960)        (3,954,323)       (633,067)     (1,629,940)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   9,796,309         13,750,632       4,073,586       5,703,526
-----------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed net
  investment income of $88,784, $13,321, $24,635
  and $3,327, respectively)                                         $ 9,193,349        $ 9,796,309      $3,440,519      $4,073,586
===================================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                           CITISELECT(R) VIP FOLIO 200                    CITISELECT(R) VIP FOLIO 300
                                                 CONSERVATIVE                                       BALANCED
                                 --------------------------------------------------------------------------------------------------
                                                                   FOR THE PERIOD                                    FOR THE PERIOD
                                  SIX MONTHS        YEAR ENDED      FEBRUARY 10,   SIX MONTHS        YEAR ENDED       FEBRUARY 10,
                                     ENDED          DECEMBER 31,      1997++  TO       ENDED          DECEMBER 31,      1997++ TO
                                 JUNE 30, 2000   ------------------  DECEMBER 31,  JUNE 30, 2000   ------------------  DECEMBER 31,
                                  (Unaudited)      1999       1998      1997        (Unaudited)      1999       1998      1997
===================================================================================================================================
Net Asset Value,
  Beginning of Period                $10.50       $10.40     $10.25     $10.00         $11.14       $10.67     $10.38     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income                 0.584        0.427      0.316      0.339          0.409        0.368      0.271      0.251
Net realized and unrealized
  gain (loss) on investments         (0.490)      (0.265)     0.427      0.436         (0.218)       0.138      0.458      0.609
-----------------------------------------------------------------------------------------------------------------------------------
  Total from operations               0.094        0.162      0.743      0.775          0.191        0.506      0.729      0.860
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                (0.330)      (0.019)    (0.281)    (0.339)        (0.240)      (0.223)    (0.251)
Net realized gain on investments     (0.174)      (0.043)    (0.219)    (0.157)        (0.501)          --     (0.112)    (0.159)
In excess of net income                  --           --     (0.093)        --             --           --     (0.102)        --
In excess of realized gains
  on investments                         --           --         --     (0.029)            --           --     (0.002)    (0.070)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                (0.504)      (0.062)    (0.593)    (0.525)        (0.741)      (0.439)    (0.480)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.09       $10.50     $10.40     $10.25         $10.59       $11.14     $10.67     $10.38
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $9,872      $11,588    $13,995    $10,321        $15,081      $17,041    $22,713    $14,192
Ratio of expenses to
  average net assets                   0.95%*       0.95%      0.95%      0.95%*         0.95%*       0.95%      0.95%      0.95%*
Ratio of net investment income
  to average net assets                4.88%*       3.75%      3.11%      3.43%*         3.75%*       2.95%      2.62%      3.00%*
Portfolio turnover rate                 119%         297%       255%       231%            88%         225%       204%       241%
Total return                           0.89%**      1.57%      7.33%      7.79%**        1.68%**      4.76%      7.10%      8.65%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated,  the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share                   $0.346      $(0.017)   $(0.025)   $(0.006)        $0.239       $0.026     $0.036    $(0.025)
RATIOS:
Expenses to average net assets         5.37%*       4.82%      4.30%      4.44%*         4.08%*       3.66%      3.23%      4.25%*
Net investment income (loss)
  to average net assets                0.46%*      (0.12)%    (0.24)%    (0.06)%*        0.62%*       0.24%      0.34%     (0.30)%*
===================================================================================================================================

*    Annualized
**   Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++   Commencement of Operations

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS (Continued)

                                            CITISELECT(R) VIP FOLIO 400                      CITISELECT(R) VIP FOLIO 500
                                                       GROWTH                                      GROWTH PLUS
                                 --------------------------------------------------------------------------------------------------
                                                                   FOR THE PERIOD                                    FOR THE PERIOD
                                  SIX MONTHS        YEAR ENDED       FEBRUARY 10,   SIX MONTHS        YEAR ENDED       FEBRUARY 10,
                                     ENDED          DECEMBER 31,      1997++  TO       ENDED          DECEMBER 31,      1997++ TO
                                 JUNE 30, 2000   ------------------  DECEMBER 31,  JUNE 30, 2000   ------------------  DECEMBER 31,
                                  (Unaudited)      1999       1998      1997        (Unaudited)      1999       1998      1997
===================================================================================================================================
Net Asset Value,
  Beginning of Period                $11.06       $10.23     $10.28     $10.00          $9.62        $8.62     $10.48     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income                 0.148        0.203      0.176      0.212          0.081        0.078      0.172      0.148
Net realized and unrealized
  gain (loss) on investments          0.132        0.661      0.165      0.701          0.179        0.940    (0.065)#     0.917
-----------------------------------------------------------------------------------------------------------------------------------
  Total from operations               0.280        0.864      0.341      0.913          0.260        1.018      0.107      1.065
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                (0.044)      (0.034)    (0.082)    (0.206)        (0.015)      (0.018)    (0.044)    (0.144)
Net realized gain on investments     (0.516)          --     (0.193)    (0.300)        (0.625)          --     (1.748)    (0.349)
In excess of net income                  --           --     (0.111)    (0.065)            --           --     (0.049)    (0.053)
In excess of realized gains
  on investments                         --           --     (0.005)    (0.062)            --           --     (0.126)    (0.039)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                (0.560)      (0.034)    (0.391)    (0.633)        (0.640)      (0.018)    (1.967)    (0.585)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.78       $11.06     $10.23     $10.28          $9.24        $9.62      $8.62     $10.48
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $9,193       $9,796    $13,751    $11,279         $3,441       $4,074     $5,704    $10,544
Ratio of expenses to
  average net assets                   1.25%*       1.25%      1.25%      1.25%*         1.25%*       1.25%      1.25%      1.25%*
Ratio of net investment income
  to average net assets                2.39%*       1.75%      1.50%      2.03%*         1.46%*       0.95%      0.97%      1.45%*
Portfolio turnover rate                  63%         199%       265%       230%            24%          78%       146%       134%
Total return                           2.50%**      8.47%      3.42%      9.22%**        2.65%**     11.82%      1.59%     10.76%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment (loss) income per share and the ratios would have been as follows:

Net investment loss per share       $(0.113)     $(0.322)   $(0.164)   $(0.124)       $(0.462)     $(0.922)   $(0.584)   $(0.186)
RATIOS:
Expenses to average net assets         6.06%*       5.44%      4.16%      4.46%*        12.38%*      10.38%      5.53%      4.52%*
Net investment (loss)
  to average net assets               (2.42)%*     (2.44)%    (1.41)%    (1.18)%*       (9.67)%*     (8.17)%    (3.31)%    (1.82)%*
===================================================================================================================================

*    Annualized
**   Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++   Commencement of Operations
# The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS") acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

     The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are as follows:

     A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and in over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.

     D. FORWARD FOREIGN CURRENCY CONTRACTS -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     E. FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

     F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     G. FUTURES CONTRACTS -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

     H. PURCHASED OPTIONS -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     I. SWAP AGREEMENTS -- To the extent permitted under respective investment policies, the Funds may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     J. TBA PURCHASE COMMITMENTS -- The Funds enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Funds hold, and maintain until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Funds's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although a Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so.

     K. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

     L. BENEFICIAL INTEREST -- At June 30, 2000, insurance companies or their separate accounts were the record owners of all the shares of each Fund (See
Note 5).

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     M. REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

     N. MORTGAGE DOLLAR ROLLS -- All Funds may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

     O. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

     The management fees paid to Citibank for CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus amounted to $39,573, $58,389, $34,566 and $13,627, respectively, of which $27,131, $35,817, $17,927 and
$6,300, respectively, were voluntarily waived for the six months ended June 30, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were as follows:

                                                     PURCHASES        SALES
================================================================================
CitiSelect(R) VIP Folio 200 Conservative            $12,239,563    $12,935,783
CitiSelect(R) VIP Folio 300 Balanced                $13,229,272    $15,133,210
CitiSelect(R) VIP Folio 400 Growth                  $ 5,458,208    $ 6,053,155
CitiSelect(R) VIP Folio 500 Growth Plus             $  951,674     $ 1,600,112
================================================================================

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
================================================================================
Aggregate cost                                                     $ 11,253,071
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $   583,328
Gross unrealized depreciation                                         (709,759)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $  (126,431)
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
Aggregate cost                                                     $ 16,004,274
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $  1,396,293
Gross unrealized depreciation                                        (1,264,322)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $    131,971
================================================================================

CITISELECT(R) VIP FOLIO 400 GROWTH
================================================================================
Aggregate cost                                                     $  9,079,726
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $  1,174,254
Gross unrealized depreciation                                          (825,676)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $    348,578
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
Aggregate cost                                                     $  3,263,980
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $    530,726
Gross unrealized depreciation                                          (359,027)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $    171,699
================================================================================

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED      YEAR ENDED
CITISELECT(R) VIP FOLIO 200 CONSERVATIVE      JUNE 30, 2000    DECEMBER 31, 1999
================================================================================
Shares sold                                       60,374                161,716
Shares reinvested                                 46,835                  7,450
Shares repurchased                              (231,573)              (411,068)
--------------------------------------------------------------------------------
Net decrease                                    (124,364)              (241,902)
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
Shares sold                                       21,335                 83,111
Shares reinvested                                 93,222                  6,022
Shares repurchased                              (220,050)              (688,241
--------------------------------------------------------------------------------
Net decrease                                    (105,493)              (599,108)
================================================================================

CITISELECT(R) VIP FOLIO 400 GROWTH
================================================================================
Shares sold                                       52,586                 75,616
Shares reinvested                                 42,278                  3,389
Shares repurchased                              (127,746)              (537,243)
--------------------------------------------------------------------------------
Net decrease                                     (32,882)              (458,238)
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
Shares sold                                       11,295                 17,316
Shares reinvested                                 24,172                  1,006
Shares repurchased                               (86,827)              (256,804)
--------------------------------------------------------------------------------
Net decrease                                     (51,360)              (238,482)
================================================================================

Citicorp Life Insurance Co. and First Citiicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.


6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses for the six months ended June 30, 2000. The amounts are as follows:

================================================================================
CitiSelect(R) VIP Folio 200 Conservative                               $205,750
CitiSelect(R) VIP Folio 300 Balanced                                   $207,272
CitiSelect(R) VIP Folio 400 Growth                                     $204,842
CitiSelect(R) VIP Folio 500 Growth Plus                                $195,892
================================================================================

                   CITIFUNDS(R) SMALL CAP GROWTH VIP PORTFOLIO

                           LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     During the six months ended June 30, 2000, the U.S. stock market experienced historic levels of volatility. The continuing growth of the U.S. and global economies--coupled with rising interest rates and shifts in investor psychology--largely contributed to the wide fluctuations in stock prices. Yet, despite higher stock market volatility, some small company stocks provided competitive returns during the period.

     Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds(R) Small Cap Growth VIP Portfolio with the goal of achieving its investment objective of long-term capital growth.

     This report reviews the Portfolio's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on as well as its outlook for the small cap growth sector of the U.S. stock market.

     Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     DURING NOVEMBER AND DECEMBER 1999, THE SMALL CAP GROWTH SECTOR OF THE U.S. STOCK MARKET EXPERIENCED A STRONG RALLY FUELED BY INVESTOR OPTIMISM OVER THE GROWTH OF THE SO-CALLED "NEW ECONOMY"--NAMELY, THOSE COMPANIES OPERATING IN THE TECHNOLOGY, TELECOMMUNICATIONS AND INTERNET SECTORS. In fact, small cap growth stocks (i.e., companies with the potential for faster-than-average growth within their industries) performed significantly better than small, value-oriented stocks (i.e., companies whose shares are considered to be inexpensive relative to their asset values or earning power) as well as most areas of the large cap sector of the stock market. The rise of small cap growth stocks during the period was driven primarily by the performance of technology and telecommunications stocks.

     AS A RESULT, SEVERAL MAJOR U.S. STOCK MARKET INDEXES, INCLUDING THE RUSSELL 2000(R) INDEX,(1) REACHED RECORD LEVELS BY THE END OF 1999. However, a closer examination showed that many investors had started to turn their attention away from the better-known and high-quality companies that had previously led the U.S. stock market. Moreover, many investors gravitated to younger and more speculative technology companies that they believed had great future potential.

     During the first four months of 2000, however, investor optimism regarding the "New Economy" dissipated, triggering a drop in the prices of many large and small cap growth stocks. Despite a rally in February 2000, small cap shares began to fall primarily due to investors' concerns regarding these companies' fundamentals and valuations.

     Faced with growing evidence that the U.S. economy was gaining momentum and that inflationary pressures were building, many investors thought that some growth stock prices might have gone too high relative to traditional measures such as revenues and earnings. As a result, despite the February rally, small cap stocks have for the most part declined so far in 2000. In fact, between mid-March and the end of April, the tech-laden NASDAQ Composite Index2 fell more than 35%, including a single-day drop of 10% on April 14, 2000.

     THE STOCK MARKET'S HIGHER VOLATILITY TOOK PLACE AGAINST A BACKDROP OF ROBUST U.S. ECONOMIC GROWTH AND RISING INTEREST RATES. Strengthening economies worldwide caused investors to think that robust global and domestic demand for goods and services would in turn fuel rising revenues and earnings for U.S. companies. However, higher interest rates tended to have the opposite effect, dampening investor enthusiasm due to the adverse effects of higher financing costs on corporate earnings.

(1) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

     During the reporting period, CitiFunds Small Cap Growth VIP Portfolio maintained its investment focus on small cap growth companies that met its stated investment criteria. Despite market challenges, management has continued to allocate a portion of its assets judiciously to Internet stocks, focusing on those companies believed to have attractive growth potential and definable valuation parameters.

     However, the Portfolio's management team tended to avoid many of those speculative high-flyers that most investors associated with the Internet during the reporting period. Instead of investing in the so-called "dot.com" companies, THE MANAGEMENT TEAM ESTABLISHED OR INCREASED POSITIONS PRIMARILY IN SMALL TECHNOLOGY COMPANIES THAT PROVIDE HARDWARE AND INFRASTRUCTURE FOR THE INTERNET. This area includes telecommunications companies that, in management's view, should be prime beneficiaries of growing demand for the transmission of voice, video and data over telephone lines at faster speeds. According to management, many of these companies have business models that are either proven or profitable today.

     The Portfolio also benefited from the performance of its energy service holdings that benefited from higher oil prices. Although the financial services sector generally did not perform as well as the overall stock market during the period, the manager's emphasis on fee-based asset management firms contributed positively to the performance of the Portfolio during the period.

     Looking forward, management expects heightened stock market volatility to continue in 2000. While no guarantees can be given, management also believes that the recent market correction was a generally positive development, setting new standards for many technology company valuations. The managers intend to take advantage of buying opportunities created during this correction, adding to the Portfolio's holdings in small-cap companies at what they deem to be relatively attractive prices. (Of course, no assurances can be made that they will be successful.)

     OVER THE LONG TERM, MANAGEMENT BELIEVES THAT CONDITIONS REMAIN POSITIVE FOR MANY SMALL CAP GROWTH COMPANIES and that investors may be beginning to recognize that small cap growth companies embody the positive and dynamic entrepreneurial forces driving the U.S. economy. In the opinion of management, these growing enterprises often provide excellent opportunities to participate in some of the fastest growing sectors of the U.S. economy.

CITIFUNDS(R)  SMALL CAP GROWTH VIP PORTFOLIO
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 2000

================================================================================
                                                                       SINCE
                                                   SIX        ONE     2/10/97
                                                  MONTHS**    YEAR   INCEPTION*
                                                  --------    ----   ----------
CitiFunds(R) Small Cap Growth VIP Portfolio .....  12.97%    54.33%    16.48%
Russell 2000(R) Growth Index ....................   1.23%    28.39%    16.18%
================================================================================

*    Average Annual Total Return
**   Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $16,764 (as of 6/30/00). The graph shows how the Fund compares to its benchmark over the same period.

[Table below represents line chart in its printed piece]

                    CITIFUNDS
                    SMALL CAP
                     GROWTH     RUSSELL 2000(R)
                 VIP PORTFOLIO   GROWTH INDEX+
                 -------------   -------------
    2/10/97          10000          10000
                      9550           9758
                      9050           9297.42
                      8730           9323.46
                     10000          10360.2
                     10520          10804.7
    7/31/97          10860          11307.1
                     11020          11566
                     11960          12412.7
                     11350          11867.7
                     11240          11790.6
                     11210          11996.9
    1/31/98          10860          11807.6
                     12120          12681.4
                     12660          13203.9
                     12760          13276.5
                     11710          12560.9
                     12490          12587.3
    7/31/98          11340          11567.7
                      8550           9321.25
                      9240          10051.1
                      9480          10461.2
                     10140          11009.3
                     10783.8        11690.8
    1/31/99          10817.5        11846.3
                      9772.77       10886.8
                      9997.44       11056.6
                     10222.1        12047.3
                     10222.1        12223.2
                     10862.4        12775.7
    7/31/99          10986          12425.6
                     11019.7        11965.8
                     11480.2        11968.2
                     11996.9        12017.3
                     12996.7        12734.8
                     14838.9        14176.3
    1/31/00          14794          13948.1
                     18523.3        16250.9
                     17040.6        15180
                     15636.4        14266.1
                     14546.8        13434.4
    6/30/00          16763.5        14605.9

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the prospectus for more information.

     Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

CITISELECT SMALL CAP GROWTH VIP FOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 89.8%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING -- 7.9%
--------------------------------------------------------------------------------
Alliant Techsystems Inc. *                            335            $    22,592
Applied Power Inc.                                    810                 27,135
Aptargroup Inc.                                     1,744                 47,088
Cleco Corp.                                           890                 29,815
Mettler Toledo International Inc.*                  1,329                 53,160
National Instruments Corp. *                        1,407                 61,380
Newport Corp.                                         660                 70,867
Shaw Group Inc.*                                    1,375                 64,797
Verticalnet Inc. *                                    590                 21,793
                                                                     -----------
                                                                         398,627
                                                                     -----------
COMMERCIAL SERVICES -- 3.8%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                        675                 33,539
Broadvision Inc.*                                     815                 41,412
Capstone Turbine Corp.*                                69                  3,109
Clarus Corp.*                                         250                  9,719
Cylink Corp.*                                       1,285                 21,524
Informatica Corp.                                      90                  7,374
National Computer Systems Inc.                        740                 36,445
Source Information Management Co.*                  2,616                 39,894
                                                                     -----------
                                                                         193,016
                                                                     -----------
CONSUMER SERVICES -- 6.0%
--------------------------------------------------------------------------------
Beringer Wine Estates Holdings*                       552                 19,493
Callaway Golf Co.                                   1,335                 21,777
Catalina Marketing Corp.*                             747                 76,194
Emmis Communications  Corp.*                          620                 25,652
Ethan Allen Interiors Inc.                            721                 17,304
Hispanic Broadcasting  Corp. *                        764                 25,308
Houghton Mifflin Co.                                  550                 25,678
Imax Corp.*                                           470                 10,693
P.F. Chang's China  Bistro Inc.*                      390                 12,456
Scholastic Corp.*                                     385                 23,533
Station Casinos Inc.*                                 415                 10,375
Westwood One Inc.*                                    614                 20,953
XM Satellite Radio Holdings Inc.*                     370                 13,851
                                                                     -----------
                                                                         303,267
                                                                     -----------
ELECTRONIC/TECHNICAL SERVICES --16.6%
--------------------------------------------------------------------------------
Accelerated Networks Inc.*                             14                    591
Acnielson Corp.*                                      545                 11,990
Bisys Group Inc.*                                     783                 48,155
C-Cube Microsystems Inc.*                           1,016                 19,939
E Piphany Inc.*                                       220                 23,581
Emulex Corp.*                                         626                 41,120
Intertrust Technologies Corp.*                        270                  5,552
Interwoven Inc.                                        37                  4,069
Iona Technologies Plc.*ADRs                           425                 26,775
MMC Networks Inc.*                                  1,105                 59,048
Macromedia Inc.*                                      769                 74,353
Macrovision Corp. *                                   550                 35,157
Methode Electronics Inc.                            1,125                 43,453
Micrel Inc.*                                        1,770                 76,884
Network Appliance Inc.*                               442                 35,581
New Era Networks Inc.*                                155                  6,587
Paradyne Corp.*                                       695                 22,631
Powerwave Technologies Inc. *                         662                 29,128
Remedy Corp.*                                         825                 45,994
Sandisk Corp.*                                        345                 21,110
Sawtek Inc.*                                          595                 34,250
Semtech Corp.*                                        755                 57,746
Silicon Storage Technology Inc.*                      430                 37,974
Sonus Networks Inc.*                                   62                  9,788
Stratos Lightwave Inc.*                               235                  6,551
Ultimate Electronics Inc.*                            710                 19,026
USinternet working, Inc.*                             547                 11,179
Watchguard Technologies Inc.*                         250                 13,734
Wink Communications Inc.*                             665                 20,283
                                                                     -----------
                                                                         842,229
                                                                     -----------
ENERGY/MINERAL -- 7.5%
--------------------------------------------------------------------------------
Cal Dive International Inc.*                        1,045                 56,626
Coflexip ADRs                                         920                 55,660
Hanover Compressor Co.*                             1,750                 66,500
Precision Drilling Corp.*                           1,480                 57,165
R & B Falcon Corp.*                                 4,920                115,928
Varco International Inc.*                           1,275                 29,644
                                                                     -----------
                                                                         381,523
                                                                     -----------
FINANCE -- 4.0%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.*                       285                 12,967
Banknorth Group Inc.                                2,548                 39,016

CITISELECT SMALL CAP GROWTH VIP FOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
Chittenden Corp.                                    1,561            $    38,147
Cullen Frost Bankers Inc.                           1,930                 50,783
Presidential Life Insurance Corp.                     540                  7,492
SEI Investments Co.                                   750                 29,859
West America Bancorporation                           890                 23,251
                                                                     -----------
                                                                         201,515
                                                                     -----------
HEALTH SERVICES/TECHNOLOGY --14.3%
--------------------------------------------------------------------------------
Affymetrix Inc.*                                      115                 18,989
Alpharma Inc.                                         710                 44,198
Andrx Corp.*                                          465                 29,724
Apria Healthcare Group Inc.*                        1,920                 23,520
Aurora Bioscience Corp.*                              285                 19,433
Cima Labs Inc.*                                       435                  8,809
Corixa Corp.*                                         825                 35,423
Curagen Corp.*                                        250                  9,516
Emisphere Technologies Inc.*                          380                 16,192
Enzon Inc.*                                           630                 26,775
Genset SA* ADRs                                       620                 14,337
Gilead Sciences Inc.*                                 615                 43,742
Idec Pharmaceuticals Corp.*                           395                 46,338
Incyte Pharmaceuticals Inc.*                          220                 18,081
K V Pharmaceuticals Co.*                              118                  3,127
Lifepoint Hospitals Inc.*                           1,095                 24,364
Medarex Inc.*                                         230                 19,435
Medicis Pharmaceutical Corp.*                         580                 33,060
Millennium Pharmaceuticals Inc.*                      622                 69,586
Multex Systems Inc.*                                  317                  7,984
Nanogen Inc.*                                         270                 11,458
Pharmacyclics Inc.*                                   370                 22,570
Shire Pharmaceuticals Group Plc* ADRs               1,213                 62,924
Transkaryotic Therapies Inc.*                         175                  6,431
Triad Hospitals Inc.*                                 730                 17,657
Varian Inc.*                                        1,930                 89,021
                                                                     -----------
                                                                         722,694
                                                                     -----------
INDUSTRIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
Gasonics International Corp.*                       1,045                 41,212
Gentex Corp. *                                        760                 19,095
Harmonic Inc.*                                        764                 18,909
                                                                     -----------
                                                                          79,216
                                                                     -----------
RETAIL --2.9%
--------------------------------------------------------------------------------
Cost Plus Inc.*                                     1,412                 40,507
Footstar Inc.*                                        285                  9,476
Linens 'n Things Inc.*                              1,200                 32,550
O'Reilly Automotive Inc. *                          2,896                 40,182
Zale Corp. *                                          605                 22,083
                                                                     -----------
                                                                         144,798
                                                                     -----------
SEMI-CONDUCTOR --6.8%
--------------------------------------------------------------------------------
ATMI Inc.*                                            495                 23,018
Alpha Industries Inc.*                                405                 17,845
Amkor Technology Inc.*                                885                 31,252
Anadigics Inc.*                                       595                 20,267
Cree Inc.*                                             95                 12,682
Cypress Semiconductor
   Corp.*                                             260                 10,985
Emcore Corp.*                                         771                 92,520
Microchip Technology Inc.*                            328                 19,111
Transwitch Corp.*                                     820                 63,294
Triquint Semiconductor Inc.*                          410                 39,232
Virata Corp.*                                         240                 14,310
                                                                     -----------
                                                                         344,516
                                                                     -----------
SOFTWARE -- 5.5 %
--------------------------------------------------------------------------------
Active Software Inc.*                                 495                 38,455
Activision Inc.*                                    4,095                 26,618
Art Technology Group Inc.*                            445                 44,917
Bindview Development
   Corp.*                                           1,110                 13,320
HNC Software Inc.*                                    250                 15,438
Mercury Interactive Corp.*                          1,296                125,388
Microstrategy Inc.*                                   415                 12,450
Oni Systems Corp.*                                     35                  4,102
                                                                     -----------
                                                                         280,688
                                                                     -----------
TECHNOLOGY SERVICES -- 5.9%
--------------------------------------------------------------------------------
California Amplifier Inc.                           1,325                 60,619
Celeritek Inc.                                        690                 28,161
Idex Corp.                                            940                 29,669
Mattson Technology Inc.*                            1,069                 34,743
Nextel Partners Inc.*                                 475                 15,467
Oak Technology*                                     2,180                 47,006
Spectralink Corp.                                   1,235                 18,062
Western Wireless Corp.*                             1,185                 64,583
                                                                     -----------
                                                                         298,310
                                                                     -----------

CITISELECT SMALL CAP GROWTH VIP FOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)


ISSUER                                              SHARES                 VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.3%
--------------------------------------------------------------------------------
Covad Communications  Group Inc.*                     766           $    12,352
Digital IS Inc.*                                      230                11,184
Digital Lightwave Inc.*                               165                16,582
Digital Microwave Corp.*                              555                21,159
Dobson Communications
   Corp.*                                             770                14,823
Exar Corp.*                                           420                36,619
Expo Electro Optical Energy Inc.                      129                 3,354
Nextlink
   Communications Inc.                                592                22,456
P C  Telephone Inc.*                                  200                 7,600
Pinnacle Holdings Inc.*                               985                53,190
Powertel Inc.*                                        390                27,666
Remec Inc.*                                         1,442                60,384
Research in Motion Ltd.*                              197                 8,914
Silicon Image Inc.                                    440                21,945
                                                                    -----------
                                                                        318,228
                                                                    -----------
TRANSPORTATION -- 0.7%
--------------------------------------------------------------------------------
C H Robinson Worldwide                                532                26,334
Eagle USA Airfreight  Inc.*                           382                11,747
                                                                    -----------
                                                                         38,081
                                                                    -----------
TOTAL COMMON STOCKS
   (Identified Cost $3,991,391)                                       4,546,708
                                                                    -----------
SHORT-TERM OBLIGATIONS -- 10.9%
--------------------------------------------------------------------------------
Student Loan Marketing
   Association Discount Note
   6.57% due 7/03/00                                                    550,000
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost $4,541,391)                      100.7%            5,096,708
OTHER ASSETS,
   LESS LIABILITIES                                  (0.7)              (36,511)
                                               ----------           -----------
NET ASSETS                                          100.0%          $ 5,060,197
                                               ==========           ===========


*    Non-income producing

ADRs--American Depository Receipts

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
===============================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $4,541,391)         $5,096,708
Cash                                                                      2,499
Receivable for shares of beneficial interest sold                        54,118
Receivable for investments sold                                          22,276
Dividends and interest receivable                                           174
Receivable from Sub-Administrator                                        32,941
-------------------------------------------------------------------------------
   Total assets                                                       5,208,716
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    55,514
Payable for investments purchased                                        50,605
Accrued expenses and other liabilities                                   42,400
-------------------------------------------------------------------------------
   Total liabilities                                                    148,519
-------------------------------------------------------------------------------
NET ASSETS for 369,622 shares of beneficial interest outstanding     $5,060,197
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                      $3,892,411
Unrealized appreciation of investments                                  555,317
Accumulated net realized gain on investments                            619,814
Accumulated net investment loss                                          (7,345)
-------------------------------------------------------------------------------
   Total                                                             $5,060,197
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST                         $13.69
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest income                                           $ 8,416
Dividend income                                             4,568
--------------------------------------------------------------------------------
                                                                       $ 12,984
--------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                         $ 57,005
Transfer agent fees                                        17,963
Management fees (Note 2)                                   16,874
Audit fees                                                 10,850
Shareholder reports                                        10,619
Legal fees                                                  3,095
Trustee fees                                                2,542
Miscellaneous                                                 616
--------------------------------------------------------------------------------
   Total expenses                                         119,564
Less aggregate amount waived by the Manager (Note 2)      (16,874)
Less expense assumed by the Sub-Administrator (Note 6)    (82,361)
--------------------------------------------------------------------------------
   Net expenses                                                          20,329
--------------------------------------------------------------------------------
Net investment loss                                                      (7,345)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                          640,847
Unrealized depreciation from investments                 (148,478)
--------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                      492,369
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $485,024
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                      JUNE 30, 2000 DECEMBER 31,
                                                       (unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                     $  (7,345)   $  (11,378)
Net realized gain on investments                          640,847       425,218
Unrealized appreciation (depreciation) of investments    (148,478)      448,441
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations      485,024       862,281
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                         (420,933)           --
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                        1,351,821     1,499,089
Net asset value of shares issued to shareholders
from reinvestment of distributions                        420,933            --
Cost of shares repurchased                               (589,029)     (554,718)
-------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                      1,183,725       944,371
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                              1,247,816     1,806,652
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                     3,812,381     2,005,729
-------------------------------------------------------------------------------
End of period (accumulated net investment loss
  of $7,345 and $0, respectively)                      $5,060,197    $3,812,381
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
Financial Highlights


                                                               FEBRUARY 10, 1997
                                SIX MONTHS      YEAR ENDED       (COMMENCEMENT
                                  ENDED        DECEMBER 31,    OF OPERATIONS) TO
                              JUNE 30, 2000  ----------------     DECEMBER 31,
                               (Unaudited)   1999        1998        1997
================================================================================
Net Asset Value,
  beginning of period               $13.21     $ 9.60      $11.21      $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                  (0.02)     (0.04)      (0.08)      (0.05)
Net realized gain (loss)
   on investments                     1.76       3.65       (0.42)#      1.26
--------------------------------------------------------------------------------
Total from operations                 1.74       3.61       (0.50)       1.21
--------------------------------------------------------------------------------
Less Distributions From:
Net realized gain on investments     (1.26)        --       (1.11)         --
--------------------------------------------------------------------------------
Net Asset Value, end of period      $13.69     $13.21      $ 9.60      $11.21
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
   period (000's omitted)           $5,060     $3,812      $2,006      $3,091
Ratio of expenses to
   average net assets                 0.90%*     0.90%       0.90%       0.90%*
Ratio of net investment
   loss to average net assets        (0.33)%*   (0.52)%     (0.72)%     (0.49)%*
Portfolio turnover                      55%       150%         94%        113%

Total return                         12.97%**   37.60%      (3.80)%     12.10%**
Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share       $(0.29)    $(0.68)     $(0.64)     $(0.52)
RATIOS:
Expenses to average
   net assets                         5.31%*     9.40%       5.74%       5.50%*
Net investment loss to
   average net assets                (4.74)%*   (9.02)%     (5.53)%     (5.09)%*
================================================================================
*  Annualized
** Not Annualized
 + The per share amounts were computed using a monthly average number of shares outstanding  during the year.
 # The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth VIP Portfolio (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's sub-administrator. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   G. BENEFICIAL INTEREST -- At June 30, 2000, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See
Note 5)

   H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES CITIBANK is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fee paid to Citibank is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $16,874, all of which was voluntarily waived for the six months ended June 30, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $2,755,829 and $2,253,746, respectively, for the six months ended June 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $4,541,391
================================================================================
Gross unrealized appreciation                                        $  966,642
Gross unrealized depreciation                                          (411,325)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $  555,317
================================================================================

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS
                                                   ENDED            YEAR ENDED
                                               JUNE 30, 2000        DECEMBER 31,
                                                (Unaudited)            1999
================================================================================
Shares sold                                       90,785                136,874
Shares reinvested                                 30,217                     --
Shares repurchased                               (39,934)               (57,218)
--------------------------------------------------------------------------------
Net increase                                      81,068                 79,656
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life I nsurance Co., directly and through their separate accounts, own 100% of the Fund.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 2000, which amounted to $82,361.